UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3518

Newbury Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2005

Item 1. Reports to Stockholders

Fidelity® Cash Management Funds Treasury Fund Prime Fund Tax-Exempt Fund

Annual Report October 31, 2005

Contents

Shareholder Expense Example	4
Investment Changes, Schedules of Investments &
Financial Statements
Treasury Fund	7
Prime Fund	17
Tax Exempt Fund	34
Notes to the Financial Statements	73
Report of Independent Registered Public
Accounting Firm	83
Trustees and Officers	84
Distributions	96
Board Approval of Investment Advisory Contracts
and Management Fees	97

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Treasury Fund and Prime Fund seek to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high quality, short term money market securities. Treasury Fund invests in money market securities issued by the U.S. Treasury and backed by the full faith and credit of the U.S. Government.
Prime Fund invests in a broad range of money market securities. Tax Exempt Fund seeks to provide as high a level of current income, exempt from federal income taxes, as is consistent with liquidity and stability of principal by investing in municipal money market securities.

Annual Report

2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s port folio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2005 to October 31, 2005).

Actual Expenses

The first line of the table below for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the esti mate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

4

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	May 1, 2005
	May 1, 2005	October 31, 2005	to October 31, 2005
Treasury
Daily Money Class
Actual	$1,000.00	$1,013.50	$3.55
HypotheticalA	$1,000.00	$1,021.68	$3.57
Capital Reserves Class
Actual	$1,000.00	$1,012.20	$4.82
HypotheticalA	$1,000.00	$1,020.42	$4.84
Advisor B Class
Actual	$1,000.00	$1,009.60	$7.34
HypotheticalA	$1,000.00	$1,017.90	$7.38
Advisor C Class
Actual	$1,000.00	$1,009.60	$7.34
HypotheticalA	$1,000.00	$1,017.90	$7.38
Prime
Daily Money Class
Actual	$1,000.00	$1,014.10	$3.55
HypotheticalA	$1,000.00	$1,021.68	$3.57
Capital Reserves Class
Actual	$1,000.00	$1,012.80	$4.82
HypotheticalA	$1,000.00	$1,020.42	$4.84
Tax Exempt
Daily Money Class
Actual	$1,000.00	$1,009.60	$3.55
HypotheticalA	$1,000.00	$1,021.68	$3.57
Capital Reserves Class
Actual	$1,000.00	$1,008.40	$4.81
HypotheticalA	$1,000.00	$1,020.42	$4.84
Fidelity Tax-Free Money Market
Fund
Actual	$1,000.00	$1,010.90	$2.28
HypotheticalA	$1,000.00	$1,022.94	$2.29

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

5 Annual Report

Shareholder Expense Example continued

Annualized
Expense Ratio
Treasury
Daily Money Class	70%
Capital Reserves Class	95%
Advisor B Class	1.45%
Advisor C Class	1.45%
Prime
Daily Money Class	70%
Capital Reserves Class	95%
Tax Exempt
Daily Money Class	70%
Capital Reserves Class	95%
Fidelity Tax Free Money Market Fund	45%

Annual Report

6

Treasury Fund Investment Changes

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	10/31/05	4/30/05	10/31/04
0 – 30	95.3	98.8	83.4
31 – 90	0.0	0.0	0.0
91 – 180	3.7	1.2	16.6
181 – 397	1.0	0.0	0.0
Weighted Average Maturity
	10/31/05	4/30/05	10/31/04
Treasury Fund	8 Days	5 Days	30 Days
All Taxable Money Market
Funds Average*	35 Days	36 Days	41 Days

*Source: iMoneyNet, Inc.

7 Annual Report

Treasury Fund

Investments October 31, 2005

Showing Percentage of Net Assets

U.S. Treasury Obligations 4.8%

Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
U.S. Treasury Bills – 3.8%
3/9/06	3.58%	$55,000	$54,313
3/9/06	3.64	20,000	19,746
			74,059
U.S. Treasury Notes – 1.0%
6/30/06	4.20	20,000	19,802
TOTAL U.S. TREASURY OBLIGATIONS			93,861

Repurchase Agreements 96.2%
		Maturity
		Amount (000s)
In a joint trading account (Collateralized by U.S. Treasury
Obligations) dated 10/31/05 due 11/1/05 at:
3.92% (a)		$44,148	44,143
3.96% (a)		1,845,820	1,845,617
TOTAL REPURCHASE AGREEMENTS			1,889,760

TOTAL INVESTMENT PORTFOLIO 101.0%
(Cost $1,983,621)			1,983,621

NET OTHER ASSETS – (1.0)%			(20,351)
NET ASSETS 100%			$1,963,270

See accompanying notes which are an integral part of the financial statements.

Annual Report

8

Legend (a) Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement/	Value (000s)
Counterparty
$44,143,000 due
11/1/05 at 3.92%
Banc of America
Securities LLC.	$6,109
Barclays Capital Inc.	14,173
Lehman Brothers Inc	16,127
State Street Bank and
Trust Company	7,734
$44,143

$1,845,617,000 due
11/1/05 at 3.96%
Bear Stearns & Co. Inc.	$320,710
BNP Paribas Securities
Corp.	320,710
Credit Suisse First Boston
LLC	213,807
Deutsche Bank Securities
Inc.	267,258
J.P. Morgan Securities,
Inc.	267,258
Merrill Lynch Government
Securities, Inc.	320,710
UBS Securities LLC	135,164
$1,845,617

Income Tax Information

At October 31, 2005, the fund had a capital loss carryforward of approximately $97,000 of which $48,000 and $49,000 will expire on October 31, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

9 Annual Report

Treasury Fund

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)		October 31, 2005

Assets
Investment in securities, at value (including repurchase
agreements of $1,889,760) (cost $1,983,621)
See accompanying schedule		$1,983,621
Receivable for fund shares sold		22,706
Interest receivable		393
Receivable from investment adviser for expense
reductions		181
Total assets		2,006,901

Liabilities
Payable for fund shares redeemed	$41,453
Distributions payable	544
Accrued management fee	410
Distribution fees payable	711
Other affiliated payables	364
Other payables and accrued expenses	149
Total liabilities		43,631

Net Assets		$1,963,270
Net Assets consist of:
Paid in capital		$1,963,315
Undistributed net investment income		52
Accumulated undistributed net realized gain (loss) on
investments		(97)
Net Assets		$1,963,270
Calculation of Maximum Offering Price
Daily Money Class:
Net Asset Value, offering price and redemption price
per share ($982,162 ÷ 982,303 shares)		$1.00
Capital Reserves Class:
Net Asset Value, offering price and redemption price
per share ($764,220 ÷ 764,068 shares)		$1.00
Advisor B Class:
Net Asset Value and offering price per share
($111,963 ÷ 111,989 shares)A		$1.00
Advisor C Class:
Net Asset Value and offering price per share
($104,925 ÷ 104,942 shares)A		$1.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report 10

Statement of Operations
Amounts in thousands	Year ended October 31, 2005

Investment Income
Interest		$56,545

Expenses
Management fee	$4,971
Transfer agent fees	4,003
Distribution fees	8,569
Accounting fees and expenses	205
Independent trustees’ compensation	10
Custodian fees and expenses	5
Registration fees	421
Audit	51
Legal	5
Miscellaneous	126
Total expenses before reductions	18,366
Expense reductions	(848)	17,518

Net investment income		39,027

Net realized gain (loss) on investment securities		(22)
Net increase in net assets resulting from operations		$39,005

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Treasury Fund
Financial Statements continued

Statement of Changes in Net Assets
	Year ended	Year ended
	October 31,	October 31,
Amounts in thousands	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$39,027	$8,059
Net realized gain (loss)	(22)	(53)
Net increase in net assets resulting from operations	39,005	8,006
Distributions to shareholders from net investment income	(39,017)	(8,067)
Share transactions - net increase (decrease)	1,626	(379,771)
Total increase (decrease) in net assets	1,614	(379,832)

Net Assets
Beginning of period	1,961,656	2,341,488
End of period (including undistributed net investment
income of $52 and undistributed net investment
income of $42, respectively)	$1,963,270	$1,961,656

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Financial Highlights - Daily Money Class

Years ended October 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment
Operations
Net investment income	021	.005	.005	.013	.041
Distributions from net investment
income	(.021)	(.005)	(.005)	(.013)	(.041)
Net asset value,
end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnA	2.16%	.51%	.55%	1.28%	4.19%
Ratios to Average Net AssetsB
Expenses before expense
reductions	74%	.75%	.75%	.73%	.77%
Expenses net of voluntary
waivers, if any	70%	.70%	.70%	.70%	.70%
Expenses net of all reductions	70%	.70%	.70%	.70%	.70%
Net investment income	2.14%	.50%	.56%	1.27%	4.08%
Supplemental Data
Net assets, end of period
(in millions)	$982	$1,010	$1,151	$1,373	$1,452

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions repre sent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment
Operations
Net investment income	019	.003	.003	.010	.039
Distributions from net investment
income	(.019)	(.003)	(.003)	(.010)	(.039)
Net asset value,
end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnA	1.91%	.26%	.31%	1.03%	3.93%
Ratios to Average Net AssetsB
Expenses before expense
reductions	99%	.99%	1.00%	.98%	1.02%
Expenses net of voluntary
waivers, if any	95%	.95%	.94%	.95%	.95%
Expenses net of all reductions	95%	.95%	.94%	.95%	.95%
Net investment income	1.89%	.25%	.31%	1.04%	3.83%
Supplemental Data
Net assets, end of period
(in millions)	$764	$674	$852	$946	$1,159

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions repre sent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Financial Highlights - Advisor B Class

Years ended October 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment
Operations
Net investment income	014	.001	.001	.005	.034
Distributions from net investment
income	(.014)	(.001)	(.001)	(.005)	(.034)
Net asset value,
end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnA,B	1.40%	.12%	.11%	.53%	3.42%
Ratios to Average Net AssetsC
Expenses before expense
reductions	1.49%	1.49%	1.50%	1.48%	1.51%
Expenses net of voluntary
waivers, if any	1.45%	1.07%	1.15%	1.45%	1.45%
Expenses net of all reductions .	1.45%	1.07%	1.15%	1.45%	1.45%
Net investment income	1.39%	.12%	.12%	.52%	3.11%
Supplemental Data
Net assets, end of period
(in millions)	$112	$161	$229	$301	$238

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the contingent deferred sales charge.
C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions repre sent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Financial Highlights - Advisor C Class

Years ended October 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment
Operations
Net investment income	014	.001	.001	.005	.034
Distributions from net investment
income	(.014)	(.001)	(.001)	(.005)	(.034)
Net asset value,
end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnA,B	1.40%	.12%	.11%	.52%	3.42%
Ratios to Average Net AssetsC
Expenses before expense
reductions	1.49%	1.50%	1.50%	1.48%	1.51%
Expenses net of voluntary
waivers, if any	1.45%	1.10%	1.15%	1.45%	1.45%
Expenses net of all reductions .	1.45%	1.10%	1.15%	1.45%	1.45%
Net investment income	1.39%	.10%	.12%	.50%	3.22%
Supplemental Data
Net assets, end of period
(in millions)	$105	$117	$110	$148	$107

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the contingent deferred sales charge.
C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions repre sent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Prime Fund Investment Changes

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	10/31/05	4/30/05	10/31/04
0 – 30	68.6	61.5	59.1
31 – 90	26.0	29.1	25.3
91 – 180	2.7	8.5	14.7
181 – 397	2.7	0.9	0.9
Weighted Average Maturity
	10/31/05	4/30/05	10/31/04
Prime Fund	30 Days	34 Days	41 Days
All Taxable Money Market
Funds AverageA	35 Days	36 Days	41 Days

A Source: iMoneyNet, Inc.

17 Annual Report

Prime Fund
Investments October 31, 2005
Showing Percentage of Net Assets

Corporate Bonds 0.0%
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
Morgan Stanley
4/15/06	3.90%	$ 5,000	$5,045

Certificates of Deposit 33.3%

Domestic Certificates Of Deposit – 0.3%
Washington Mutual Bank, California
11/1/05	3.70	40,000	40,000
London Branch, Eurodollar, Foreign Banks – 17.3%
Barclays PLC
12/2/05	4.05	425,000	425,000
Calyon
3/31/06	3.88	50,000	50,000
7/18/06	4.00	50,000	50,000
10/4/06	4.40	52,000	52,000
Credit Agricole SA
11/1/05	3.80	155,000	155,000
7/17/06	4.00	45,000	45,000
7/18/06	4.00	50,000	50,000
7/19/06	4.00	50,000	50,000
Credit Industriel et Commercial
4/20/06	3.95	50,000	50,000
Credit Suisse Group
11/14/05	3.90	100,000	100,000
Deutsche Bank AG
12/13/05	4.03 (c)	245,000	245,000
ING Bank NV
11/1/05	3.80	160,000	160,000
11/25/05	4.00	160,000	160,000
Royal Bank of Scotland PLC
11/1/05	3.80	495,000	494,998
Societe Generale
12/22/05	3.00	25,000	25,000
8/18/06	4.25	50,000	50,000
			2,161,998
New York Branch, Yankee Dollar, Foreign Banks – 15.7%
Bank of Tokyo-Mitsubishi Ltd.
11/1/05	3.79	190,000	190,000
11/30/05	4.05	120,000	120,000

See accompanying notes which are an integral part of the financial statements.

Annual Report	18

Prime Fund
Investments - continued

Certificates of Deposit continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
New York Branch, Yankee Dollar, Foreign Banks – continued
Barclays Bank PLC
11/1/05	3.78%	$125,000	$125,000
Canadian Imperial Bank of Commerce
11/15/05	4.03 (d)	85,000	85,000
Credit Industriel et Commercial
2/13/06	4.00	25,000	25,000
6/28/06	4.27	50,000	50,000
Credit Suisse First Boston New York Branch
11/19/05	3.98 (d)	65,000	65,000
12/28/05	3.93 (d)	100,000	100,000
1/19/06	4.14 (d)	75,000	75,000
Deutsche Bank AG
12/5/05	3.73 (d)	75,000	75,000
Dexia Credit Local de France
11/1/05	3.78	250,000	250,000
Eurohypo AG
1/30/06	4.02 (a)	25,000	25,000
1/31/06	4.02 (a)	45,000	45,000
Mizuho Corporate Bank Ltd.
11/1/05	3.83	95,000	95,000
12/8/05	4.08	140,000	140,000
Skandinaviska Enskilda Banken AB
1/6/06	4.05 (d)	150,000	149,985
Svenska Handelsbanken AB
11/30/05	3.70	161,000	161,000
Toronto-Dominion Bank
4/7/06	3.86	50,000	50,000
4/18/06	3.92	50,000	50,000
Unicredito Italiano Spa
11/14/05	3.73 (d)	95,000	94,993
			1,970,978

TOTAL CERTIFICATES OF DEPOSIT			4,172,976

Commercial Paper 18.8%

Charta LLC
12/7/05	4.02	25,000	24,900
Citibank Credit Card Master Trust I (Dakota Certificate Program)
11/2/05	3.83	25,000	24,997

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Prime Fund
Investments - continued

Commercial Paper continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
Citigroup Funding, Inc.
11/4/05	3.86%	$40,000	$39,987
11/29/05	4.06	25,000	24,921
Dresdner U.S. Finance, Inc.
11/7/05	3.70	75,000	74,954
Emerald (MBNA Credit Card Master Note Trust)
11/3/05	3.76	10,000	9,998
11/9/05	3.75	46,252	46,214
12/2/05	4.02	5,000	4,983
12/6/05	3.96	85,000	84,675
12/7/05	3.99	20,000	19,921
12/21/05	4.00	50,000	49,725
FCAR Owner Trust
12/9/05	4.02	65,000	64,726
12/13/05	4.04	50,000	49,766
12/14/05	4.05	30,000	29,856
Giro Funding US Corp.
11/8/05	3.75	10,000	9,993
Market Street Funding Corp.
11/2/05	3.82	90,200	90,190
Motown Notes Program
11/2/05	3.72	45,000	44,995
11/3/05	3.72	15,000	14,997
11/4/05	3.72	45,000	44,986
11/4/05	3.75	15,000	14,995
11/7/05	3.70	125,000	124,923
11/8/05	3.77	15,000	14,989
11/21/05	3.85	21,000	20,955
12/7/05	3.81	25,000	24,906
12/12/05	3.85	40,000	39,826
12/13/05	3.95	35,000	34,840
Newcastle (Discover Card Master Trust)
11/21/05	4.00	15,000	14,967
Paradigm Funding LLC
11/2/05	3.81	125,000	124,987
Park Granada LLC
11/2/05	3.70	20,000	19,998
11/10/05	3.90	20,000	19,981
11/23/05	4.03	35,000	34,914
11/23/05	4.07	10,000	9,975
12/7/05	3.78	10,000	9,963
12/9/05	3.99	25,000	24,896

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Prime Fund
Investments - continued

Commercial Paper continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
Park Granada LLC – continued
1/23/06	4.20%	$45,000	$44,569
1/24/06	4.20	15,000	14,855
1/24/06	4.22	35,000	34,659
1/25/06	4.22	75,000	74,260
1/26/06	4.22	30,000	29,700
1/30/06	4.23	50,000	49,477
1/30/06	4.24	5,000	4,948
Park Sienna LLC
11/4/05	4.05	35,000	34,988
11/22/05	4.06	25,000	24,941
11/23/05	4.03	16,428	16,388
11/23/05	4.04	10,000	9,975
11/28/05	4.08	20,000	19,939
Strand Capital LLC
11/1/05	3.84	25,000	25,000
11/7/05	3.63	10,000	9,994
11/14/05	3.69	35,000	34,954
1/19/06	3.92	50,000	49,575
3/14/06	4.26	25,000	24,614
Stratford Receivables Co. LLC
11/2/05	3.85	20,000	19,998
11/3/05	3.84	60,000	59,987
11/3/05	3.87	70,000	69,985
11/4/05	3.71	45,000	44,986
11/4/05	3.86	25,000	24,992
11/21/05	4.00	40,000	39,911
11/21/05	4.05	20,000	19,955
11/28/05	4.06	20,000	19,939
12/5/05	4.02	56,907	56,692
12/5/05	4.04	70,000	69,734
12/6/05	4.02	15,026	14,968
12/9/05	4.05	65,000	64,723
12/12/05	4.07	35,000	34,839
12/13/05	4.04	10,000	9,953
Thames Asset Global Securities No. 1, Inc.
11/22/05	4.00	14,124	14,091
TOTAL COMMERCIAL PAPER			2,357,488

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Prime Fund
Investments - continued

Master Notes 3.0%
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
Bear Stearns Companies, Inc.
11/15/05	3.99% (f)	$48,000	$48,000
Goldman Sachs Group, Inc.
11/6/05	3.95 (d)(f)	32,000	32,000
11/10/05	4.00 (d)(f)	69,000	69,000
11/11/05	3.83 (d)(f)	133,000	133,000
11/11/05	4.00 (d)(f)	7,000	7,000
1/9/06	3.69 (f)	80,000	80,000
TOTAL MASTER NOTES			369,000

Medium Term Notes 23.6%

AIG Matched Funding Corp.
12/15/05	3.89 (d)	70,000	70,000
1/3/06	4.06 (d)	60,000	60,000
1/11/06	4.13 (d)	60,000	60,000
1/23/06	4.02 (d)	65,000	65,000
Allstate Life Global Funding II
11/8/05	3.96 (b)(d)	10,000	10,000
11/15/05	3.99 (b)(d)	10,000	10,000
11/15/05	4.00 (b)(d)	10,000	10,000
11/28/05	4.05 (b)(d)	10,000	10,000
American Express Credit Corp.
11/7/05	3.96 (d)	50,000	50,004
ASIF Global Financing XXX
11/23/05	4.02 (b)(d)	55,000	55,000
Australia & New Zealand Banking Group Ltd.
11/23/05	4.01 (b)(d)	40,000	40,000
Bayerische Landesbank Girozentrale
11/21/05	3.82 (d)	90,000	90,000
1/17/06	4.13 (d)	100,000	100,000
BMW U.S. Capital LLC
11/15/05	3.94 (d)	17,000	17,000
BNP Paribas SA
11/28/05	4.02 (b)(d)	75,000	75,000
Commonwealth Bank of Australia
11/25/05	4.00 (d)	33,000	33,000
Descartes Funding Trust
11/15/05	3.97 (d)	20,000	20,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

22

Prime Fund
Investments - continued

Medium Term Notes continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
Eli Lilly Services, Inc.
11/1/05	3.83% (b)(d)	$30,000	$30,000
GE Capital Assurance Co.
11/1/05	3.94 (d)(f)	45,000	45,000
General Electric Capital Corp.
11/7/05	3.88 (d)	140,000	140,000
11/9/05	4.04 (d)	93,500	93,521
11/17/05	4.07 (d)	100,000	100,020
Hartford Life Global Funding Trust
11/15/05	3.96 (d)	40,000	40,000
HBOS Treasury Services PLC
11/21/05	3.87 (b)(d)	10,000	10,003
12/28/05	4.01 (d)	85,000	85,000
HSBC Finance Corp.
11/25/05	4.02 (d)	45,000	45,000
HSH Nordbank AG
11/23/05	4.03 (b)(d)	47,000	47,000
ING USA Annuity & Life Insurance Co.
12/28/05	4.04 (d)(f)	25,000	25,000
MBIA Global Funding LLC
1/17/06	4.11 (b)(d)	20,000	20,000
Merrill Lynch & Co., Inc.
11/15/05	3.95 (d)	72,000	72,000
Metropolitan Life Insurance Co.
11/7/05	3.88 (b)(d)	32,148	32,148
Morgan Stanley
11/1/05	4.05 (d)	14,000	14,000
11/4/05	3.89 (d)	20,000	20,000
11/15/05	4.00 (d)	33,000	33,000
11/28/05	4.10 (d)	57,000	57,002
Pacific Life Global Funding
11/4/05	3.88 (b)(d)	22,500	22,500
11/14/05	3.96 (d)	5,000	5,000
RACERS
11/22/05	4.03 (b)(d)	95,000	95,000
Royal Bank of Canada
11/10/05	3.95 (d)	10,000	10,000
Royal Bank of Scotland PLC
11/21/05	3.97 (b)(d)	100,000	100,000
SBC Communications, Inc.
6/5/06	3.96 (b)	30,555	30,620

See accompanying notes which are an integral part of the financial statements.

23 Annual Report

Prime Fund
Investments - continued

Medium Term Notes continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
Security Life of Denver Insurance Co.
11/30/05	3.94% (d)(f)	$18,000	$18,000
SLM Corp.
11/1/05	3.91 (b)(d)	50,000	50,000
Societe Generale
12/2/05	4.06 (c)(d)	44,000	44,000
SunTrust Bank, Georgia
12/12/05	3.78 (d)	100,000	99,997
Travelers Insurance Co.
11/17/05	3.90 (d)(f)	15,000	15,000
11/19/05	3.90 (d)(f)	5,000	5,000
Treasury Bank NA, Alexandria Virginia
11/14/05	3.80 (d)	60,000	60,000
Verizon Global Funding Corp.
12/15/05	3.98 (d)	100,000	100,000
Wachovia Asset Securitization Issuance LLC
11/25/05	4.03 (b)(d)	18,059	18,059
Washington Mutual Bank, California
11/4/05	3.70 (d)	55,000	55,000
12/20/05	3.87 (d)	66,000	66,000
12/28/05	3.94 (d)	90,000	89,997
1/27/06	4.20 (d)	95,000	95,000
Wells Fargo & Co.
11/2/05	3.91 (d)	35,000	35,000
11/15/05	3.96 (d)	100,000	100,000
WestLB AG
11/10/05	3.95 (b)(d)	49,000	49,000
12/30/05	4.02 (b)(d)	53,000	53,000
Westpac Banking Corp.
12/12/05	3.84 (d)	20,000	20,000
White Pine Finance LLC
11/10/05	3.72 (b)(d)	40,000	39,996
TOTAL MEDIUM TERM NOTES			2,959,867

Short Term Notes 2.3%

Hartford Life Insurance Co.
12/1/05	4.02 (d)(f)	20,000	20,000
Jackson National Life Insurance Co.
1/2/06	4.19 (d)(f)	25,000	25,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

24

Prime Fund
Investments - continued

Short Term Notes continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
Metropolitan Life Insurance Co.
11/1/05	3.85% (d)(f)	$10,000	$10,000
11/28/05	4.14 (b)(d)	15,000	15,000
1/2/06	4.19 (d)(f)	35,000	35,000
Monumental Life Insurance Co.
11/1/05	4.00 (d)(f)	18,000	18,000
11/1/05	4.03 (d)(f)	20,000	20,000
New York Life Insurance Co.
12/31/05	4.15 (d)(f)	75,000	75,000
Transamerica Occidental Life Insurance Co.
11/1/05	3.86 (d)(f)	40,000	40,000
Travelers Insurance Co.
1/2/06	4.15 (d)(f)	25,000	25,000
TOTAL SHORT TERM NOTES			283,000

Municipal Securities 0.7%

Georgia Muni. Elec. Auth. Series B, 3.95% 11/1/05,
LOC Bayerische Landesbank Girozentrale,
LOC WestLB AG, CP		14,600	14,600
Georgia Muni. Elec. Auth. Pwr. Rev. Series B, 3.95%
11/1/05, LOC Bayerische Landesbank Girozentrale,
LOC WestLB AG, CP		11,000	11,000
Mississippi Gen. Oblig. (Nissan Proj.)
Series B, 4.07% (Liquidity Facility Dexia Cr. Local de
France), VRDN (d)		58,525	58,525
TOTAL MUNICIPAL SECURITIES			84,125

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

Prime Fund
Investments - continued

Repurchase Agreements 31.0%
	Maturity	Value (Note 1)
	Amount (000s)	(000s)
In a joint trading account (Collateralized by U.S. Government
Obligations) dated 10/31/05 due 11/1/05 at:
4.03%	$49,155	$49,149
4.05%	883,132	883,033
With:
Banc of America Securities LLC at 4.14%, dated 10/31/05
due 11/1/05 (Collateralized by Corporate Obligations
valued at $510,000,000, 4% – 9.88%, 8/15/06 -
3/1/33)	500,058	500,000
Barclays Capital, Inc. at 4.03%, dated 11/1/05 due
11/30/05 (Collateralized by Mortgage Loan Obligations,
4.9% – 6%, 5/15/17 - 10/1/35) (c)	100,325	100,000
Citigroup Global Markets, Inc. at 4.12%, dated 10/31/05
due 11/1/05 (Collateralized by Mortgage Loan
Obligations valued at $507,150,000, 0.27% – 9.15%,
12/20/09 – 10/12/41)	483,055	483,000
Credit Suisse First Boston, Inc. at 4.16%, dated 10/31/05
due 11/1/05 (Collateralized by Mortgage Loan
Obligations valued at $258,304,237, 4.05% – 7.27%,
4/1/13 – 12/25/35)	246,028	246,000
CS First Boston Corp. at:
4.02%, dated 10/31/05 due 11/7/05 (Collateralized by
Mortgage Loan Obligations valued at $255,002,937,
4.5% – 9%, 2/1/14 – 11/1/35)	250,195	250,000
4.03%, dated 11/1/05 due 12/1/05 (Collateralized by
Mortgage Loan Obligations, 4.19% – 4.88%, 2/1/33 –
3/1/35) (c)	158,531	158,000
Deutsche Bank Securities, Inc. at:
4.04%, dated 11/1/05 due 11/30/05 (Collateralized by
Mortgage Loan Obligations:
4.61% – 5%, 2/15/34 – 10/15/35) (c)	90,293	90,000
3.75% – 8.56%, 1/25/34 - 10/15/35) (c)	44,143	44,000
4.19%, dated 10/31/05 due 11/1/05 (Collateralized by
Mortgage Loan Obligations valued at $319,200,000,
0% – 5.59%, 9/15/14 – 7/25/45)	304,035	304,000
Goldman Sachs & Co. at:
4.16%, dated:
8/23/05 due 11/21/05 (Collateralized by Corporate
Obligations valued at $224,504,749, 4.23% -
13.43%, 6/12/09 – 9/25/35) (d)(e)	217,236	215,000
10/31/05 due 11/1/05:
(Collateralized by Corporate Obligations valued at
$19,950,616, 2.12% 7.5%, 3/15/07 8/21/35)	19,002	19,000
(Collateralized by Mortgage Loan Obligations valued at
$19,950,000, 0.93% 3.56%, 8/14/16 -
6/25/33)	19,002	19,000
See accompanying notes which are an integral part of the financial statements.

Annual Report 26

Prime Fund
Investments - continued

Repurchase Agreements continued
	Maturity	Value (Note 1)
	Amount (000s)	(000s)
With: – continued
Goldman Sachs & Co. at:
4.17%, dated 8/23/05 due 11/21/05 (Collateralized by
Corporate Obligations valued at $52,500,587, 0% -
5%, 3/15/07 – 1/15/31) (d)(e)	$50,521	$50,000
Lehman Brothers, Inc. at 4.14%, dated 10/31/05 due
11/1/05 (Collateralized by Mortgage Loan Obligations
valued at $262,500,050, 0.12% – 7.5%, 11/21/11 -
7/25/45)	250,029	250,000
Morgan Stanley & Co., Inc. at 4.03%, dated 11/1/05 due
11/30/05 (Collateralized by Mortgage Loan Obligations,
4.07% – 4.61%, 11/1/34 - 6/1/43) (c)	220,714	220,000
TOTAL REPURCHASE AGREEMENTS		3,880,182

TOTAL INVESTMENT PORTFOLIO 112.7%
(Cost $14,111,683)		14,111,683

NET OTHER ASSETS (12.7)%		(1,585,972)
NET ASSETS 100%		$12,525,711

Security Type Abbreviations

CP     — COMMERCIAL PAPER

VRDN — VARIABLE RATE DEMAND NOTE

Legend

(a) Debt obligation initially issued at one
coupon which converts to a higher
coupon at a specified date. The rate
shown is the rate at period end.

(b) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $822,326,000
or 6.6% of net assets.

(c) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

See accompanying notes which are an integral part of the financial statements.

27 Annual Report

Prime Fund Investments continued

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end. The due dates on
these types of securities reflect the next
interest rate reset date or, when
applicable, the final maturity date.

(e) The maturity amount is based on the
rate at period end.

(f) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the value
of restricted securities (excluding 144A
issues) amounted to $745,000,000 or
5.9% of net assets.

Additional information on each holding is as follows:

	Acquisition	Cost
Security	Date	(000s)
Bear Stearns
Companies, Inc.
3.99%, 11/15/05	10/11/05	$48,000
GE Capital
Assurance Co.	4/1/05
3.94%, 11/1/05	7/28/05	$45,000
Goldman Sachs
Group, Inc.:
3.69%, 1/9/06	4/12/05	$80,000
3.83%, 11/11/05	8/11/04	$133,000
3.95%, 11/6/05	10/6/05	$32,000
4%, 11/10/05	2/14/05	$69,000
4%, 11/11/05	10/11/05	$7,000
Hartford Life
Insurance Co.
4.02%, 12/1/05	12/16/03	$20,000
ING USA Annuity &
Life Insurance Co.
4.04%, 12/28/05	6/23/05	$25,000
Jackson National
Life Insurance Co.
4.19%, 1/2/06	3/31/03	$25,000

	Acquisition	Cost
Security	Date	(000s)
Metropolitan Life
Insurance Co.:
3.85%, 11/1/05	2/24/03	$10,000
4.19%, 1/2/06	3/26/02	$35,000
Monumental Life
Insurance Co.:	7/31/98 -
4%, 11/1/05	9/17/98	$18,000
4.03%, 11/1/05	3/12/99	$20,000
New York Life
Insurance Co.
4.15%, 12/31/05	2/28/02	$75,000
Security Life of
Denver Insurance
Co. 3.94%,
11/30/05	8/26/05	$18,000
Transamerica
Occidental Life
Insurance Co.
3.86%, 11/1/05	4/28/00	$40,000
Travelers
Insurance Co.:
3.9%, 11/17/05	5/17/05	$15,000
3.9%, 11/19/05	8/18/05	$5,000
4.15%, 1/2/06	4/1/05	$25,000

Income Tax Information

At October 31, 2005, the fund had a capital loss carryforward of approximately $519,000 of which $381,000 and $138,000 will expire on October 31, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report 28

Prime Fund

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)		October 31, 2005

Assets
Investment in securities, at value (including repurchase
agreements of $3,880,182) (cost $14,111,683)
See accompanying schedule		$14,111,683
Cash		49
Receivable for fund shares sold		244,029
Interest receivable		32,132
Receivable from investment adviser for expense
reductions		1,490
Other affiliated receivables		47
Total assets		14,389,430

Liabilities
Payable for investments purchased
Regular delivery	$755,000
Delayed delivery	901,000
Payable for fund shares redeemed	196,148
Distributions payable	1,052
Accrued management fee	2,618
Distribution fees payable	4,182
Other affiliated payables	2,335
Other payables and accrued expenses	1,384
Total liabilities		1,863,719

Net Assets		$12,525,711
Net Assets consist of:
Paid in capital		$12,526,193
Distributions in excess of net investment income		(128)
Accumulated undistributed net realized gain (loss) on
investments		(354)
Net Assets		$12,525,711
Daily Money Class:
Net Asset Value, offering price and redemption price
per share ($5,065,488 ÷ 5,065,708 shares)		$1.00
Capital Reserves Class:
Net Asset Value, offering price and redemption price
per share ($7,460,223 ÷ 7,460,170 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

29 Annual Report

Prime Fund
Financial Statements - continued

Statement of Operations
Amounts in thousands	Year ended October 31, 2005

Investment Income
Interest		$355,094

Expenses
Management fee	$29,800
Transfer agent fees	23,858
Distribution fees	47,269
Accounting fees and expenses	951
Independent trustees’ compensation	55
Appreciation in deferred trustee compensation account	3
Custodian fees and expenses	169
Registration fees	3,312
Audit	100
Legal	26
Miscellaneous	1,295
Total expenses before reductions	106,838
Expense reductions	(5,957)	100,881

Net investment income		254,213

Net realized gain (loss) on investment securities		(137)
Net increase in net assets resulting from operations		$254,076

See accompanying notes which are an integral part of the financial statements.

Annual Report

30

Statement of Changes in Net Assets
		Year ended	Year ended
		October 31,	October 31,
Amounts in thousands		2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income		$254,213	$51,351
Net realized gain (loss)		(137)	(381)
Net increase in net assets resulting from operations	.	254,076	50,970
Distributions to shareholders from net investment income	.	(254,189)	(51,369)
Share transactions - net increase (decrease)		892,868	1,944,179
Total increase (decrease) in net assets		892,755	1,943,780

Net Assets
Beginning of period		11,632,956	9,689,176
End of period (including distributions in excess of net
investment income of $128 and undistributed net
investment income of $231, respectively)		$12,525,711	$11,632,956

See accompanying notes which are an integral part of the financial statements.

31 Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment
Operations
Net investment income	023	.006	.006	.014	.043
Distributions from net investment
income	(.023)	(.006)	(.006)	(.014)	(.043)
Net asset value,
end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnA	2.29%	.61%	.65%	1.39%	4.42%
Ratios to Average Net AssetsB
Expenses before expense
reductions	75%	.73%	.73%	.72%	.74%
Expenses net of voluntary
waivers, if any	70%	.70%	.70%	.70%	.70%
Expenses net of all reductions	70%	.70%	.70%	.70%	.70%
Net investment income	2.28%	.62%	.65%	1.38%	4.28%
Supplemental Data
Net assets, end of period
(in millions)	$5,065	$4,906	$4,744	$5,151	$5,455

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions repre sent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

32

Financial Highlights - Capital Reserves Class

Years ended October 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment
Operations
Net investment income	020	.004	.004	.011	.041
Distributions from net investment
income	(.020)	(.004)	(.004)	(.011)	(.041)
Net asset value,
end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnA	2.03%	.36%	.40%	1.14%	4.16%
Ratios to Average Net AssetsB
Expenses before expense
reductions	1.00%	.99%	.97%	.97%	.99%
Expenses net of voluntary
waivers, if any	95%	.95%	.95%	.95%	.95%
Expenses net of all reductions	95%	.95%	.95%	.95%	.95%
Net investment income	2.03%	.37%	.40%	1.14%	4.00%
Supplemental Data
Net assets, end of period
(in millions)	$7,460	$6,727	$4,945	$4,799	$5,335

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions repre sent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

33 Annual Report

Tax-Exempt Fund Investment Changes

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	10/31/05	4/30/05	10/31/04
0 – 30	90.8	90.6	91.1
31 – 90	1.2	2.7	1.9
91 – 180	0.4	4.3	0.9
181 – 397	7.6	2.4	6.1
Weighted Average Maturity
	10/31/05	4/30/05	10/31/04
Tax Exempt Fund	28 Days	20 Days	25 Days
All Tax Free Money Market
Funds Average*	28 Days	24 Days	36 Days

*Source: iMoneyNet, Inc.

Annual Report 34

Tax-Exempt Fund
Investments October 31, 2005
Showing Percentage of Net Assets

Municipal Securities 94.7%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Alabama – 1.3%
Alabama Gen. Oblig. Participating VRDN Series MS 668,
2.73% (Liquidity Facility Morgan Stanley) (a)(e)	$6,600	$6,600
Alabama Pub. School & College Auth. Rev. Participating
VRDN Series Putters 124, 2.74% (Liquidity Facility JPMorgan
Chase & Co.) (a)(e)	10,000	10,000
Birmingham Med. Ctr. East Spl. Care Facilities Fing. Auth. Rev.
Participating VRDN Series MT 16, 2.74% (Liquidity Facility
Svenska Handelsbanken AB) (a)(e)	2,605	2,605
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr.
Proj.) Series 1997, 2.75%, LOC AmSouth Bank NA,
Birmingham, VRDN (a)	600	600
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev.
Participating VRDN:
Series EGL 02 6009, 2.74% (Liquidity Facility Citibank NA,
New York) (a)(e)	4,100	4,100
Series MS 947, 2.73% (Liquidity Facility Morgan
Stanley) (a)(e)	9,600	9,600
Montgomery Baptist Med. Ctr. Spl. Care Facilities Fing. Auth.
Rev. (Baptist Med. Ctr. Proj.) Series 1994 A, 2.75%, LOC
AmSouth Bank NA, Birmingham, VRDN (a)	3,600	3,600
Univ. of Alabama Gen. Rev. Participating VRDN Series Putters
529, 2.74% (Liquidity Facility JPMorgan Chase Bank) (a)(e) .	2,500	2,500
		39,605

Alaska – 1.2%
Alaska Hsg. Fin. Corp. Participating VRDN:
Series Merlots 05 A8, 2.72% (Liquidity Facility Wachovia
Bank NA) (a)(e)	4,150	4,150
Series Merlots 99 D, 2.72% (Liquidity Facility Wachovia
Bank NA) (a)(e)	1,100	1,100
Alaska Intl. Arpts. Revs. Participating VRDN Series PT 1397,
2.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,635	4,635
Alaska Muni. Bond Bank Auth. Participating VRDN:
Series PT 1986, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	5,790	5,790
Series ROC II R7525, 2.74% (Liquidity Facility Citibank
NA) (a)(e)	3,425	3,425
Anchorage Gen. Oblig. Participating VRDN Series PT 2655,
2.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,800	5,800

See accompanying notes which are an integral part of the financial statements.

35		Annual Report

Tax-Exempt Fund
Investments - continued

Municipal Securities - continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Alaska – continued
Matanuska-Susitna Borough Participating VRDN Series Merlots
01 A114, 2.72% (Liquidity Facility Wachovia Bank
NA) (a)(e)	$3,115	$3,115
Valdez Marine Term. Rev. Bonds (ConocoPhillips Proj.) Series
1994 B, 3%, tender 6/1/06 (a)	8,000	8,000
		36,015

Arizona – 1.0%
Arizona State Univ. Revs. Participating VRDN:
Series PT 2264, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	3,000	3,000
Series ROC II R174, 2.74% (Liquidity Facility Citibank
NA) (a)(e)	1,295	1,295
Arizona Tourism & Sports Auth. Tax Rev. Series A, 2.72%
(AMBAC Insured), VRDN (a)	3,000	3,000
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Participating
VRDN:
Series MS 991, 2.73% (Liquidity Facility Morgan
Stanley) (a)(e)	1,829	1,829
Series ROC II R6039, 2.74% (Liquidity Facility Citibank
NA) (a)(e)	2,095	2,095
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN
Series PT 1401, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	1,200	1,200
Pima County Indl. Dev. Auth. Rev. (El Dorado Hosp. Proj.)
2.72%, LOC Branch Banking & Trust Co., VRDN (a)	4,400	4,400
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.
Participating VRDN:
Series PT 1512, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	1,000	1,000
Series ROC II R1003, 2.74% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (a)(e)	3,975	3,975
Series SG 03 160, 2.74% (Liquidity Facility Societe
Generale) (a)(e)	3,600	3,600
Tucson Indl. Dev. Auth. Multi-family Hsg. Rev. (Family Hsg.
Resources Proj.) Series 2002 A, 2.71%, LOC Fannie Mae,
VRDN (a)	4,000	4,000
		29,394

California – 2.4%
California Dept. of Wtr. Resources Pwr. Supply Rev.
Participating VRDN Series Putters 395, 2.73% (Liquidity
Facility JPMorgan Chase Bank) (a)(e)	16,655	16,655

See accompanying notes which are an integral part of the financial statements.

Annual Report 36

Municipal Securities - continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Gen. Oblig. Participating VRDN:
Series Putters 132, 2.73% (Liquidity Facility JPMorgan Chase
Bank) (a)(e)	$2,485	$2,485
Series Putters 245, 2.73% (Liquidity Facility JPMorgan Chase
Bank) (a)(e)	6,660	6,660
Series Putters 556Z, 2.73% (Liquidity Facility JPMorgan
Chase Bank) (a)(e)	7,450	7,450
Los Angeles Muni. Impt. Corp. Lease Rev. Participating VRDN
Series PT 1405, 2.72% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	7,000	7,000
Los Angeles Reg’l. Arpt. Impt. Rev. (Los Angeles Int’l. Arpt./Air
France Proj.) 2.98%, LOC Societe Generale, VRDN (a)	3,100	3,100
Los Angeles Unified School District Participating VRDN:
Series Putters 487, 2.73% (Liquidity Facility PNC Bank NA,
Pittsburgh) (a)(e)	12,765	12,765
Series Putters 488, 2.73% (Liquidity Facility JPMorgan Chase
Bank) (a)(e)	13,465	13,465
		69,580

Colorado – 1.9%
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 2.85%, LOC
JPMorgan Chase Bank, VRDN (a)	1,000	1,000
(Catholic Health Initiatives Proj.) Series B4, 2.7% (Liquidity
Facility Wells Fargo Bank NA, San Francisco), VRDN (a) .	26,400	26,400
Colorado Springs Utils. Rev. Participating VRDN:
Series ROC II R405, 2.74% (Liquidity Facility Citibank
NA) (a)(e)	3,600	3,600
Series SGB 28, 2.74% (Liquidity Facility Societe
Generale) (a)(e)	6,800	6,800
E-470 Pub. Hwy. Auth. Rev. Participating VRDN Series 04 BS
219 Class A, 2.85% (Liquidity Facility Bear Stearns
Companies, Inc.) (a)(e)	4,545	4,545
Larimer County School District #R1, Poudre Participating
VRDN Series ROC II R4535, 2.74% (Liquidity Facility
Citigroup Global Markets Hldgs., Inc.) (a)(e)	2,815	2,815
Mesa County Valley School District #051, Grand Junction
Participating VRDN Series Putters 684, 2.74% (Liquidity
Facility JPMorgan Chase & Co.) (a)(e)	2,000	2,000
Southern Ute Indian Tribe of Southern Ute Indian Reservation
2.76%, VRDN (a)	1,300	1,300

See accompanying notes which are an integral part of the financial statements.

37		Annual Report

Tax-Exempt Fund
Investments - continued

Municipal Securities - continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Colorado – continued
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN:
Series PT 2690, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	$3,900	$3,900
Series Putters 862, 2.74% (Liquidity Facility JPMorgan Chase
Bank) (a)(e)	5,030	5,030
		57,390

Delaware – 0.3%
Delaware Econ. Dev. Auth. Rev.:
(Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 2.9%, VRDN (a)	3,500	3,500
Series 1999 A, 2.88%, VRDN (a)	2,200	2,200
(Peninsula United Methodist Homes, Inc. Proj.) Series 1997
B, 2.72%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,070	4,070
		9,770

District Of Columbia – 1.4%
District of Columbia Gen. Oblig. Participating VRDN Series PT
2440, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	1,885	1,885
District of Columbia Rev.:
(American Assoc. Med. Colleges Proj.) 2.78% (AMBAC
Insured), VRDN (a)	3,575	3,575
(American Psychological Assoc. Proj.) 2.75%, LOC Bank of
America NA, VRDN (a)	1,200	1,200
(Defenders of Wildlife Proj.) 2.75%, LOC Bank of America
NA, VRDN (a)	2,630	2,630
(The AARP Foundation Proj.) Series 2004, 2.7%, LOC Bank
of America NA, VRDN (a)	12,500	12,500
(The Phillips Collection Issue Proj.) Series 2003, 2.7%, LOC
Bank of America NA, VRDN (a)	6,000	6,000
District of Columbia Wtr. & Swr. Auth. Participating VRDN
Series MS 1125, 2.73% (Liquidity Facility Morgan
Stanley) (a)(e)	13,168	13,168
		40,958

Florida – 5.0%
Clay County Utils. Sys. Rev. Series 2003 A, 2.7%, LOC Bank of
America NA, VRDN (a)	6,385	6,385
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 2.7%,
LOC Bank of America NA, VRDN (a)	5,150	5,150
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 01 902, 2.74% (Liquidity Facility Citibank NA,
New York) (a)(e)	13,000	13,000
See accompanying notes which are an integral part of the financial statements.

Annual Report 38

Municipal Securities - continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Florida – continued
Florida Board of Ed. Cap. Outlay Participating VRDN: -
continued
Series EGL 01 905, 2.74% (Liquidity Facility Citibank NA,
New York) (a)(e)	$10,200	$10,200
Series EGL 7050031, 2.74% (Liquidity Facility Citibank
NA) (a)(e)	4,900	4,900
Series MS 1017, 2.73% (Liquidity Facility Morgan
Stanley) (a)(e)	3,200	3,200
Series PA 969, 2.73% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	3,095	3,095
Series PT 1223, 2.73% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	7,000	7,000
Florida Board of Ed. Lottery Rev. Participating VRDN Series PT
2030, 2.73% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	14,375	14,375
Florida Dept. of Envir. Protection Preservation Rev.
Participating VRDN Series PT 1897, 2.73% (Liquidity Facility
Merrill Lynch & Co., Inc.) (a)(e)	6,000	6,000
Florida State Univ., Finl. Assistance, Inc., Edl. & Athletic
Facilities Impt. Rev. Participating VRDN Series SGB 44,
2.74% (Liquidity Facility Societe Generale) (a)(e)	2,910	2,910
Highlands County Health Facilities Auth. Rev. (Adventist Health
Sys./Sunbelt Obligated Group Proj.) Series C, 2.72%,
VRDN (a)	2,700	2,700
Indian River County Hosp. District Hosp. Rev. Series 1985,
2.86%, LOC Wachovia Bank NA, VRDN (a)	2,700	2,700
Jacksonville Elec. Auth. Rev. Participating VRDN Series MS 98
127, 2.73% (Liquidity Facility Morgan Stanley) (a)(e)	1,995	1,995
Jacksonville Health Facilities Auth. Participating VRDN Series
ROC II R186, 2.74% (Liquidity Facility Citibank NA) (a)(e)	1,695	1,695
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.)
2.73%, VRDN (a)	6,750	6,750
JEA Wtr. & Swr. Sys. Rev. Participating VRDN Series PT 2173,
2.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,075	2,075
Miami-Dade County Aviation Rev. Participating VRDN
Series PA 1309, 2.74% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(e)	5,000	5,000
Palm Beach County Rev.:
(Benjamin Private School Proj.) 2.7%, LOC Bank of America
NA, VRDN (a)	13,900	13,900
(Planned Parenthood Proj.) 2.73%, LOC Northern Trust Co.,
Chicago, VRDN (a)	2,700	2,700

See accompanying notes which are an integral part of the financial statements.

39		Annual Report

Tax-Exempt Fund
Investments - continued

Municipal Securities - continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Florida – continued
Pasco County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Carlton
Arms of Magnolia Valley Proj.) Series 1985, 2.905%, LOC
Wachovia Bank NA, VRDN (a)	$2,415	$2,415
Port of Saint Lucie Util. Rev. Series A, 2.72% (MBIA Insured),
VRDN (a)	10,000	10,000
Reedy Creek Impt. District Participating VRDN Series Putters
902, 2.74% (Liquidity Facility JPMorgan Chase Bank) (a)(e) .	3,300	3,300
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series PA
576, 2.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,000	2,000
Univ. of North Florida Foundation, Inc. Rev. Series 1994,
2.81%, LOC Wachovia Bank NA, VRDN (a)	2,200	2,200
Volusia County Health Facilities Auth. Rev. Participating VRDN
Series MT 151, 2.73% (Liquidity Facility Landesbank
Hessen-Thuringen) (a)(e)	7,200	7,200
West Palm Beach Util. Sys. Rev. Participating VRDN Series MS
972, 2.73% (Liquidity Facility Morgan Stanley) (a)(e)	3,600	3,600
		146,445

Georgia – 2.6%
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series EGL 04 42A, 2.74% (Liquidity Facility Citibank
NA) (a)(e)	4,700	4,700
Series Putters 513, 2.74% (Liquidity Facility PNC Bank NA,
Pittsburgh) (a)(e)	10,000	10,000
Series SGA 145, 2.75% (Liquidity Facility Societe
Generale) (a)(e)	6,000	6,000
Augusta Wtr. & Swr. Rev. Participating VRDN Series SGA 03
140, 2.75% (Liquidity Facility Societe Generale) (a)(e)	7,000	7,000
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines,
Inc. Proj.) Series 2000 A, 2.77%, LOC Gen. Elec. Cap.
Corp., VRDN (a)	7,000	7,000
Cobb County Dev. Auth. Univ. Facilities Rev. Participating
VRDN Series MS 983, 2.73% (Liquidity Facility Morgan
Stanley) (a)(e)	6,636	6,636
DeKalb County Dev. Auth. Rev. (BDS Oglethorpe Univ. Proj.)
2.7%, LOC SunTrust Bank, VRDN (a)	4,700	4,700
Forsyth County School District Participating VRDN Series CDC
04 6, 2.74% (Liquidity Facility CDC Fin.-CDC IXIS) (a)(e)	3,010	3,010
Fulton County Dev. Auth. (Mount Vernon Presbyterian School
Proj.) 2.72%, LOC Branch Banking & Trust Co., VRDN (a)	5,000	5,000
Fulton County Wtr. & Swr. Rev. Participating VRDN Series EGL
720050005 Class A, 2.74% (Liquidity Facility Citibank
NA) (a)(e)	4,295	4,295

See accompanying notes which are an integral part of the financial statements.

Annual Report 40

Municipal Securities - continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Georgia – continued
Gainesville & Hall County Dev. Auth. Rev. (Lanier Village
Estates Proj.) 2.76%, LOC Bank of America NA, VRDN (a)	$13,700	$13,700
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia
Pwr. Co. Plant Proj.) First Series 1997, 2.83%, tender
5/5/06 (a)	4,800	4,800
		76,841

Hawaii – 0.4%
Hawaii Gen. Oblig. Participating VRDN:
Series PT 2301, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	3,300	3,300
Series ROC II R 6035, 2.74% (Liquidity Facility Citibank
NA) (a)(e)	1,890	1,890
Series ROC II R 6504, 2.74% (Liquidity Facility Citibank
NA) (a)(e)	2,085	2,085
Honolulu City & County Gen. Oblig. Participating VRDN
Series EGL 7050052, 2.74% (Liquidity Facility Citibank
NA) (a)(e)	5,000	5,000
		12,275

Illinois – 6.8%
Chicago Board of Ed. Participating VRDN:
Series BA 96 BB, 2.8% (Liquidity Facility Bank of America
NA) (a)(e)	3,400	3,400
Series MS 1063, 2.8% (Liquidity Facility Morgan
Stanley) (a)(e)	4,990	4,990
Series ROC II R2168, 2.74% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (a)(e)	2,175	2,175
Chicago Gen. Oblig. Participating VRDN:
Series EGL 01 1303, 2.85% (Liquidity Facility Citibank NA,
New York) (a)(e)	2,500	2,500
Series PT 1592, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	5,810	5,810
Series PT 2360, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	5,555	5,555
Series PT 2361, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	2,680	2,680
Series Putters 736, 2.74% (Liquidity Facility JPMorgan Chase
Bank) (a)(e)	3,590	3,590
Chicago Skyway Toll Bridge Rev. Participating VRDN
Series EGL 01 1304, 2.74% (Liquidity Facility Citibank NA,
New York) (a)(e)	10,005	10,005

See accompanying notes which are an integral part of the financial statements.

41		Annual Report

Tax-Exempt Fund
Investments - continued

Municipal Securities - continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 97 V, 2.72% (Liquidity Facility Wachovia Bank
NA) (a)(e)	$1,285	$1,285
Series MT 30, 2.74% (Liquidity Facility BNP Paribas
SA) (a)(e)	3,760	3,760
Cook County Gen. Oblig. Participating VRDN:
Series EGL 01 1302, 2.74% (Liquidity Facility Citibank NA,
New York) (a)(e)	1,200	1,200
Series PA 591, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	5,305	5,305
Hoffman Estates Tax Increment Rev. (Sears, Roebuck & Co.
Proj.) 2.72%, LOC Northern Trust Co., Chicago, VRDN (a)	8,000	8,000
Illinois Dev. Fin. Auth. Gas Supply Rev. Participating VRDN
Series MS 1088, 2.73% (Liquidity Facility Morgan
Stanley) (a)(e)	6,390	6,390
Illinois Dev. Fin. Auth. Rev. (Aurora Central Catholic High
School Proj.) Series 1994, 2.95%, LOC Allied Irish Banks
PLC, VRDN (a)	1,000	1,000
Illinois Edl. Facilities Auth. Revs. Participating VRDN:
Series EGL 03 60, 2.74% (Liquidity Facility Citibank NA,
New York) (a)(e)	4,690	4,690
Series PA 896R, 2.74% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(e)	4,135	4,135
Illinois Fin. Auth. Rev.:
(Illinois College Proj.) 2.72%, LOC U.S. Bank NA,
Minnesota, VRDN (a)	10,000	10,000
(Mercy Alliance, Inc. Proj.) 2.73%, LOC M&I Marshall &
Ilsley Bank, VRDN (a)	7,000	7,000
Illinois Gen. Oblig. Participating VRDN:
Series MS 98 143, 2.73% (Liquidity Facility Morgan
Stanley) (a)(e)	1,500	1,500
Series PT 1882, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	4,640	4,640
Series PT 2131, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	7,720	7,720
Series Putters 105, 2.74% (Liquidity Facility JPMorgan Chase
& Co.) (a)(e)	3,160	3,160
Series Putters 133, 2.74% (Liquidity Facility JPMorgan Chase
& Co.) (a)(e)	4,340	4,340
Series Putters 409, 2.74% (Liquidity Facility JPMorgan Chase
Bank) (a)(e)	5,780	5,780
Series Putters 636, 2.74% (Liquidity Facility JPMorgan Chase
Bank) (a)(e)	2,985	2,985

See accompanying notes which are an integral part of the financial statements.

Annual Report 42

Municipal Securities - continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Illinois Gen. Oblig. Participating VRDN: – continued
Series Putters 679, 2.74% (Liquidity Facility JPMorgan Chase
& Co.) (a)(e)	$2,940	$2,940
Illinois Reg’l. Trans. Auth. Participating VRDN:
Series BA 03 C, 2.78% (Liquidity Facility Bank of America
NA) (a)(e)	2,000	2,000
Series BA 04 A, 2.74% (Liquidity Facility Bank of America
NA) (a)(e)	3,330	3,330
Series EGL 01 1306, 2.74% (Liquidity Facility Citibank NA,
New York) (a)(e)	1,600	1,600
Series Merlots 01 A86, 2.72% (Liquidity Facility Wachovia
Bank NA) (a)(e)	3,765	3,765
Series Merlots 01 A93, 2.72% (Liquidity Facility Wachovia
Bank NA) (a)(e)	3,655	3,655
Series Merlots 02 A24, 2.72% (Liquidity Facility Wachovia
Bank NA) (a)(e)	4,960	4,960
Series PT 2424, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	4,500	4,500
Series SGB 19, 2.74% (Liquidity Facility Societe
Generale) (a)(e)	1,000	1,000
Illinois Sales Tax Rev. Participating VRDN:
Series DB 165, 2.74% (Liquidity Facility Deutsche Bank
AG) (a)(e)	10,650	10,650
Series PT 1929, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	3,960	3,960
Kane & DeKalb Counties Cmnty. Unit School District #302
Participating VRDN Series Putters 283, 2.74% (Liquidity
Facility JPMorgan Chase Bank) (a)(e)	3,240	3,240
Lake County Forest Preservation District Participating VRDN
Series ROC II R2059, 2.74% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (a)(e)	1,101	1,101
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995,
3.1%, LOC Lasalle Bank NA, VRDN (a)	3,375	3,375
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.
Participating VRDN Series PA 1058, 2.74% (Liquidity Facility
Merrill Lynch & Co., Inc.) (a)(e)	1,350	1,350
Puttable Floating Option Tax Receipts Participating VRDN
Series PZP 6, 2.85% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	3,880	3,880
Schaumburg Village Gen. Oblig. Participating VRDN Series
EGL 04 45 Class A, 2.74% (Liquidity Facility Citibank
NA) (a)(e)	2,000	2,000

See accompanying notes which are an integral part of the financial statements.

43		Annual Report

Tax-Exempt Fund
Investments - continued

Municipal Securities - continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating
VRDN Series Merlots 01 A105, 2.72% (Liquidity Facility
Wachovia Bank NA) (a)(e)	$3,065	$3,065
Will & Kendall Counties Cmnty. Consolidated School District
#202 Participating VRDN Series ROC II R4031, 2.74%
(Liquidity Facility Citigroup Global Markets Hldgs.,
Inc.) (a)(e)	2,580	2,580
Will County Cmnty. Unit School District #365, Valley View
Participating VRDN Series PZ 47, 2.78% (Liquidity Facility
Merrill Lynch & Co., Inc.) (a)(e)	9,000	9,000
Will County School District #122 Participating VRDN Series PZ
48, 2.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e) .	3,350	3,350
Winnebago County Rev. (The Mill Proj.) Series 1996, 2.82%,
LOC JPMorgan Chase Bank, VRDN (a)	2,935	2,935
		201,831

Indiana – 2.9%
Elkhart County Gen. Oblig. Participating VRDN Series Putters
553, 2.74% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	2,150	2,150
Hanover Ind. Multi-School Bldg. Participating VRDN Series PT
2224, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	5,530	5,530
Indiana Bond Bank Participating VRDN Series ROC II R2079,
2.74% (Liquidity Facility Citigroup Global Markets Hldgs.,
Inc.) (a)(e)	2,420	2,420
Indiana Edl. Facilities Auth. Rev. (Hanover College Proj.) Series
B, 2.73%, LOC JPMorgan Chase Bank, VRDN (a)	8,160	8,160
Indiana Trans. Fin. Auth. Hwy. Participating VRDN:
Series DB 114, 2.74% (Liquidity Facility Deutsche Bank
AG) (a)(e)	6,340	6,340
Series Merlots B21, 2.72% (Liquidity Facility Wachovia Bank
NA) (a)(e)	4,150	4,150
Series MS 853, 2.73% (Liquidity Facility Morgan
Stanley) (a)(e)	2,000	2,000
Series PT 2189, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	3,000	3,000
Series PT 2296, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	5,310	5,310
Indianapolis Thermal Energy Sys. Participating VRDN Series
Putters 700, 2.74% (Liquidity Facility JPMorgan Chase &
Co.) (a)(e)	1,725	1,725
M.S.D. Warren Township Vision 2005 School Bldg. Corp.
Participating VRDN Series Merlots 01 A52, 2.72% (Liquidity
Facility Wachovia Bank NA) (a)(e)	6,595	6,595

See accompanying notes which are an integral part of the financial statements.

Annual Report 44

Municipal Securities - continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Indiana – continued
Merrillville Multi School Bldg. Corp. Participating VRDN Series
Putters 922, 2.74% (Liquidity Facility JPMorgan Chase
Bank) (a)(e)	$9,970	$9,970
North Daviess School Bldg. Corp. Participating VRDN Series
ROC II R2203, 2.74% (Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (a)(e)	6,630	6,630
Northwest Allen School Bldg. Corp. Participating VRDN Series
PT 2610, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	9,850	9,850
Purdue Univ. Rev. Series 2004 S, 2.71%, VRDN (a)	5,225	5,225
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.)
Series 1997, 2.83%, LOC U.S. Bank NA, Minnesota,
VRDN (a)	6,300	6,300
		85,355

Iowa 0.1%
Des Moines Gen. Oblig. Participating VRDN Series PT 2268,
2.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,345	3,345
Kansas 0.3%
Overland Park Gen. Oblig. Participating VRDN Series SG 01
155, 2.74% (Liquidity Facility Societe Generale) (a)(e)	3,000	3,000
Wichita Wtr. & Swr. Util. Rev. Participating VRDN Series
Putters 1136, 2.74% (Liquidity Facility JPMorgan Chase &
Co.) (a)(e)	3,020	3,020
Wyandotte County-Kansas City Unified Govt. Util. Sys. Rev.
Participating VRDN Series Putters 595, 2.74% (Liquidity
Facility JPMorgan Chase & Co.) (a)(e)	1,805	1,805
		7,825

Kentucky 0.8%
Clark County Poll. Cont. Rev. Bonds (East Kentucky Pwr. Coop.,
Inc. Proj.) Series J1, 2.95%, tender 4/15/06 (Nat’l. Rural
Utils. Coop. Fin. Corp. Guaranteed) (a)	5,305	5,305
Kentucky Tpk. Auth. Econ. Dev. Road Rev. Participating VRDN
Series PT 2809, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	4,995	4,995
Louisville & Jefferson County Metropolitan Govt. Multi-family
Hsg. Rev. (Waterford Place Apts. Proj.) 2.7%, LOC Freddie
Mac, VRDN (a)	12,975	12,975
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.)
Series 1984 B1, 3.1% (Nat’l. Rural Utils. Coop. Fin. Corp.
Guaranteed), VRDN (a)	1,300	1,300
		24,575

See accompanying notes which are an integral part of the financial statements.

45 Annual Report

Tax-Exempt Fund
Investments - continued

Municipal Securities - continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Louisiana – 0.6%
East Baton Rouge Parish Sales & Use Tax Participating VRDN
Series PT 2037, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	$4,050	$4,050
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series ROC
II R 3035, 2.74% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (a)(e)	5,805	5,805
West Baton Rouge Parish Indl. District #3 Rev. Bonds (Dow
Chemical Co. Proj.) Series 1991, 2.8% tender 11/15/05,
CP mode	8,400	8,400
		18,255

Maine – 0.1%
Maine Tpk. Auth. Tpk. Rev. Participating VRDN:
Series EGL 00 1901, 2.74% (Liquidity Facility Citibank NA,
New York) (a)(e)	3,000	3,000
Series Putters 546, 2.74% (Liquidity Facility JPMorgan Chase
Bank) (a)(e)	1,065	1,065
		4,065

Maryland 0.7%
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec.
Co. Proj.) Series 1985, 2.87% tender 11/17/05, LOC
Wachovia Bank NA, CP mode	940	940
Maryland Dept. of Trans. Consolidated Trans. Rev.
Participating VRDN Series PA 1259, 2.74% (Liquidity Facility
Merrill Lynch & Co., Inc.) (a)(e)	3,300	3,300
Maryland Health & Higher Edl. Facilities Auth. Rev.
Participating VRDN:
Series MS 01 825, 2.73% (Liquidity Facility Morgan
Stanley) (a)(e)	5,000	5,000
Series MS 829, 2.73% (Liquidity Facility Morgan
Stanley) (a)(e)	1,895	1,895
Montgomery County Econ. Dev. Rev. (Georgetown Prepatory
School, Inc. Proj.) 2.7%, LOC Bank of America NA,
VRDN (a)	8,655	8,655
		19,790

Massachusetts 0.8%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating
VRDN Series EGL 720050007, 2.74% (Liquidity Facility
Citibank NA) (a)(e)	12,100	12,100
Massachusetts Gen. Oblig.:
Participating VRDN Series EGL 04 0005, 2.74% (Liquidity
Facility Citibank NA) (a)(e)	4,200	4,200

See accompanying notes which are an integral part of the financial statements.

Annual Report

46

Municipal Securities - continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Massachusetts continued
Massachusetts Gen. Oblig.: – continued
Series 2001 C, 2.79% (Liquidity Facility State Street Bank &
Trust Co., Boston), VRDN (a)	$2,000	$2,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Participating
VRDN Series EGL 7050063, 2.74% (Liquidity Facility
Citibank NA) (a)(e)	5,000	5,000
		23,300

Michigan – 4.5%
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green
Beach Proj.) 2.75%, LOC Fifth Third Bank, Cincinnati,
VRDN (a)	9,000	9,000
Detroit City School District Participating VRDN:
Series PT 1581, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	6,495	6,495
Series PT 1844, 2.73% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	3,945	3,945
Series PT 2158, 2.73% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	2,475	2,475
Detroit Swr. Disp. Rev.:
Participating VRDN:
Series EGL 72005001, 2.74% (Liquidity Facility Citibank
NA) (a)(e)	4,000	4,000
Series Merlots 01 A103, 2.72% (Liquidity Facility
Wachovia Bank NA) (a)(e)	1,200	1,200
Series SGB 47, 2.74% (Liquidity Facility Societe
Generale) (a)(e)	5,110	5,110
Series 2001 C2, 2.7% (FGIC Insured), VRDN (a)	5,395	5,395
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series Putters 200, 2.74% (Liquidity Facility JPMorgan Chase
Bank) (a)(e)	1,270	1,270
Series Putters 783, 2.74% (Liquidity Facility JPMorgan Chase
Bank) (a)(e)	2,000	2,000
Ecorse Pub. School District Participating VRDN Series ROC II
R7520, 2.74% (Liquidity Facility Citibank NA) (a)(e)	2,665	2,665
Grand Rapids San. Swr. Sys. Rev. Participating VRDN Series
TOC 04 G, 2.73% (Liquidity Facility Goldman Sachs Group,
Inc.) (a)(e)	6,400	6,400
Jackson County Hosp. Fin. Auth. Hosp. Rev. (W.A. Foote Mem.
Hosp.) Series 2005 B, 2.72%, LOC Bank of Nova Scotia,
New York Agcy., VRDN (a)	6,200	6,200
L’Anse Creuse Pub. Schools Participating VRDN Series Putters
927, 2.74% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	5,495	5,495

See accompanying notes which are an integral part of the financial statements.

47 Annual Report

Tax-Exempt Fund
Investments - continued

Municipal Securities - continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Michigan – continued
Michigan Bldg. Auth. Rev. Participating VRDN:
Series EGL 01 2204, 2.74% (Liquidity Facility Citibank NA,
New York) (a)(e)	$17,235	$17,235
Series PT 2177, 2.73% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	6,125	6,125
Series Stars 101, 2.73% (Liquidity Facility BNP Paribas
SA) (a)(e)	1,695	1,695
Michigan Hosp. Fin. Auth. Hosp. Rev.:
Bonds Series PT 732, 2.95%, tender 7/20/06 (Liquidity
Facility Svenska Handelsbanken AB) (a)(e)(f)	7,700	7,700
Participating VRDN Series MS 1005, 2.73% (Liquidity
Facility Morgan Stanley) (a)(e)	4,975	4,975
(Health Care Equip. Ln. Prog.):
Series B, 2.73%, LOC Standard Fed. Bank, VRDN (a)	1,200	1,200
2.73%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	11,500	11,500
Michigan Muni. Bond Auth. Rev. RAN Series 2005 B2, 4%
8/18/06, LOC JPMorgan Chase Bank	15,000	15,125
Sturgis Pub. School District Participating VRDN Series Putters
728, 2.74% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	1,875	1,875
Wyandotte City School District Participating VRDN Series PT
1790, 2.73% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	2,900	2,900
		131,980

Minnesota 1.7%
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating
VRDN Series MT 120, 2.75% (Liquidity Facility Landesbank
Hessen-Thuringen) (a)(e)	2,720	2,720
Minneapolis & Saint Paul Metropolitan Arpts. Commission
Arpt. Rev. Participating VRDN:
Series Merlots 00 ZZ, 2.72% (Liquidity Facility Wachovia
Bank NA) (a)(e)	1,840	1,840
Series PT 2849, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	12,000	12,000
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 2.73% (Liquidity Facility Morgan
Stanley) (a)(e)	3,100	3,100
Series ROC II 99 4, 2.74% (Liquidity Facility Citibank
NA) (a)(e)	1,750	1,750
Minnesota Higher Ed. Facilities Auth. Rev. (Gustavus Adolphus
College Proj.) 2.73%, LOC Allied Irish Banks PLC, VRDN (a)	8,000	8,000
Minnesota Hsg. Fin. Agcy. Bonds Series 2005 D, 2.9%
5/18/06	7,400	7,400

See accompanying notes which are an integral part of the financial statements.

Annual Report 48

Municipal Securities - continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Minnesota – continued
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.)
Series 1995, 2.75%, LOC Fannie Mae, VRDN (a)	$2,350	$2,350
Rockford Independent School District #883 Participating VRDN
Series ROC II R30, 2.74% (Liquidity Facility Citibank
NA) (a)(e)	5,115	5,115
South Washington County Independent School District #833
Participating VRDN Series ROC II R34, 2.74% (Liquidity
Facility Citibank NA) (a)(e)	7,080	7,080
		51,355

Missouri – 0.4%
Missouri Board Pub. Bldgs. Spl. Oblig. Participating VRDN
Series PT 1843, 2.73% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	6,820	6,820
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.
(Bethesda Health Group Proj.) Series 2001 A, 2.78%, LOC
U.S. Bank NA, Minnesota, VRDN (a)	3,800	3,800
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN
Series EGL 02 6026, 2.74% (Liquidity Facility Citibank NA,
New York) (a)(e)	2,700	2,700
		13,320

Nebraska – 0.1%
Omaha Gen. Oblig. Participating VRDN:
Series EGL 00 2701, 2.74% (Liquidity Facility Citibank NA,
New York) (a)(e)	2,000	2,000
Series EGL 04 9, 2.74% (Liquidity Facility Citibank
NA) (a)(e)	2,560	2,560
		4,560

Nevada 0.7%
Clark County Gen. Oblig. Participating VRDN Series MS 993,
2.73% (Liquidity Facility Morgan Stanley) (a)(e)	4,342	4,342
Las Vegas New Convention & Visitors Auth. Rev. Participating
VRDN Series Putters 802, 2.74% (Liquidity Facility JPMorgan
Chase Bank) (a)(e)	4,185	4,185
Nevada Gen. Oblig. Participating VRDN:
Series PT 3091, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	5,280	5,280

See accompanying notes which are an integral part of the financial statements.

49		Annual Report

Tax-Exempt Fund
Investments - continued

Municipal Securities - continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nevada – continued
Nevada Gen. Oblig. Participating VRDN: – continued
Series SGB 31, 2.74% (Liquidity Facility Societe
Generale) (a)(e)	$2,500	$2,500
Nevada Sys. Higher Ed. Univs. Rev. Participating VRDN Series
Putters 1134, 2.74% (Liquidity Facility JPMorgan Chase
Bank) (a)(e)	5,300	5,300
		21,607

New Hampshire – 0.3%
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev.
(Monadnock Cmnty. Hosp. Proj.) 2.73%, LOC SunTrust Bank,
VRDN (a)	7,745	7,745
New Jersey – 3.7%
New Jersey Econ. Dev. Auth. Rev. Participating VRDN Series
EGL 04 18 Class A, 2.73% (Liquidity Facility Citibank
NA) (a)(e)	3,000	3,000
New Jersey Gen. Oblig.:
Participating VRDN:
Series EGL 03 5, 2.73% (Liquidity Facility Citibank NA,
New York) (a)(e)	2,500	2,500
Series PT 2509, 2.73% (Liquidity Facility Dexia Cr. Local
de France) (a)(e)	8,080	8,080
Series Putters 716, 2.73% (Liquidity Facility PNC Bank
NA, Pittsburgh) (a)(e)	10,000	10,000
Series ROC II R370, 2.73% (Liquidity Facility Citibank
NA) (a)(e)	1,745	1,745
TRAN Series 2005 A, 4% 6/23/06	15,900	16,015
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series PA 613, 2.73% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	16,000	16,000
Series PA 614, 2.73% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	3,825	3,825
Series PT 2493, 2.73% (Liquidity Facility Dexia Cr. Local de
France) (a)(e)	7,495	7,495
Series PT 747, 2.73% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	3,500	3,500
Series ROC II R6042, 2.73% (Liquidity Facility Citibank
NA) (a)(e)	2,000	2,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series MS 963D, 2.72% (Liquidity Facility Morgan
Stanley) (a)(e)	2,390	2,390
Series PT 1204, 2.73% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	1,500	1,500

See accompanying notes which are an integral part of the financial statements.

Annual Report 50

Municipal Securities - continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New Jersey – continued
New Jersey Trans. Trust Fund Auth. Participating VRDN: -
continued
Series PT 2402, 2.73% (Liquidity Facility Dexia Cr. Local de
France) (a)(e)	$14,820	$14,820
Series Stars 133, 2.73% (Liquidity Facility BNP Paribas
SA) (a)(e)	16,000	16,000
		108,870

New Mexico – 0.1%
New Mexico Fin. Auth. Rev. Participating VRDN Series PT
3133, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	3,560	3,560
New York – 4.9%
Long Island Pwr. Auth. Elec. Sys. Rev. Participating VRDN
Series PA 996, 2.73% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	6,345	6,345
Metropolitan Trans. Auth. Rev. Participating VRDN Series PA
1083, 2.73% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	13,545	13,545
New York City Gen. Oblig.:
Participating VRDN Series ROC II R251, 2.77% (Citigroup
Global Markets Hldgs., Inc. Guaranteed) (Liquidity Facility
Citigroup Global Markets Hldgs., Inc.) (a)(e)	3,800	3,800
Series 1994 E3, 2.68%, LOC WestLB AG, VRDN (a)	5,800	5,800
New York City Hsg. Dev. Corp. Multi-family Rev. Series A,
2.7%, LOC Fleet Nat’l. Bank, VRDN (a)	8,000	8,000
New York City Indl. Dev. Agcy. Rev. (One Bryant Park LLC
Proj.) Series A, 2.72%, LOC Bank of America NA, LOC
Bank of New York, New York, VRDN (a)	6,100	6,100
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.
Participating VRDN:
Series EGL 04 15, 2.73% (Liquidity Facility Citibank
NA) (a)(e)	25,175	25,175
Series EGL 04 33 Class A, 2.73% (Liquidity Facility Citibank
NA) (a)(e)	8,500	8,500
Series MS 1070, 2.72% (Liquidity Facility Morgan
Stanley) (a)(e)	15,000	15,000
Series MS 1071, 2.72% (Liquidity Facility Morgan
Stanley) (a)(e)	15,965	15,965
Series PA 523, 2.73% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	14,000	14,000
Series ROC II R406, 2.74% (Liquidity Facility Citibank
NA) (a)(e)	8,700	8,700

See accompanying notes which are an integral part of the financial statements.

51		Annual Report

Tax-Exempt Fund
Investments - continued

Municipal Securities - continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
New York State Dorm. Auth. Revs. Participating VRDN Series
PT 2592, 2.73% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	$7,500	$7,500
New York State Thruway Auth. Hwy. & Bridge Trust Fund
Participating VRDN Series MS 00 368, 2.72% (Liquidity
Facility Morgan Stanley) (a)(e)	1,460	1,460
New York Transitional Fin. Auth. Rev. Participating VRDN
Series MSDW 00 319, 2.72% (Liquidity Facility Morgan
Stanley) (a)(e)	3,760	3,760
		143,650

Non State Specific 0.1%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05
7, 2.82% (Liquidity Facility State Street Bank & Trust Co.,
Boston) (a)(e)	2,500	2,500
North Carolina – 1.5%
Charlotte Wtr. & Swr. Sys. Rev. 2.8% 2/28/06 (Liquidity
Facility Wachovia Bank NA), CP	2,000	2,000
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev.
(Guilford College Proj.) Series A, 2.72%, LOC Branch
Banking & Trust Co., VRDN (a)	8,075	8,075
North Carolina Cap. Facilities Fin. Agcy. Ed. Facilities Rev.
(Campbell Univ. Proj.) 2.72%, LOC Branch Banking & Trust
Co., VRDN (a)	5,790	5,790
North Carolina Cap. Facilities Fin. Agcy. Student Rev.
(Wolfpack Club Student Hsg. Fund LLC Proj.) Series A,
2.72%, LOC Wachovia Bank NA, VRDN (a)	7,300	7,300
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.
Participating VRDN Series MS 955 D, 2.73% (Liquidity
Facility Morgan Stanley) (a)(e)	2,000	2,000
North Carolina Gen. Oblig. Participating VRDN:
Series EGL 720051001, 2.74% (Liquidity Facility Citibank
NA) (a)(e)	3,370	3,370
Series PT 2115, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	5,415	5,415
Winston-Salem Wtr. & Swr. Sys. Rev. Series 2002 C, 2.7%
(Liquidity Facility Dexia Cr. Local de France), VRDN (a)	10,980	10,980
		44,930

Ohio – 1.9%
Bellefontaine Healthcare Facilities Rev. (High Point Reg’l.
Cancer Ctr. Proj.) 2.72%, LOC Fifth Third Bank, Cincinnati,
VRDN (a)	3,910	3,910

See accompanying notes which are an integral part of the financial statements.

Annual Report 52

Municipal Securities - continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Ohio – continued
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated
Group Prog.):
Subseries B1, 2.77%, VRDN (a)	$14,000	$14,000
Subseries B3, 2.77%, VRDN (a)	2,100	2,100
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co.
Proj.) Series A, 2.86%, VRDN (a)	3,400	3,400
Ohio Gen. Oblig. Participating VRDN Series Putters 02 306,
2.74% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	12,580	12,580
Ohio Higher Edl. Facility Commission Rev.:
(Pooled Fing. Prog.):
Series 2003 B, 2.72%, LOC Fifth Third Bank, Cincinnati,
VRDN (a)	5,000	5,000
Series 2004 B, 2.72%, LOC Fifth Third Bank, Cincinnati,
VRDN (a)	2,600	2,600
(The College of Mount Saint Joseph Proj.) 2.73%, LOC Fifth
Third Bank, Cincinnati, VRDN (a)	3,060	3,060
Ohio Wtr. Dev. Auth. Rev. Participating VRDN Series MS
1118, 2.73% (Liquidity Facility Rabobank Nederland Coop.
Central) (a)(e)	2,590	2,590
Stow Gen. Oblig. BAN 3.5% 5/11/06	5,845	5,865
		55,105

Oklahoma – 0.5%
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase
III Proj.) 2.73% (AMBAC Insured), VRDN (a)	13,500	13,500
Oregon – 2.0%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating
VRDN:
Series PT 1435, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	6,500	6,500
Series Putters 876, 2.74% (Liquidity Facility JPMorgan Chase
Bank) (a)(e)	2,000	2,000
Oregon Gen. Oblig. Series 1973 G, 2.67%, VRDN (a)	16,000	16,000
Oregon Health and Science Univ. Spl. Rev. (OHSU Med.
Group Proj.) Series 2004 A, 2.71%, LOC Bank of New York,
New York, LOC California Teachers Retirement Sys.,
VRDN (a)	29,300	29,300
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI
03 F4J, 2.91% (Lehman Brothers Hldgs., Inc. Guaranteed)
(Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	4,300	4,300
		58,100

See accompanying notes which are an integral part of the financial statements.

53		Annual Report

Tax-Exempt Fund
Investments - continued

Municipal Securities - continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Pennsylvania – 6.3%
Allegheny County Indl. Dev. Auth. Rev.:
(United Jewish Federation Proj.) Series 1996 A, 2.72%, LOC
PNC Bank NA, Pittsburgh, VRDN (a)	$2,700	$2,700
(UPMC Children’s Hosp. Proj.) Series 2004 A, 2.8%,
VRDN (a)	5,600	5,600
(UPMC Health Sys. Proj.) Series 2002 C, 2.72%, LOC
Comerica Bank, Detroit, VRDN (a)	2,885	2,885
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Participating
VRDN Series EGL 95 3503, 2.73% (Liquidity Facility
Citibank NA, New York) (a)(e)	17,100	17,100
Chester County Health & Ed. Facilities Auth. Retirement Cmnty.
Rev. (Kendal-Crosslands Communities Proj.) Series 2003,
2.73%, LOC Allied Irish Banks PLC, VRDN (a)	5,000	5,000
Clearfield County Indl. Dev. Auth. Rev. (Dubois Area Catholic
School Proj.) 2.72%, LOC PNC Bank NA, Pittsburgh,
VRDN (a)	2,400	2,400
Middletown Area School District Gen. Oblig. 2.72% (FSA
Insured), VRDN (a)	11,900	11,900
Montgomery County Higher Ed. & Health Auth. Rev. (Liberty
Lutheran Svcs. Proj.) 2.71%, LOC Fleet Nat’l. Bank,
VRDN (a)	3,200	3,200
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev.
(Gaudenzia Foundation, Inc. Prog.) 2.72%, LOC PNC Bank
NA, Pittsburgh, VRDN (a)	4,110	4,110
North Pennsylvania Wtr. Auth. Wtr. Rev. Participating VRDN
Series SGA 30, 2.74% (Liquidity Facility Societe
Generale) (a)(e)	5,700	5,700
Pennsylvania Higher Edl. Facilities Auth. (Washington &
Jefferson Dev. Corp. Proj.) Series A, 2.74%, LOC Unicredito
Italiano Spa, VRDN (a)	4,500	4,500
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(King’s College Proj.) Series 2001 H6, 2.72%, LOC PNC
Bank NA, Pittsburgh, VRDN (a)	4,800	4,800
(Messiah College Proj.) Series 2001 14, 2.72%, LOC PNC
Bank NA, Pittsburgh, VRDN (a)	900	900
(Student Assoc., Inc. Proj.) Series A, 2.72%, LOC Citizens
Bank of Pennsylvania, VRDN (a)	2,900	2,900
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating
VRDN:
Series MS 958, 2.73% (Liquidity Facility Morgan
Stanley) (a)(e)	2,750	2,750
Series Putters 371Z, 2.74% (Liquidity Facility JPMorgan
Chase Bank) (a)(e)	3,900	3,900

See accompanying notes which are an integral part of the financial statements.

Annual Report 54

Municipal Securities - continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Pennsylvania – continued
Pennsylvania Tpk. Commission Oil Franchise Tax Rev.
Participating VRDN Series ROC II R1005, 2.73% (Liquidity
Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	$1,685	$1,685
Pennsylvania Tpk. Commission Tpk. Rev.:
Bonds Series AAB 04 9, 2.74%, tender 11/7/05 (Liquidity
Facility ABN AMRO Bank NV) (a)(e)	9,900	9,900
Participating VRDN Series 04 29 Class A, 2.73% (Liquidity
Facility Citibank NA) (a)(e)	5,000	5,000
Philadelphia Gen. Oblig. Participating VRDN Series MS 01
751, 2.73% (Liquidity Facility Morgan Stanley) (a)(e)	5,330	5,330
Philadelphia Hosps. & Higher Ed. Facilities Auth. Hosp. Rev.
(Temple Univ. Proj.) Series A, 2.7%, LOC PNC Bank NA,
Pittsburgh, VRDN (a)	20,000	20,000
Philadelphia School District:
Bonds Series MT 135, 2.85%, tender 6/15/06 (Liquidity
Facility DEPFA BANK PLC) (a)(e)(f)	19,265	19,265
Participating VRDN Series PT 2793, 2.73% (Liquidity Facility
Dexia Cr. Local de France) (a)(e)	7,015	7,015
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series
SG 158, 2.73% (Liquidity Facility Societe Generale) (a)(e)	8,000	8,000
Scranton-Lackawanna Health & Welfare Auth. Rev. 2.72%,
LOC PNC Bank NA, Pittsburgh, VRDN (a)	18,500	18,500
Wilkes Barre Gen. Oblig. Series 2004 B, 2.72%, LOC PNC
Bank NA, Pittsburgh, VRDN (a)	10,800	10,800
		185,840

South Carolina – 1.6%
Horry County School District Participating VRDN Series PT
2033, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	3,715	3,715
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.)
Series A, 2.86%, VRDN (a)	2,700	2,700
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (MUFC
Central Energy Plant Proj.) 2.7%, LOC Bank of America NA,
VRDN (a)	16,700	16,700
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev.
(The Methodist Home Proj.) Series 1994, 2.75%, LOC Bank
of America NA, VRDN (a)	8,000	8,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series Putters 1094, 2.74% (Liquidity Facility JPMorgan
Chase Bank) (a)(e)	2,860	2,860
Series ROC II R6007, 2.74% (Liquidity Facility Citibank
NA) (a)(e)	4,560	4,560

See accompanying notes which are an integral part of the financial statements.

55 Annual Report

Tax-Exempt Fund
Investments - continued

Municipal Securities - continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
South Carolina – continued
South Carolina Trans. Infrastructure Bank Rev. Participating
VRDN Series PT 3183, 2.74% (Liquidity Facility Merrill Lynch
& Co., Inc.) (a)(e)	$5,365	$5,365
York County Poll. Cont. Rev. Bonds 3.05% tender 1/6/06,
CP mode	3,200	3,200
		47,100

Tennessee – 2.2%
Bristol Health & Edl. Facilities Board Rev. Participating VRDN
Series LB 03 L42J, 2.81% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (a)(e)	14,200	14,200
Clarksville Pub. Bldg. Auth. Rev. Series 1994, 2.7%, LOC Bank
of America NA, VRDN (a)	4,005	4,005
Memphis Elec. Sys. Rev. Participating VRDN Series MS 976,
2.73% (Liquidity Facility Morgan Stanley) (a)(e)	9,895	9,895
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove
Apts. Proj.) Series 2004, 2.7%, LOC Freddie Mac, VRDN (a)	18,945	18,945
Metropolitan Govt. Nashville & Davidson County Participating
VRDN Series ROC II R2201, 2.74% (Liquidity Facility
Citigroup Global Markets Hldgs., Inc.) (a)(e)	2,110	2,110
Metropolitan Govt. Nashville & Davidson County Indl. Rev.
(Ridgelake Apts. Proj.) 2.71%, LOC Freddie Mac, VRDN (a)	13,425	13,425
Rutherford County Gen. Oblig. Participating VRDN Series
Putters 643, 2.74% (Liquidity Facility JPMorgan Chase
Bank) (a)(e)	1,995	1,995
		64,575

Texas 19.7%
Arlington Gen. Oblig. Participating VRDN Series Putters 760,
2.74% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,970	2,970
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs
Rehabilitation Proj.) Series 1997, 2.75%, LOC JPMorgan
Chase Bank, VRDN (a)	1,300	1,300
Board of Regents of The Univ. of Texas Sys. Permanent Univ.
Fund Participating VRDN:
Series MS 1023, 2.73% (Liquidity Facility Morgan
Stanley) (a)(e)	8,000	8,000
Series Putters 517, 2.74% (Liquidity Facility JPMorgan Chase
Bank) (a)(e)	4,995	4,995
Series TOC 05 Y, 2.73% (Liquidity Facility Goldman Sachs
Group, Inc.) (a)(e)	4,250	4,250
Boerne Independent School District Participating VRDN Series
Putters 626, 2.74% (Liquidity Facility JPMorgan Chase &
Co.) (a)(e)	3,190	3,190

See accompanying notes which are an integral part of the financial statements.

Annual Report

56

Municipal Securities - continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Brazos River Hbr. Navigation Brazoria County Envir. Facilities
Rev. (Dow Chemical Co. Proj.) Series B1, 2.85%, VRDN (a) . $	2,600	$2,600
Carrollton-Farmers Branch Independent School District Bonds
Series 1996, 5.7% 2/15/15 (Pre-Refunded to 2/15/06 @
100) (d)	4,080	4,113
Corpus Christi Gen. Oblig. Participating VRDN Series PT
2105, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	4,855	4,855
Corpus Christi Util. Sys. Rev. Series 2004 B, 2.85% 1/17/06,
CP	8,200	8,200
Corsicana Independent School District Participating VRDN
Series DB 111, 2.74% (Liquidity Facility Deutsche Bank
AG) (a)(e)	5,095	5,095
Crowley Independent School District Participating VRDN Series
PT 3039, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	7,115	7,115
Dallas Area Rapid Transit Sales Tax Rev. Series 2001, 2.9%
11/2/05 (Liquidity Facility Bayerische Landesbank
Girozentrale) (Liquidity Facility WestLB AG), CP	2,400	2,400
Dallas Independent School District Participating VRDN:
Series EGL 7050034, Class A, 2.74% (Liquidity Facility
Citibank NA) (a)(e)	2,800	2,800
Series PT 2210, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	7,320	7,320
Denton County Lewisville Independent School District
Participating VRDN Series SGA 134, 2.75% (Liquidity
Facility Societe Generale) (a)(e)	1,290	1,290
Denton Independent School District Participating VRDN Series
MS 451, 2.73% (Liquidity Facility Morgan Stanley) (a)(e)	4,015	4,015
Denton Util. Sys. Rev. Participating VRDN Series SGA 32,
2.75% (Liquidity Facility Societe Generale) (a)(e)	1,000	1,000
Duncanville Independent School District Participating VRDN
Series SGA 149, 2.75% (Liquidity Facility Societe
Generale) (a)(e)	4,000	4,000
El Paso Gen. Oblig. Participating VRDN Series Putters 1042,
2.74% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	3,615	3,615
Granbury Independent School District Participating VRDN
Series SG 129, 2.74% (Liquidity Facility Societe
Generale) (a)(e)	4,815	4,815
Harlandale Independent School District Participating VRDN
Series Putters 524, 2.74% (Liquidity Facility JPMorgan Chase
Bank) (a)(e)	2,710	2,710
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Houston
Music Hall-Hobby Ctr. Proj.) Series 1999, 2.75%, LOC
JPMorgan Chase Bank, VRDN (a)	400	400

See accompanying notes which are an integral part of the financial statements.

57 Annual Report

Tax-Exempt Fund
Investments - continued

Municipal Securities - continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Harris County Gen. Oblig. Participating VRDN:
Series EGL 01 4305, 2.74% (Liquidity Facility Citibank NA,
New York) (a)(e)	$6,900	$6,900
Series MSTC 01 126 Class A, 2.73% (Liquidity Facility Bear
Stearns Companies, Inc.) (a)(e)	26,000	26,000
Series Putters 1099, 2.74% (Liquidity Facility JPMorgan
Chase Bank) (a)(e)	2,800	2,800
Series Putters 505, 2.74% (Liquidity Facility PNC Bank NA,
Pittsburgh) (a)(e)	10,620	10,620
Harris County-Houston Sports Auth. Spl. Rev. (Rodeo Proj.)
Series 2001 C, 2.75% (MBIA Insured), VRDN (a)	3,400	3,400
Hays Consolidated Independent School District Participating
VRDN Series PT 2462, 2.74% (Liquidity Facility Merrill Lynch
& Co., Inc.) (a)(e)	3,530	3,530
HFDC of Central Texas, Inc. Rev. (Villa de San Antonio Proj.)
2.73%, LOC KBC Bank NV, VRDN (a)	6,500	6,500
Houston Arpt. Sys. Rev. Participating VRDN:
Series EGL 00 4307, 2.74% (Liquidity Facility Citibank NA,
New York) (a)(e)	9,000	9,000
Series SG 03 161, 2.74% (Liquidity Facility Societe
Generale) (a)(e)	1,400	1,400
Houston Cmnty. College Sys. Rev. Participating VRDN:
Series Putters 380, 2.74% (Liquidity Facility JPMorgan Chase
Bank) (a)(e)	5,485	5,485
Series ROC II 2084, 2.74% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (a)(e)	2,500	2,500
Houston Gen. Oblig.:
Bonds Series PT 969, 2.95%, tender 7/20/06 (Liquidity
Facility DEPFA BANK PLC) (a)(e)(f)	8,200	8,200
Participating VRDN Series ROC II R242, 2.74% (Liquidity
Facility Citibank NA) (a)(e)	3,875	3,875
Series 2004 F, 2.75% 11/4/05 (Liquidity Facility DEPFA
BANK PLC), CP	5,000	5,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating
VRDN Series SG 139, 2.74% (Liquidity Facility Societe
Generale) (a)(e)	3,100	3,100
Houston Independent School District:
Bonds 2.77%, tender 6/14/06 (Permanent School Fund of
Texas Guaranteed) (a)	5,200	5,200
Participating VRDN:
Series DB 169, 2.74% (Liquidity Facility Deutsche Bank
AG) (a)(e)	3,380	3,380
Series TOC 05 F, 2.73% (Liquidity Facility Goldman Sachs
Group, Inc.) (a)(e)	10,395	10,395
See accompanying notes which are an integral part of the financial statements.

Annual Report 58

Municipal Securities - continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Houston Independent School District: – continued
Participating VRDN:
Series TOC 05 M, 2.73% (Liquidity Facility Goldman
Sachs Group, Inc.) (a)(e)	$11,340	$11,340
Houston Util. Sys. Rev. Participating VRDN:
Series Merlots 04 C37, 2.72% (Liquidity Facility Wachovia
Bank NA) (a)(e)	9,125	9,125
Series PT 2243, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	7,140	7,140
Series PT 3229, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	5,355	5,355
Series Putters 527, 2.74% (Liquidity Facility JPMorgan Chase
Bank) (a)(e)	3,160	3,160
Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series SG
120, 2.74% (Liquidity Facility Societe Generale) (a)(e)	7,100	7,100
Hunt Memorial Hosp. District Rev. Series 1998, 2.75% (FSA
Insured), VRDN (a)	4,460	4,460
Katy Independent School District Series 2004 C, 2.7%
(Permanent School Fund of Texas Guaranteed), VRDN (a)	7,800	7,800
Lower Colorado River Auth. Transmission Contract Rev.
Participating VRDN:
Series MS 1082, 2.73% (Liquidity Facility Morgan
Stanley) (a)(e)	5,743	5,743
Series PT 1818, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	4,240	4,240
Mansfield Independent School District Participating VRDN
Series Putters 704, 2.74% (Liquidity Facility JPMorgan Chase
& Co.) (a)(e)	2,000	2,000
Midlothian Independent School District Participating VRDN
Series PT 3081, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	5,750	5,750
Montgomery County Muni. Util. District #46 Participating
VRDN Series Putters 548, 2.74% (Liquidity Facility JPMorgan
Chase & Co.) (a)(e)	1,715	1,715
North East Texas Independent School District Participating
VRDN Series TOC 05 U, 2.73% (Liquidity Facility Goldman
Sachs Group, Inc.) (a)(e)	6,000	6,000
Northside Independent School District Participating VRDN
Series PT 2329, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	4,640	4,640
Pearland Independent School District Participating VRDN Series
SG 106, 2.74% (Liquidity Facility Societe Generale) (a)(e)	500	500
Pflugerville Independent School District Participating VRDN Series
MS 1058, 2.73% (Liquidity Facility Morgan Stanley) (a)(e)	4,000	4,000

See accompanying notes which are an integral part of the financial statements.

59		Annual Report

Tax-Exempt Fund
Investments - continued

Municipal Securities - continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Plano Independent School District Participating VRDN Series
SGA 128, 2.75% (Liquidity Facility Societe Generale) (a)(e) .	$1,680	$1,680
Princeton Independent School District Participating VRDN
Series SGB 02 41A, 2.74% (Liquidity Facility Societe
Generale) (a)(e)	1,250	1,250
Red River Ed. Fin. Corp. Ed. Rev. Participating VRDN Series
SGA 109, 2.75% (Liquidity Facility Societe Generale) (a)(e) .	7,070	7,070
Round Rock Gen. Oblig. Participating VRDN Series ROC II
R2135, 2.74% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (a)(e)	6,610	6,610
San Antonio Elec. & Gas Systems Rev.:
Participating VRDN:
Series MS 00 469, 2.73% (Liquidity Facility Morgan
Stanley) (a)(e)	9,995	9,995
Series SG 101, 2.74% (Liquidity Facility Societe
Generale) (a)(e)	2,700	2,700
Series SG 104, 2.74% (Liquidity Facility Societe
Generale) (a)(e)	12,250	12,250
Series SG 105, 2.74% (Liquidity Facility Societe
Generale) (a)(e)	11,700	11,700
Series Stars 112, 2.74% (Liquidity Facility BNP Paribas
SA) (a)(e)	1,040	1,040
2.81% (Liquidity Facility Bank of America NA), VRDN (a)	20,275	20,275
San Antonio Independent School District Bonds Series AAB 01
28, 2.76%, tender 11/7/05 (Liquidity Facility ABN-AMRO
Bank NV) (a)(e)	1,400	1,400
San Antonio Wtr. Sys. Rev.:
Participating VRDN Series Merlots 00 VV, 2.72% (Liquidity
Facility Wachovia Bank NA) (a)(e)	1,000	1,000
Series 2001 A, 2.9% 11/2/05 (Liquidity Facility Bank of
America NA), CP	6,400	6,400
Socorro Independent School District Participating VRDN:
Series EGL 00 4306, 2.74% (Liquidity Facility Citibank NA,
New York) (a)(e)	5,805	5,805
Series ROC II R2222, 2.74% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (a)(e)	4,160	4,160
Splendora Higher Ed. Facilities Corp. Rev. (Fellowship
Christian Academy Proj.) 2.75%, LOC Bank of America NA,
VRDN (a)	2,900	2,900
Spring Independent School District Participating VRDN Series
MT 82, 2.74% (Liquidity Facility BNP Paribas SA) (a)(e)	5,945	5,945
Sunnyvale School District Participating VRDN Series Putters
619, 2.74% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	3,605	3,605

See accompanying notes which are an integral part of the financial statements.

Annual Report

60

Municipal Securities - continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Tarrant Reg’l. Wtr. District Wtr. Rev. Participating VRDN Series
PT 976, 2.74% (Liquidity Facility Lloyds TSB Bank PLC) (a)(e)	$7,995	$7,995
Texarkana Participating VRDN Series PT 3144, 2.74%
(Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,420	6,420
Texas A&M Univ. Rev. Participating VRDN Series Putters 945,
2.74% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,460	1,460
Texas Gen. Oblig.:
Participating VRDN:
Series DB 154, 2.74% (Liquidity Facility Deutsche Bank
AG) (a)(e)	10,775	10,775
Series EGL 03 0026, 2.74% (Liquidity Facility Citibank
NA, New York) (a)(e)	4,800	4,800
Series PT 3018, 2.74% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(e)	5,515	5,515
Series Putters 1024, 2.74% (Liquidity Facility JPMorgan
Chase Bank) (a)(e)	8,975	8,975
TRAN 4.5% 8/31/06	103,000	104,244
Texas Tpk. Auth. Central Tpk. Sys. Rev. Participating VRDN
Series PZ 76, 2.78% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	5,290	5,290
Tyler Health Facilities Dev. Corp. Hosp. Rev. Participating
VRDN Series PT 833, 2.74% (Liquidity Facility Svenska
Handelsbanken AB) (a)(e)	4,045	4,045
Tyler Wtrwks. & Swr. Rev. Participating VRDN Series SGA
112, 2.73% (Liquidity Facility Societe Generale) (a)(e)	10,000	10,000
Univ. of Texas Univ. Revs. Participating VRDN Series Putters
581, 2.74% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	3,885	3,885
Waxahachie Independent School District Participating VRDN
Series Merlots 04 C19, 2.72% (Liquidity Facility Wachovia
Bank NA) (a)(e)	5,140	5,140
		582,730

Utah 1.8%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds:
Series 1985 E2, 2.72%, tender 12/1/05 (AMBAC
Insured) (a)	6,000	6,000
Series F, 2.73%, tender 12/1/05 (AMBAC Insured) (a)	7,000	7,000
Participating VRDN:
Series EGL 96 C4402 Class A, 2.74% (Liquidity Facility
Citibank NA, New York) (a)(e)	4,000	4,000
Series MS 00 409, 2.73% (Liquidity Facility Morgan
Stanley) (a)(e)	1,535	1,535

See accompanying notes which are an integral part of the financial statements.

61 Annual Report

Tax-Exempt Fund
Investments - continued

Municipal Securities - continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Utah – continued
Intermountain Pwr. Agcy. Pwr. Supply Rev.: – continued
Participating VRDN:
Series MS 175, 2.73% (Liquidity Facility Morgan
Stanley) (a)(e)	$16,495	$16,495
Saint George Elec. Rev. Participating VRDN Series Putters 917,
2.74% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	5,630	5,630
Salt Lake County Hosp. Rev. Participating VRDN Series PT 1467,
2.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,325	6,325
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Participating VRDN
Series PT 1813, 2.75% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	2,490	2,490
Utah Wtr. Fin. Agcy. Rev. Participating VRDN Series PT 1976,
2.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,145	5,145
		54,620

Vermont – 0.2%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Gifford Med.
Ctr. Proj.) Series A, 2.72%, LOC SunTrust Bank, VRDN (a)	4,900	4,900
Virginia – 2.3%
Chesapeake Bay Bridge & Tunnel Commission District Rev.
Participating VRDN Series Merlots A39, 2.72% (Liquidity
Facility Wachovia Bank NA) (a)(e)	1,975	1,975
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN
Series PT 886, 2.79% (Liquidity Facility Lloyds TSB Bank
PLC) (a)(e)	1,300	1,300
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. &
Pwr. Co. Proj.) Series 1984:
2.87% tender 11/4/05, CP mode	3,500	3,500
2.89% tender 12/1/05, CP mode	1,000	1,000
2.9% tender 12/6/05, CP mode	4,000	4,000
2.94% tender 12/2/05, CP mode	4,000	4,000
Norfolk Indl. Dev. Auth. Rev. (Children’s Hosp. of the King’s
Daughters, Inc. Proj.) 2.7%, LOC Wachovia Bank NA,
VRDN (a)	4,695	4,695
Norfolk Redev. & Hsg. Auth. Rev. (Old Dominion Univ. Real
Estate Foundation Univ. Village Student Hsg. Proj.) Series
2003 A, 2.7%, LOC Bank of America NA, VRDN (a)	5,370	5,370
Peninsula Ports Auth. Health Sys. Rev. (Riverside Health Sys.
Proj.) 2.81%, VRDN (a)	26,225	26,225
Tobacco Settlement Fing. Corp. Participating VRDN Series PA
1303, 2.78% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	10,000	10,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

62

Municipal Securities - continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Virginia – continued
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating
VRDN Series MS 01 721, 2.73% (Liquidity Facility Morgan
Stanley) (a)(e)	$2,300	$2,300
Virginia Resources Auth. Clean Wtr. State Revolving Fund Rev.
Participating VRDN Series IXIS 05 15, 2.72% (Liquidity
Facility CDC Fin. CDC IXIS) (a)(e)	2,990	2,990
		67,355

Washington 4.0%
Central Puget Sound Reg’l. Trans. Auth. Sales & Use Tax Rev.
Participating VRDN Series Putters 781, 2.74% (Liquidity
Facility Dresdner Bank AG) (a)(e)	6,400	6,400
Central Puget Sound Reg’l. Trans. Auth. Sales Tax & Motor
Vehicle Excise Tax Rev. Participating VRDN Series MSTC 00
101, 2.73% (Liquidity Facility Bear Stearns Companies,
Inc.) (a)(e)	9,795	9,795
Energy Northwest Elec. Rev. Participating VRDN:
Series DB 100, 2.74% (Liquidity Facility Deutsche Bank
AG) (a)(e)	2,740	2,740
Series PT 734, 2.74% (Liquidity Facility Svenska
Handelsbanken AB) (a)(e)	7,000	7,000
Series ROC II R152, 2.74% (Liquidity Facility Citibank
NA) (a)(e)	2,230	2,230
Series ROC II R3012, 2.74% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (a)(e)	9,820	9,820
King County Gen. Oblig. Participating VRDN Series ROC II
R1028, 2.74% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (a)(e)	5,315	5,315
King County Rural Library District Participating VRDN Series
Putters 1015, 2.74% (Liquidity Facility JPMorgan Chase
Bank) (a)(e)	5,665	5,665
King County School District #401 Highline Pub. Schools
Participating VRDN Series Putters 526, 2.74% (Liquidity
Facility JPMorgan Chase Bank) (a)(e)	2,985	2,985
King County Swr. Rev. Participating VRDN Series MS 01 554,
2.73% (Liquidity Facility Morgan Stanley) (a)(e)	5,000	5,000
Pierce County School District #10 Tacoma Bonds Series MT
144, 2.95%, tender 7/20/06 (Liquidity Facility BNP Paribas
SA) (a)(e)(f)	10,940	10,940
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use
Tax Rev. Participating VRDN Series ROC II R2041, 2.74%
(Liquidity Facility Citigroup Global Markets Hldgs.,
Inc.) (a)(e)	3,960	3,960
Tulalip Tribes of The Tulalip Reservation Spl. Rev. 2.72%, LOC
Bank of America NA, VRDN (a)	11,000	11,000

See accompanying notes which are an integral part of the financial statements.

63		Annual Report

Tax-Exempt Fund
Investments - continued

Municipal Securities - continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Washington – continued
Washington Gen. Oblig. Participating VRDN:
Series PT 2095, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	$3,885	$3,885
Series PT 2562, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	5,920	5,920
Series PT 2752, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	5,280	5,280
Series Putters 509, 2.74% (Liquidity Facility JPMorgan Chase
Bank) (a)(e)	5,470	5,470
Series SGA 35, 2.75% (Liquidity Facility Societe
Generale) (a)(e)	1,000	1,000
Series SGB 09, 2.74% (Liquidity Facility Societe
Generale) (a)(e)	900	900
Series SGB 11, 2.74% (Liquidity Facility Societe
Generale) (a)(e)	4,595	4,595
Washington Health Care Facilities Auth. Rev. Participating
VRDN Series FRRI 02 L45J, 2.81% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (a)(e)	5,000	5,000
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way
King County Proj.) 2.75%, LOC Bank of America NA,
VRDN (a)	2,300	2,300
		117,200

West Virginia – 0.6%
Cabell County Life Care Facilities Rev. (Foster Foundation
Prog.) Series 1998 A, 2.9%, LOC Huntington Nat’l. Bank,
Columbus, VRDN (a)	4,030	4,030
West Virginia Gen. Oblig. Participating VRDN Series Putters
1112, 2.74% (Liquidity Facility JPMorgan Chase & Co.) (a)(e) .	7,150	7,150
West Virginia Univ. Revs. Participating VRDN:
Series Putters 698, 2.74% (Liquidity Facility JPMorgan Chase
& Co.) (a)(e)	2,390	2,390
Series ROC II R4067, 2.74% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (a)(e)	4,685	4,685
		18,255

Wisconsin – 1.7%
Central Brown County Wtr. Auth. Wtr. Sys. Rev. Participating
VRDN Series PT 3071, 2.74% (Liquidity Facility Merrill Lynch
& Co., Inc.) (a)(e)	6,745	6,745
Milwaukee Swr. Rev. Participating VRDN Series ROC II R4500,
2.74% (Liquidity Facility Citigroup Global Markets Hldgs.,
Inc.) (a)(e)	3,570	3,570

See accompanying notes which are an integral part of the financial statements.

Annual Report

64

Municipal Securities - continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Wisconsin – continued
Wisconsin Gen. Oblig. Participating VRDN:
Series MS 900, 2.73% (Liquidity Facility Morgan Stanley) (a)(e)	$2,495	$2,495
Series MS 901, 2.73% (Liquidity Facility Morgan Stanley) (a)(e)	5,245	5,245
Series PT 967, 2.74% (Liquidity Facility Lloyds TSB Bank
PLC) (a)(e)	8,925	8,925
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series PT 917, 2.74% (Liquidity Facility Landesbank
Hessen-Thuringen) (a)(e)	13,515	13,515
Series Putters 399, 2.74% (Liquidity Facility JPMorgan
Chase Bank) (a)(e)	3,245	3,245
(Nat’l. Regency of New Berlin, Inc. Proj.) 2.78%, LOC M&I
Marshall & Ilsley Bank, VRDN (a)	6,000	6,000
		49,740
	Shares
Other – 1.3%
Fidelity Tax Free Cash Central Fund, 2.68% (b)(c)	37,248,300	37,248

TOTAL INVESTMENT PORTFOLIO 94.7%
(Cost $2,796,959)		2,796,959

NET OTHER ASSETS – 5.3%		157,818
NET ASSETS 100%		$2,954,777

Security Type Abbreviations
BAN	—	BOND ANTICIPATION NOTE
CP	—	COMMERCIAL PAPER
RAN	—	REVENUE ANTICIPATION NOTE
TRAN	—	TAX AND REVENUE
ANTICIPATION NOTE
VRDN	—	VARIABLE RATE DEMAND NOTE

Legend

(a) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(b) Information in this report regarding
holdings by state and security types
does not reflect the holdings of the
Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to
investment companies and other accounts
managed by Fidelity Investments. The
rate quoted is the annualized seven day
yield of the fund at period end. A
complete unaudited listing of the fund’s
holdings as of its most recent quarter end
is available upon request.

See accompanying notes which are an integral part of the financial statements.

65 Annual Report

Tax-Exempt Fund Investments - continued

(d) Security collateralized by an amount
sufficient to pay interest and principal.

(e) Provides evidence of ownership in one
or more underlying municipal bonds.

(f) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $46,105,000
or 1.6% of net assets.

Additional information on each holding is as follows:

	Acquisition	Cost
Security	Date	(000s)
Houston Gen.
Oblig. Bonds Series
PT 969, 2.95%,
tender 7/20/06
(Liquidity Facility	5/27/04 -
DEPFA BANK PLC)	1/28/05	$8,200
Michigan Hosp.
Fin. Auth. Hosp.
Rev. Bonds
Series PT 732,
2.95%, tender
7/20/06 (Liquidity
Facility Svenska	5/29/03 -
Handelsbanken AB)	12/29/03	$7,700

Philadelphia School
District Bonds Series
MT 135, 2.85%,
tender 6/15/06
(Liquidity Facility	5/27/05 -
DEPFA BANK PLC)	6/16/05	$19,265
Pierce County
School District #10
Tacoma Bonds
Series MT 144,
2.95%, tender
7/20/06 (Liquidity
Facility BNP
Paribas SA)	6/30/05	$10,940

See accompanying notes which are an integral part of the financial statements.

Annual Report 66

Tax-Exempt Fund

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)		October 31, 2005

Assets
Investment in securities, at value (cost $2,796,959)
See accompanying schedule		$2,796,959
Cash		126,086
Receivable for investments sold		2,008
Receivable for fund shares sold		61,551
Interest receivable		17,675
Receivable from investment adviser for expense
reductions		108
Other receivables		359
Total assets		3,004,746

Liabilities
Payable for investments purchased	$3,262
Payable for fund shares redeemed	44,942
Distributions payable	106
Accrued management fee	610
Distribution fees payable	343
Other affiliated payables	504
Other payables and accrued expenses	202
Total liabilities		49,969

Net Assets		$2,954,777
Net Assets consist of:
Paid in capital		$2,954,535
Distributions in excess of net investment income		(2)
Accumulated undistributed net realized gain (loss) on
investments		244
Net Assets		$2,954,777
Daily Money Class:
Net Asset Value, offering price and redemption price
per share ($574,949 ÷ 574,517 shares)		$1.00
Capital Reserves Class:
Net Asset Value, offering price and redemption price
per share ($523,688 ÷ 523,300 shares)		$1.00
Fidelity Tax Free Money Market Fund:
Net Asset Value, offering price and redemption price
per share ($1,856,140 ÷ 1,855,704 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

67 Annual Report

Tax-Exempt Fund
Financial Statements - continued

Statement of Operations
Amounts in thousands	Year ended October 31, 2005

Investment Income
Interest		$56,440

Expenses
Management fee	$6,371
Transfer agent fees	5,162
Distribution fees	3,954
Accounting fees and expenses	251
Independent trustees’ compensation	12
Custodian fees and expenses	43
Registration fees	579
Audit	47
Legal	5
Miscellaneous	86
Total expenses before reductions	16,510
Expense reductions	(3,370)	13,140

Net investment income		43,300

Net realized gain (loss) on investment securities		34
Net increase in net assets resulting from operations		$43,334

See accompanying notes which are an integral part of the financial statements.

Annual Report

68

Statement of Changes in Net Assets
		Year ended	Year ended
		October 31,	October 31,
Amounts in thousands		2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income		$43,300	$9,328
Net realized gain (loss)		34	443
Net increase in net assets resulting from operations	.	43,334	9,771
Distributions to shareholders from net investment income	.	(43,305)	(9,329)
Share transactions - net increase (decrease)		776,912	768,545
Total increase (decrease) in net assets		776,941	768,987

Net Assets
Beginning of period		2,177,836	1,408,849
End of period (including distributions in excess of net
investment income of $2 and undistributed net
investment income of $124, respectively)		$2,954,777	$2,177,836

See accompanying notes which are an integral part of the financial statements.

69 Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment
Operations
Net investment income	016	.005	.005	.010	.026
Distributions from net investment
income	(.016)	(.005)	(.005)	(.010)	(.026)
Net asset value,
end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnA	1.58%	.47%	.52%	.98%	2.66%
Ratios to Average Net AssetsB
Expenses before expense
reductions	74%	.74%	.74%	.73%	.77%
Expenses net of voluntary
waivers, if any	70%	.70%	.70%	.70%	.70%
Expenses net of all reductions	61%	.69%	.68%	.66%	.67%
Net investment income	1.60%	.49%	.52%	.98%	2.59%
Supplemental Data
Net assets, end of period
(in millions)	$575	$625	$544	$576	$575

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions repre sent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

70

Financial Highlights - Capital Reserves Class

Years ended October 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment
Operations
Net investment income	013	.002	.003	.007	.024
Distributions from net investment
income	(.013)	(.002)	(.003)	(.007)	(.024)
Net asset value,
end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnA	1.33%	.23%	.30%	.72%	2.40%
Ratios to Average Net AssetsB
Expenses before expense
reductions	99%	.99%	.99%	.98%	1.02%
Expenses net of voluntary
waivers, if any	95%	.94%	.93%	.95%	.95%
Expenses net of all reductions	86%	.93%	.91%	.91%	.92%
Net investment income	1.35%	.25%	.29%	.72%	2.33%
Supplemental Data
Net assets, end of period
(in millions)	$524	$504	$369	$367	$298

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions repre sent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

71 Annual Report

Financial Highlights - Fidelity Tax Free Money Market Fund

Years ended October 31,	2005	2004	2003	2002	2001D
Selected Per Share Data
Net asset value,
beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment
Operations
Net investment income	018	.007	.008	.012	.008
Distributions from net investment
income	(.018)	(.007)	(.008)	(.012)	(.008)
Net asset value,
end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	1.84%	.73%	.78%	1.21%	.79%
Ratios to Average Net AssetsE
Expenses before expense
reductions	49%	.49%	.49%	.49%	.53%A
Expenses net of voluntary
waivers, if any	45%	.45%	.45%	.45%	.45%A
Expenses net of all reductions	36%	.44%	.43%	.41%	.42%A
Net investment income	1.85%	.74%	.74%	1.17%	2.05%A
Supplemental Data
Net assets, end of period
(in millions)	$1,856	$1,049	$495	$254	$78

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D For the period June 19, 2001 (commencement of sale of shares) to October 31, 2001.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

72

Notes to Financial Statements

For the period ended October 31, 2005 (Amounts in thousands except ratios)

1. Significant Accounting Policies.

Treasury Fund (Treasury), Prime Fund (Prime) and Tax Exempt Fund (Tax Exempt) (collectively referred to as “the funds”) are funds of Newbury Street Trust (the trust). Each fund is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Delaware statutory trust.

Treasury offers four classes of shares, Daily Money Class, Capital Reserves Class, Advisor B Class and Advisor C Class. Prime offers two classes of shares, Daily Money Class and Capital Reserves Class. Tax Exempt offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax Free Money Market Fund. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Advisor B Class shares will automatically convert to Daily Money Class shares after a holding period of seven years from the initial date of pur chase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affili ates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds, which are also consistently followed by the Central Funds:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a 7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open end mutual funds are valued at their closing net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Prime, independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each applica ble fund or are invested in a cross section of other Fidelity money market funds, and are

73 Annual Report

Notes to Financial Statements continued (Amounts in thousands except ratios) 1. Significant Accounting Policies continued Deferred Trustee Compensation continued

marked to market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales

Tax Exempt purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows for each fund:

					Net Unrealized
	Cost for Federal	Unrealized		Unrealized	Appreciation/
	Income Tax Purposes	Appreciation		Depreciation	Depreciation)
Treasury	$1,983,621		$—	$—	$—
Prime	14,111,683		—	—	—
Tax Exempt	2,796,959		—	—	—

		Undistributed	Undistributed Long-		Capital Loss
		Ordinary Income	term Capital Gain		Carryforward
Treasury		$60		$—	$(97)
Prime		200		—	(519)
Tax Exempt		244		—	—

Annual Report		74

1. Significant Accounting Policies continued Income Tax Information and Distributions to Shareholders continued The tax character of distributions paid was as follows:

		October 31, 2005
	Tax-Exempt	Ordinary	Long-term
	Income	Income	Capital Gains	Total
Treasury	$—	$39,017	$—	$39,017
Prime	—	254,189	—	254,189
Tax Exempt	43,305	—	—	43,305

		October 31, 2004
	Tax-Exempt	Ordinary	Long-term
	Income	Income	Capital Gains	Total
Treasury	$—	$8,067	$—	$8,067
Prime	—	51,369	—	51,369
Tax Exempt	9,329	—	—	9,329

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When Issued Securities. Certain funds may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in each applicable fund’s Schedule of Investments. Certain funds may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records

75 Annual Report

Notes to Financial Statements continued (Amounts in thousands except ratios) 2. Operating Policies continued Delayed Delivery Transactions and When Issued Securities continued

with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund’s Schedule of Investments.

Note Purchase Agreements. Tax Exempt, together with other affiliated funds, has entered into an agreement representing a commitment to purchase specific notes prior to their issuance. Based on the terms of the agreement, the fund committed to purchase up to $6,324 of notes with a floating rate coupon based on an Index Rate as defined in the agreement, and maturing on August 31, 2006.

Payment for the notes is not required and interest does not accrue until the delivery date. The obligation of the fund to purchase these notes is contingent upon no material adverse changes in the credit quality of the issuer. The issuer may submit a request to the fund to purchase up to the maximum principal amount of the note. The fund does not record a portfolio holding or any entries to its records until the notes are purchased. The notes are subject to market value fluctuations and there is risk the securities will not be issued as anticipated. The fund has identified securities as segregated with a value at least equal to the amount of the commitment.

According to the terms of the agreement, the issuer may not request a purchase after February 1, 2006, effectively terminating any obligation of the fund to purchase the notes. At period end, the fund had no obligation to purchase any notes.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment manage ment related services for which the funds pay a monthly management fee that is based on an annual rate of .25% of average net assets.

Annual Report

76

3. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the funds have adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, sepa rate Distribution and Service Fees, each of which are based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Treasury:
Daily Money Class	00%	.25%	$2,528	$176
Capital Reserves Class	25%	.25%	3,728	30
Advisor B Class	75%	.25%	1,300	977
Advisor C Class	75%	.25%	1,013	138
			$8,569	$1,321
Prime:
Daily Money Class	00%	.25%	$12,331	$865
Capital Reserves Class	25%	.25%	34,938	1,592
			$47,269	$2,457
Tax Exempt:
Daily Money Class	00%	.25%	$1,504	$113
Capital Reserves Class	25%	.25%	2,450	331
			$3,954	$444

Sales Load. FDC receives the proceeds of contingent deferred sales charges levied on Treasury Advisor B and Advisor C class redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Treasury Advisor B and 1% for Treasury Advisor C. In addition, FDC receives deferred sales charges of .25% on certain purchases of the Daily Money Class.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Treasury
Advisor B Class*	$856
Advisor C Class*	25
Prime
Daily Money Class	1

*When shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

77 Annual Report

Notes to Financial Statements continued (Amounts in thousands except ratios) 3. Fees and Other Transactions with Affiliates - continued

Transfer Agent. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Treasury and Prime. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for Tax Exempt. Citibank has entered into a sub arrange ment with FIIOC to perform the activities associated with Tax Exempt’s transfer and shareholder servicing agent functions. FIIOC receives asset based fees that vary accord ing to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of their month end net assets. For the period the total transfer agent fees paid by each class to FIIOC were as follows.

		Amount
Treasury	Daily Money Class	$2,026
Treasury	Capital Reserves Class	1,512
Treasury	Advisor B Class	261
Treasury	Advisor C Class	204
		$4,003

Prime	Daily Money Class	$9,839
Prime	Capital Reserves Class	14,019
		$23,858

Tax Exempt	Daily Money Class	$1,204
Tax Exempt	Capital Reserves Class	979
Tax Exempt	Fidelity Tax Free Money Market Fund	2,979
		$5,162

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the funds except for Tax Exempt. Citibank has entered into a sub arrangement with FSC to maintain Tax Exempt’s accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. Certain funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR.

The Money Market Central Funds do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Money Market Central Funds are noted in the table below:

Income Distributions
Tax Exempt	$452

Annual Report 78

3. Fees and Other Transactions with Affiliates continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund’s activity in this program during the period for which loans were outstanding was as follows:

				Interest Earned
	Borrower or	Average Daily	Weighted Average	(included in	Interest
	Lender	Loan Balance	Interest Rate	interest income)	Expense
Prime	Lender	$7,844	3.17%	$16	—

4. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable fund were in reimbursement during the period:

	Expense	Reimbursement
	Limitations	from Adviser
Treasury
Daily Money Class	70%	$418
Capital Reserves Class	95%	328
Advisor B Class	1.45%	55
Advisor C Class	1.45%	44
Prime
Daily Money Class	70%	$2,416
Capital Reserves Class	95%	3,531
Tax Exempt
Daily Money Class	70%	$243
Capital Reserves Class	95%	201
Fidelity Tax Free Money Market Fund	45%	643

79 Annual Report

Notes to Financial Statements - continued (Amounts in thousands except ratios) 4. Expense Reductions - continued

In addition, through arrangements with each applicable fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. All of the applicable expense reductions are noted in the table below.

		Custody		Transfer Agent	Accounting
		expense		expense	expense
		reduction		reduction	reduction
Treasury	$		—		$—
Daily Money Class				$3
Prime			10		—
Tax Exempt			43		243
Daily Money Class				471
Capital Reserves Class				384
Fidelity Tax Free Money Market Fund				1,142

5. Other.

The funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2005	2004
From net investment income
Treasury - Daily Money Class	$21,573	$5,764
Treasury – Capital Reserves Class	14,244	1,933
Treasury - Advisor B Class	1,760	230
Treasury - Advisor C Class	1,440	141
Total	$39,017	$8,067

Prime - Daily Money Class	$111,889	$29,072
Prime - Capital Reserves Class	142,300	22,297
Total	$254,189	$51,369

Annual Report

80

6. Distributions to Shareholders - continued

	Years ended October 31,
	2005	2004
From net investment income
Tax Exempt – Daily Money Class	$9,417		$2,634
Tax Exempt – Capital Reserves Class	6,442		1,042
Tax Exempt Fidelity Tax Free Money Market
Fund	27,446		5,653
Total	$43,305		$9,329

7. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Years ended October 31,
	2005	2004
Treasury Daily Money Class
Shares sold	4,099,802	3,977,463
Reinvestment of distributions	20,301	5,453
Shares redeemed	(4,147,429)	(4,124,493)
Net increase (decrease)	(27,326)	(141,577)
Treasury Capital Reserves Class
Shares sold	3,211,085	2,816,688
Reinvestment of distributions	11,511	1,361
Shares redeemed	(3,132,102)	(2,996,311)
Net increase (decrease)	90,494	(178,262)
Treasury Advisor B Class
Shares sold	82,519	122,017
Reinvestment of distributions	1,546	207
Shares redeemed	(133,519)	(189,312)
Net increase (decrease)	(49,454)	(67,088)
Treasury Advisor C Class
Shares sold	124,705	167,255
Reinvestment of distributions	1,371	131
Shares redeemed	(138,164)	(160,230)
Net increase (decrease)	(12,088)	7,156

81 Annual Report

Notes to Financial Statements - continued
(Amounts in thousands except ratios)

7. Share Transactions - continued

	Years ended October 31,
	2005	2004
Prime Daily Money Class
Shares sold	19,835,566	16,151,708
Reinvestment of distributions	107,649	28,148
Shares redeemed	(19,783,261)	(16,017,854)
Net increase (decrease)	159,954	162,002
Prime Capital Reserves Class
Shares sold	36,151,111	30,759,295
Reinvestment of distributions	137,815	21,526
Shares redeemed	(35,556,012)	(28,998,644)
Net increase (decrease)	732,914	1,782,177
Tax Exempt Daily Money Class
Shares sold	2,995,165	2,074,164
Reinvestment of distributions	8,704	2,423
Shares redeemed	(3,054,026)	(1,995,886)
Net increase (decrease)	(50,157)	80,701
Tax Exempt Capital Reserves Class
Shares sold	2,299,484	1,984,368
Reinvestment of distributions	6,281	965
Shares redeemed	(2,285,709)	(1,851,078)
Net increase (decrease)	20,056	134,255
Tax Exempt Fidelity Tax Free Money
Market Fund
Shares sold	6,423,517	3,007,673
Reinvestment of distributions	27,099	5,599
Shares redeemed	(5,643,603)	(2,459,683)
Net increase (decrease)	807,013	553,589

Annual Report

82

Report of Independent Registered Public Accounting Firm

To the Trustees of Newbury Street Trust and the Shareholders of Treasury Fund, Prime Fund and Tax-Exempt Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Treasury Fund, Prime Fund and Tax Exempt Fund (funds of Newbury Street Trust) at October 31, 2005 and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsi bility of the Newbury Street Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the ac counting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts December 9, 2005

83 Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund’s activities, review contractual arrangements with companies that provide services to each fund, and review each fund’s performance. Except for William O. McCoy and Stephen P. Jonas, each of the Trustees oversees 322 funds advised by FMR or an affiliate. Mr. McCoy oversees 324 funds advised by FMR or an affiliate. Mr. Jonas oversees 319 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)**

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

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84

Name, Age; Principal Occupation Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005 present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001 present), FMR Co., Inc. (2001 present), and a Director of FMR Corp. Previously, Ms. Johnson served as President and a Director of FMR (2001 2005), Senior Vice President of the Fidelity funds (2001 2005), and managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Treasury Fund (2005 present), Prime Fund (2005 present), and Tax Exempt Fund (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson’s father.

85 Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Annual Report

86

Name, Age; Principal Occupation George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engi neering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommu nications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002 present). Ms. Knowles is a Trustee of the Brookings Institu tion and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

87 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001 present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corpora tion (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director’s Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President’s Cabinet at the Uni versity of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

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88

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

89 Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper and Mr. Wolfe may be sent to Fidelity Invest ments, P.O. Box 55235, Boston, Massachusetts 02205 5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Newbury Street Trust. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Newbury Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2004

Member of the Advisory Board of Newbury Street Trust. Mr. Wolfe also serves as a Trustee (2005 present) or Member of the Advisory Board (2004 present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

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90

Name, Age; Principal Occupation Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of Treasury Fund, Prime Fund, and Tax Exempt Fund. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s Interna tional Equity Trading group (1998 2005).

Charles S. Morrison (44)

Year of Election or Appointment: 2005

Vice President of Treasury Fund, Prime Fund, and Tax Exempt Fund. Mr. Morrison also serves as Vice President of Fidelity’s Money Market Funds (2005 present) and certain Asset Allocation Funds (2002 present). Previously, he served as Vice President of Fidelity’s Bond Funds (2002 2005) and certain Balanced Funds (2002 2005). He served as Vice President (2002 2005) and Bond Group Leader (2002 2005) of Fidelity Invest ments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002 present) and FMR (2002 present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (57)

Year of Election or Appointment: 2002

Vice President of Treasury Fund, Prime Fund, and Tax Exempt Fund. Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Allocation Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003 present) and a Vice President of FMR (2000 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice President of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Municipal Bond Funds (2001 2002). Mr. Murphy joined Fidelity Investments in 1989 as a portfolio manager in the Bond Group.

Timothy R. Huyck (41)

Year of Election or Appointment: 2004

Vice President of Treasury Fund. Mr. Huyck also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibi lities, Mr. Huyck has worked as a trader and portfolio manager.

91 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Robert A. Litterest (46)

Year of Election or Appointment: 2002

Vice President of Prime Fund. Mr. Litterst also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibili ties, Mr. Litterst managed a variety of Fidelity funds.

Michael Widrig (42)

Year of Election or Appointment: 2004

Vice President of Tax Exempt Fund. Mr. Widrig also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Widrig has worked as an analyst and manager.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Treasury Fund, Prime Fund, and Tax Exempt Fund. He also serves as Secretary of Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Treasury Fund, Prime Fund, and Tax Exempt Fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of Trea sury Fund, Prime Fund, and Tax Exempt Fund. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at Pricewaterhouse Coopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

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Name, Age; Principal Occupation Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of Treasury Fund, Prime Fund, and Tax Exempt Fund. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Treasury Fund, Prime Fund, and Tax Exempt Fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Over sight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of Treasury Fund, Prime Fund, and Tax Exempt Fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Treasury Fund, Prime Fund, and Tax Exempt Fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Treasury Fund, Prime Fund, and Tax Exempt Fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Invest ments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

93 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Treasury Fund, Prime Fund, and Tax Exempt Fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before join ing Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (38)

Year of Election or Appointment: 2005

Assistant Treasurer of Treasury Fund, Prime Fund, and Tax Exempt Fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1986

Assistant Treasurer of Treasury Fund, Prime Fund, and Tax Exempt Fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Treasury Fund, Prime Fund, and Tax Exempt Fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of Treasury Fund, Prime Fund, and Tax Exempt Fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Treasury Fund, Prime Fund, and Tax Exempt Fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS

(1999 2005).

Annual Report

94

Name, Age; Principal Occupation Salvatore Schiavone (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Treasury Fund, Prime Fund, and Tax Exempt Fund. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

95 Annual Report

Distributions

Tax-Exempt Fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended October 31, 2005, $34,000, or, if subsequently deter mined to be different, the net capital gain of such year, and for dividends with respect to the taxable year ended October 31, 2004, $208,000 if subsequently determined to be different, the excess of: (a) the net capital gain of such year, over (b) amounts pre viously designated as capital gain dividends with respect to such year.

A total of 7.18% and 0.58% of the dividends distributed for Treasury Fund and Prime Fund, respectively, during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

During fiscal year ended 2005, 100% of the Tax Exempt Fund’s income dividends was free from federal income tax, and 0% of the fund’s income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Annual Report

96

Board Approval of Investment Advisory Contracts and Management Fees

Cash Management Funds: Treasury Fund / Prime Fund / Tax Exempt Fund

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Fixed Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to each fund and its sharehold ers by Fidelity (including the investment performance of each fund); (2) the competi tiveness of the management fee and total expenses of each fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (4) the extent to which economies of scale would be realized as each fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and indepen dent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund’s sharehold ers, with the opportunity to review and weigh the disclosure provided by the fund in its

97 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the backgrounds of the funds’ portfolio managers and the funds’ investment objectives and disciplines. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board also considered the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the

Annual Report

98

privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restric tions. It also reviewed each fund’s absolute investment performance for each class, as well as each fund’s relative investment performance for each class measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods. For Treasury Fund, the following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the returns of Advisor C Class and Daily Money Class of the fund and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Advisor C Class and Daily Money Class represent the performance of classes with the highest and lowest 12b 1 fees, respectively (not necessarily with the highest and lowest total expenses). For each of Prime Fund and Tax Exempt Fund, the following charts considered by the Board show, over the one , three , and five year periods ended Decem ber 31, 2004, the returns of Capital Reserves Class and Daily Money Class of the fund and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. For Prime Fund, the returns of Capital Reserves Class and Daily Money Class represent the performance of classes with the highest and lowest 12b 1 fees, respectively (not necessarily with the highest and lowest total expenses). For Tax Exempt Fund, the returns of Capital Reserves Class and Daily Money Class represent the performance of classes with high and low 12b 1 fees, respec tively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

99 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

Annual Report 100

The Board noted that the relative investment performance of Daily Money Class of each fund has compared favorably to its Lipper peer group over time. The Board considered that the variations in performance among each fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit each fund’s shareholders, particularly in light of the Board’s view that each fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board’s management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s

101 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a TMG % of 11% would mean that 89% of the funds in the Total Mapped Group had higher management fees than a fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which a fund’s management fee ranked, is also included in the charts and considered by the Board.

Annual Report 102

The Board noted that each fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. Based on its review, the Board concluded that each fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board considered the fund’s management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund paid 12b 1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and

103 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b 1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b 1 fees.

Fidelity Tax Free Money Market Fund (retail class of Tax Exempt Fund): The Board noted that the total expenses of the class ranked below its competitive median for 2004.

Daily Money Class (25 basis point 12b 1 fee class of each fund): The Board noted that the total expenses of Daily Money Class of each fund ranked above its competitive median for 2004.

Capital Reserves Class (50 basis point 12b 1 fee class of each fund): The Board noted that the total expenses of Capital Reserves Class of each fund ranked above its competi tive median for 2004. The Board also considered that in 2004, FMR waived a portion of the Capital Reserves Class expenses for each of Treasury Fund and Tax Exempt Fund to avoid the class’s yield dropping below 10 basis points.

Advisor B Class and Advisor C Class (100 basis point 12b 1 fee classes of Treasury Fund): The Board noted that the total expenses of each class ranked above its competitive median for 2004. The Board also considered that in 2004, FMR waived a portion of each class’s expenses to avoid the class’s yield dropping below 10 basis points.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses for each class of each fund were reasonable, although in most cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

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104

On an annual basis, FMR presents to the Board Fidelity’s profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the funds’ business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity’s fund profitability methodology, including additional detail on various cost allocations; (ii) fall out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

105 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that each fund’s existing Advisory Contracts should be renewed.

Annual Report

106

107 Annual Report

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108

109 Annual Report

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110

111 Annual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Sub-Advisers
Fidelity Investments
Money Management, Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Citibank, N.A.
New York, NY (Tax Exempt Fund)
Custodian
The Bank of New York
New York, NY (Prime Fund &
Treasury Fund)
Citibank, N.A.
New York, NY (Tax Exempt Fund)

DMFI ANN-1205 419470.1.0 1.538749.108

Fidelity Tax-Free Money Market Fund A Class of Fidelity® Cash Management Funds: Tax Exempt Fund

Annual Report October 31, 2005

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months and
		one year.
Investments	7	A complete list of the fund’s investments
		with their values.
Financial Statements	39	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	45	Notes to the financial statements.
Report of Independent	51
Registered Public
Accounting Firm
Trustees and Officers	52
Distributions	63
Board Approval of	64
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers in cluding individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2005 to October 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the esti mate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

4

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	May 1, 2005
	May 1, 2005	October 31, 2005	to October 31, 2005
Daily Money Class
Actual	$1,000.00	$1,009.60	$3.55
HypotheticalA	$1,000.00	$1,021.68	$3.57
Capital Reserves Class
Actual	$1,000.00	$1,008.40	$4.81
HypotheticalA	$1,000.00	$1,020.42	$4.84
Fidelity Tax Free Money
Market Fund
Actual	$1,000.00	$1,010.90	$2.28
HypotheticalA	$1,000.00	$1,022.94	$2.29

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Daily Money Class	70%
Capital Reserves Class	95%
Fidelity Tax Free Money Market Fund	45%

5 Annual Report

Investment Changes

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	10/31/05	4/30/05	10/31/04
0 – 30	90.8	90.6	91.1
31 – 90	1.2	2.7	1.9
91 – 180	0.4	4.3	0.9
181 – 397	7.6	2.4	6.1
Weighted Average Maturity
	10/31/05	4/30/05	10/31/04
Tax Exempt Fund	28 Days	20 Days	25 Days
All Tax Free Money Market
Funds Average*	28 Days	24 Days	36 Days

*Source: iMoneyNet, Inc.

Annual Report 6

Investments October 31, 2005
Showing Percentage of Net Assets

Municipal Securities 94.7%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Alabama – 1.3%
Alabama Gen. Oblig. Participating VRDN Series MS 668,
2.73% (Liquidity Facility Morgan Stanley) (a)(e)	$6,600	$6,600
Alabama Pub. School & College Auth. Rev. Participating
VRDN Series Putters 124, 2.74% (Liquidity Facility JPMorgan
Chase & Co.) (a)(e)	10,000	10,000
Birmingham Med. Ctr. East Spl. Care Facilities Fing. Auth. Rev.
Participating VRDN Series MT 16, 2.74% (Liquidity Facility
Svenska Handelsbanken AB) (a)(e)	2,605	2,605
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr.
Proj.) Series 1997, 2.75%, LOC AmSouth Bank NA,
Birmingham, VRDN (a)	600	600
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev.
Participating VRDN:
Series EGL 02 6009, 2.74% (Liquidity Facility Citibank NA,
New York) (a)(e)	4,100	4,100
Series MS 947, 2.73% (Liquidity Facility Morgan
Stanley) (a)(e)	9,600	9,600
Montgomery Baptist Med. Ctr. Spl. Care Facilities Fing. Auth.
Rev. (Baptist Med. Ctr. Proj.) Series 1994 A, 2.75%, LOC
AmSouth Bank NA, Birmingham, VRDN (a)	3,600	3,600
Univ. of Alabama Gen. Rev. Participating VRDN Series Putters
529, 2.74% (Liquidity Facility JPMorgan Chase Bank) (a)(e) .	2,500	2,500
		39,605

Alaska – 1.2%
Alaska Hsg. Fin. Corp. Participating VRDN:
Series Merlots 05 A8, 2.72% (Liquidity Facility Wachovia
Bank NA) (a)(e)	4,150	4,150
Series Merlots 99 D, 2.72% (Liquidity Facility Wachovia
Bank NA) (a)(e)	1,100	1,100
Alaska Intl. Arpts. Revs. Participating VRDN Series PT 1397,
2.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,635	4,635
Alaska Muni. Bond Bank Auth. Participating VRDN:
Series PT 1986, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	5,790	5,790
Series ROC II R7525, 2.74% (Liquidity Facility Citibank
NA) (a)(e)	3,425	3,425
Anchorage Gen. Oblig. Participating VRDN Series PT 2655,
2.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,800	5,800

See accompanying notes which are an integral part of the financial statements.

7		Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Alaska – continued
Matanuska-Susitna Borough Participating VRDN Series Merlots
01 A114, 2.72% (Liquidity Facility Wachovia Bank
NA) (a)(e)	$3,115	$3,115
Valdez Marine Term. Rev. Bonds (ConocoPhillips Proj.) Series
1994 B, 3%, tender 6/1/06 (a)	8,000	8,000
		36,015

Arizona – 1.0%
Arizona State Univ. Revs. Participating VRDN:
Series PT 2264, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	3,000	3,000
Series ROC II R174, 2.74% (Liquidity Facility Citibank
NA) (a)(e)	1,295	1,295
Arizona Tourism & Sports Auth. Tax Rev. Series A, 2.72%
(AMBAC Insured), VRDN (a)	3,000	3,000
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Participating
VRDN:
Series MS 991, 2.73% (Liquidity Facility Morgan
Stanley) (a)(e)	1,829	1,829
Series ROC II R6039, 2.74% (Liquidity Facility Citibank
NA) (a)(e)	2,095	2,095
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN
Series PT 1401, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	1,200	1,200
Pima County Indl. Dev. Auth. Rev. (El Dorado Hosp. Proj.)
2.72%, LOC Branch Banking & Trust Co., VRDN (a)	4,400	4,400
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.
Participating VRDN:
Series PT 1512, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	1,000	1,000
Series ROC II R1003, 2.74% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (a)(e)	3,975	3,975
Series SG 03 160, 2.74% (Liquidity Facility Societe
Generale) (a)(e)	3,600	3,600
Tucson Indl. Dev. Auth. Multi-family Hsg. Rev. (Family Hsg.
Resources Proj.) Series 2002 A, 2.71%, LOC Fannie Mae,
VRDN (a)	4,000	4,000
		29,394

California – 2.4%
California Dept. of Wtr. Resources Pwr. Supply Rev.
Participating VRDN Series Putters 395, 2.73% (Liquidity
Facility JPMorgan Chase Bank) (a)(e)	16,655	16,655

See accompanying notes which are an integral part of the financial statements.

Annual Report 8

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Gen. Oblig. Participating VRDN:
Series Putters 132, 2.73% (Liquidity Facility JPMorgan Chase
Bank) (a)(e)	$2,485	$2,485
Series Putters 245, 2.73% (Liquidity Facility JPMorgan Chase
Bank) (a)(e)	6,660	6,660
Series Putters 556Z, 2.73% (Liquidity Facility JPMorgan
Chase Bank) (a)(e)	7,450	7,450
Los Angeles Muni. Impt. Corp. Lease Rev. Participating VRDN
Series PT 1405, 2.72% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	7,000	7,000
Los Angeles Reg’l. Arpt. Impt. Rev. (Los Angeles Int’l. Arpt./Air
France Proj.) 2.98%, LOC Societe Generale, VRDN (a)	3,100	3,100
Los Angeles Unified School District Participating VRDN:
Series Putters 487, 2.73% (Liquidity Facility PNC Bank NA,
Pittsburgh) (a)(e)	12,765	12,765
Series Putters 488, 2.73% (Liquidity Facility JPMorgan Chase
Bank) (a)(e)	13,465	13,465
		69,580

Colorado – 1.9%
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 2.85%, LOC
JPMorgan Chase Bank, VRDN (a)	1,000	1,000
(Catholic Health Initiatives Proj.) Series B4, 2.7% (Liquidity
Facility Wells Fargo Bank NA, San Francisco), VRDN (a) .	26,400	26,400
Colorado Springs Utils. Rev. Participating VRDN:
Series ROC II R405, 2.74% (Liquidity Facility Citibank
NA) (a)(e)	3,600	3,600
Series SGB 28, 2.74% (Liquidity Facility Societe
Generale) (a)(e)	6,800	6,800
E-470 Pub. Hwy. Auth. Rev. Participating VRDN Series 04 BS
219 Class A, 2.85% (Liquidity Facility Bear Stearns
Companies, Inc.) (a)(e)	4,545	4,545
Larimer County School District #R1, Poudre Participating
VRDN Series ROC II R4535, 2.74% (Liquidity Facility
Citigroup Global Markets Hldgs., Inc.) (a)(e)	2,815	2,815
Mesa County Valley School District #051, Grand Junction
Participating VRDN Series Putters 684, 2.74% (Liquidity
Facility JPMorgan Chase & Co.) (a)(e)	2,000	2,000
Southern Ute Indian Tribe of Southern Ute Indian Reservation
2.76%, VRDN (a)	1,300	1,300

See accompanying notes which are an integral part of the financial statements.

9 Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Colorado – continued
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN:
Series PT 2690, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	$3,900	$3,900
Series Putters 862, 2.74% (Liquidity Facility JPMorgan Chase
Bank) (a)(e)	5,030	5,030
		57,390

Delaware – 0.3%
Delaware Econ. Dev. Auth. Rev.:
(Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 2.9%, VRDN (a)	3,500	3,500
Series 1999 A, 2.88%, VRDN (a)	2,200	2,200
(Peninsula United Methodist Homes, Inc. Proj.) Series 1997
B, 2.72%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,070	4,070
		9,770

District Of Columbia – 1.4%
District of Columbia Gen. Oblig. Participating VRDN Series PT
2440, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	1,885	1,885
District of Columbia Rev.:
(American Assoc. Med. Colleges Proj.) 2.78% (AMBAC
Insured), VRDN (a)	3,575	3,575
(American Psychological Assoc. Proj.) 2.75%, LOC Bank of
America NA, VRDN (a)	1,200	1,200
(Defenders of Wildlife Proj.) 2.75%, LOC Bank of America
NA, VRDN (a)	2,630	2,630
(The AARP Foundation Proj.) Series 2004, 2.7%, LOC Bank
of America NA, VRDN (a)	12,500	12,500
(The Phillips Collection Issue Proj.) Series 2003, 2.7%, LOC
Bank of America NA, VRDN (a)	6,000	6,000
District of Columbia Wtr. & Swr. Auth. Participating VRDN
Series MS 1125, 2.73% (Liquidity Facility Morgan
Stanley) (a)(e)	13,168	13,168
		40,958

Florida – 5.0%
Clay County Utils. Sys. Rev. Series 2003 A, 2.7%, LOC Bank of
America NA, VRDN (a)	6,385	6,385
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 2.7%,
LOC Bank of America NA, VRDN (a)	5,150	5,150
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 01 902, 2.74% (Liquidity Facility Citibank NA,
New York) (a)(e)	13,000	13,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

10

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Florida – continued
Florida Board of Ed. Cap. Outlay Participating VRDN: -
continued
Series EGL 01 905, 2.74% (Liquidity Facility Citibank NA,
New York) (a)(e)	$10,200	$10,200
Series EGL 7050031, 2.74% (Liquidity Facility Citibank
NA) (a)(e)	4,900	4,900
Series MS 1017, 2.73% (Liquidity Facility Morgan
Stanley) (a)(e)	3,200	3,200
Series PA 969, 2.73% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	3,095	3,095
Series PT 1223, 2.73% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	7,000	7,000
Florida Board of Ed. Lottery Rev. Participating VRDN Series PT
2030, 2.73% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	14,375	14,375
Florida Dept. of Envir. Protection Preservation Rev.
Participating VRDN Series PT 1897, 2.73% (Liquidity Facility
Merrill Lynch & Co., Inc.) (a)(e)	6,000	6,000
Florida State Univ., Finl. Assistance, Inc., Edl. & Athletic
Facilities Impt. Rev. Participating VRDN Series SGB 44,
2.74% (Liquidity Facility Societe Generale) (a)(e)	2,910	2,910
Highlands County Health Facilities Auth. Rev. (Adventist Health
Sys./Sunbelt Obligated Group Proj.) Series C, 2.72%,
VRDN (a)	2,700	2,700
Indian River County Hosp. District Hosp. Rev. Series 1985,
2.86%, LOC Wachovia Bank NA, VRDN (a)	2,700	2,700
Jacksonville Elec. Auth. Rev. Participating VRDN Series MS 98
127, 2.73% (Liquidity Facility Morgan Stanley) (a)(e)	1,995	1,995
Jacksonville Health Facilities Auth. Participating VRDN Series
ROC II R186, 2.74% (Liquidity Facility Citibank NA) (a)(e)	1,695	1,695
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.)
2.73%, VRDN (a)	6,750	6,750
JEA Wtr. & Swr. Sys. Rev. Participating VRDN Series PT 2173,
2.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,075	2,075
Miami-Dade County Aviation Rev. Participating VRDN
Series PA 1309, 2.74% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(e)	5,000	5,000
Palm Beach County Rev.:
(Benjamin Private School Proj.) 2.7%, LOC Bank of America
NA, VRDN (a)	13,900	13,900
(Planned Parenthood Proj.) 2.73%, LOC Northern Trust Co.,
Chicago, VRDN (a)	2,700	2,700

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Florida – continued
Pasco County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Carlton
Arms of Magnolia Valley Proj.) Series 1985, 2.905%, LOC
Wachovia Bank NA, VRDN (a)	$2,415	$2,415
Port of Saint Lucie Util. Rev. Series A, 2.72% (MBIA Insured),
VRDN (a)	10,000	10,000
Reedy Creek Impt. District Participating VRDN Series Putters
902, 2.74% (Liquidity Facility JPMorgan Chase Bank) (a)(e) .	3,300	3,300
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series PA
576, 2.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,000	2,000
Univ. of North Florida Foundation, Inc. Rev. Series 1994,
2.81%, LOC Wachovia Bank NA, VRDN (a)	2,200	2,200
Volusia County Health Facilities Auth. Rev. Participating VRDN
Series MT 151, 2.73% (Liquidity Facility Landesbank
Hessen-Thuringen) (a)(e)	7,200	7,200
West Palm Beach Util. Sys. Rev. Participating VRDN Series MS
972, 2.73% (Liquidity Facility Morgan Stanley) (a)(e)	3,600	3,600
		146,445

Georgia – 2.6%
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series EGL 04 42A, 2.74% (Liquidity Facility Citibank
NA) (a)(e)	4,700	4,700
Series Putters 513, 2.74% (Liquidity Facility PNC Bank NA,
Pittsburgh) (a)(e)	10,000	10,000
Series SGA 145, 2.75% (Liquidity Facility Societe
Generale) (a)(e)	6,000	6,000
Augusta Wtr. & Swr. Rev. Participating VRDN Series SGA 03
140, 2.75% (Liquidity Facility Societe Generale) (a)(e)	7,000	7,000
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines,
Inc. Proj.) Series 2000 A, 2.77%, LOC Gen. Elec. Cap.
Corp., VRDN (a)	7,000	7,000
Cobb County Dev. Auth. Univ. Facilities Rev. Participating
VRDN Series MS 983, 2.73% (Liquidity Facility Morgan
Stanley) (a)(e)	6,636	6,636
DeKalb County Dev. Auth. Rev. (BDS Oglethorpe Univ. Proj.)
2.7%, LOC SunTrust Bank, VRDN (a)	4,700	4,700
Forsyth County School District Participating VRDN Series CDC
04 6, 2.74% (Liquidity Facility CDC Fin.-CDC IXIS) (a)(e)	3,010	3,010
Fulton County Dev. Auth. (Mount Vernon Presbyterian School
Proj.) 2.72%, LOC Branch Banking & Trust Co., VRDN (a)	5,000	5,000
Fulton County Wtr. & Swr. Rev. Participating VRDN Series EGL
720050005 Class A, 2.74% (Liquidity Facility Citibank
NA) (a)(e)	4,295	4,295

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Georgia – continued
Gainesville & Hall County Dev. Auth. Rev. (Lanier Village
Estates Proj.) 2.76%, LOC Bank of America NA, VRDN (a)	$13,700	$13,700
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia
Pwr. Co. Plant Proj.) First Series 1997, 2.83%, tender
5/5/06 (a)	4,800	4,800
		76,841

Hawaii – 0.4%
Hawaii Gen. Oblig. Participating VRDN:
Series PT 2301, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	3,300	3,300
Series ROC II R 6035, 2.74% (Liquidity Facility Citibank
NA) (a)(e)	1,890	1,890
Series ROC II R 6504, 2.74% (Liquidity Facility Citibank
NA) (a)(e)	2,085	2,085
Honolulu City & County Gen. Oblig. Participating VRDN
Series EGL 7050052, 2.74% (Liquidity Facility Citibank
NA) (a)(e)	5,000	5,000
		12,275

Illinois – 6.8%
Chicago Board of Ed. Participating VRDN:
Series BA 96 BB, 2.8% (Liquidity Facility Bank of America
NA) (a)(e)	3,400	3,400
Series MS 1063, 2.8% (Liquidity Facility Morgan
Stanley) (a)(e)	4,990	4,990
Series ROC II R2168, 2.74% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (a)(e)	2,175	2,175
Chicago Gen. Oblig. Participating VRDN:
Series EGL 01 1303, 2.85% (Liquidity Facility Citibank NA,
New York) (a)(e)	2,500	2,500
Series PT 1592, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	5,810	5,810
Series PT 2360, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	5,555	5,555
Series PT 2361, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	2,680	2,680
Series Putters 736, 2.74% (Liquidity Facility JPMorgan Chase
Bank) (a)(e)	3,590	3,590
Chicago Skyway Toll Bridge Rev. Participating VRDN
Series EGL 01 1304, 2.74% (Liquidity Facility Citibank NA,
New York) (a)(e)	10,005	10,005

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 97 V, 2.72% (Liquidity Facility Wachovia Bank
NA) (a)(e)	$1,285	$1,285
Series MT 30, 2.74% (Liquidity Facility BNP Paribas
SA) (a)(e)	3,760	3,760
Cook County Gen. Oblig. Participating VRDN:
Series EGL 01 1302, 2.74% (Liquidity Facility Citibank NA,
New York) (a)(e)	1,200	1,200
Series PA 591, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	5,305	5,305
Hoffman Estates Tax Increment Rev. (Sears, Roebuck & Co.
Proj.) 2.72%, LOC Northern Trust Co., Chicago, VRDN (a)	8,000	8,000
Illinois Dev. Fin. Auth. Gas Supply Rev. Participating VRDN
Series MS 1088, 2.73% (Liquidity Facility Morgan
Stanley) (a)(e)	6,390	6,390
Illinois Dev. Fin. Auth. Rev. (Aurora Central Catholic High
School Proj.) Series 1994, 2.95%, LOC Allied Irish Banks
PLC, VRDN (a)	1,000	1,000
Illinois Edl. Facilities Auth. Revs. Participating VRDN:
Series EGL 03 60, 2.74% (Liquidity Facility Citibank NA,
New York) (a)(e)	4,690	4,690
Series PA 896R, 2.74% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(e)	4,135	4,135
Illinois Fin. Auth. Rev.:
(Illinois College Proj.) 2.72%, LOC U.S. Bank NA,
Minnesota, VRDN (a)	10,000	10,000
(Mercy Alliance, Inc. Proj.) 2.73%, LOC M&I Marshall &
Ilsley Bank, VRDN (a)	7,000	7,000
Illinois Gen. Oblig. Participating VRDN:
Series MS 98 143, 2.73% (Liquidity Facility Morgan
Stanley) (a)(e)	1,500	1,500
Series PT 1882, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	4,640	4,640
Series PT 2131, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	7,720	7,720
Series Putters 105, 2.74% (Liquidity Facility JPMorgan Chase
& Co.) (a)(e)	3,160	3,160
Series Putters 133, 2.74% (Liquidity Facility JPMorgan Chase
& Co.) (a)(e)	4,340	4,340
Series Putters 409, 2.74% (Liquidity Facility JPMorgan Chase
Bank) (a)(e)	5,780	5,780
Series Putters 636, 2.74% (Liquidity Facility JPMorgan Chase
Bank) (a)(e)	2,985	2,985

See accompanying notes which are an integral part of the financial statements.

Annual Report 14

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Illinois Gen. Oblig. Participating VRDN: – continued
Series Putters 679, 2.74% (Liquidity Facility JPMorgan Chase
& Co.) (a)(e)	$2,940	$2,940
Illinois Reg’l. Trans. Auth. Participating VRDN:
Series BA 03 C, 2.78% (Liquidity Facility Bank of America
NA) (a)(e)	2,000	2,000
Series BA 04 A, 2.74% (Liquidity Facility Bank of America
NA) (a)(e)	3,330	3,330
Series EGL 01 1306, 2.74% (Liquidity Facility Citibank NA,
New York) (a)(e)	1,600	1,600
Series Merlots 01 A86, 2.72% (Liquidity Facility Wachovia
Bank NA) (a)(e)	3,765	3,765
Series Merlots 01 A93, 2.72% (Liquidity Facility Wachovia
Bank NA) (a)(e)	3,655	3,655
Series Merlots 02 A24, 2.72% (Liquidity Facility Wachovia
Bank NA) (a)(e)	4,960	4,960
Series PT 2424, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	4,500	4,500
Series SGB 19, 2.74% (Liquidity Facility Societe
Generale) (a)(e)	1,000	1,000
Illinois Sales Tax Rev. Participating VRDN:
Series DB 165, 2.74% (Liquidity Facility Deutsche Bank
AG) (a)(e)	10,650	10,650
Series PT 1929, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	3,960	3,960
Kane & DeKalb Counties Cmnty. Unit School District #302
Participating VRDN Series Putters 283, 2.74% (Liquidity
Facility JPMorgan Chase Bank) (a)(e)	3,240	3,240
Lake County Forest Preservation District Participating VRDN
Series ROC II R2059, 2.74% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (a)(e)	1,101	1,101
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995,
3.1%, LOC Lasalle Bank NA, VRDN (a)	3,375	3,375
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.
Participating VRDN Series PA 1058, 2.74% (Liquidity Facility
Merrill Lynch & Co., Inc.) (a)(e)	1,350	1,350
Puttable Floating Option Tax Receipts Participating VRDN
Series PZP 6, 2.85% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	3,880	3,880
Schaumburg Village Gen. Oblig. Participating VRDN Series
EGL 04 45 Class A, 2.74% (Liquidity Facility Citibank
NA) (a)(e)	2,000	2,000

See accompanying notes which are an integral part of the financial statements.

15		Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating
VRDN Series Merlots 01 A105, 2.72% (Liquidity Facility
Wachovia Bank NA) (a)(e)	$3,065	$3,065
Will & Kendall Counties Cmnty. Consolidated School District
#202 Participating VRDN Series ROC II R4031, 2.74%
(Liquidity Facility Citigroup Global Markets Hldgs.,
Inc.) (a)(e)	2,580	2,580
Will County Cmnty. Unit School District #365, Valley View
Participating VRDN Series PZ 47, 2.78% (Liquidity Facility
Merrill Lynch & Co., Inc.) (a)(e)	9,000	9,000
Will County School District #122 Participating VRDN Series PZ
48, 2.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e) .	3,350	3,350
Winnebago County Rev. (The Mill Proj.) Series 1996, 2.82%,
LOC JPMorgan Chase Bank, VRDN (a)	2,935	2,935
		201,831

Indiana – 2.9%
Elkhart County Gen. Oblig. Participating VRDN Series Putters
553, 2.74% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	2,150	2,150
Hanover Ind. Multi-School Bldg. Participating VRDN Series PT
2224, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	5,530	5,530
Indiana Bond Bank Participating VRDN Series ROC II R2079,
2.74% (Liquidity Facility Citigroup Global Markets Hldgs.,
Inc.) (a)(e)	2,420	2,420
Indiana Edl. Facilities Auth. Rev. (Hanover College Proj.) Series
B, 2.73%, LOC JPMorgan Chase Bank, VRDN (a)	8,160	8,160
Indiana Trans. Fin. Auth. Hwy. Participating VRDN:
Series DB 114, 2.74% (Liquidity Facility Deutsche Bank
AG) (a)(e)	6,340	6,340
Series Merlots B21, 2.72% (Liquidity Facility Wachovia Bank
NA) (a)(e)	4,150	4,150
Series MS 853, 2.73% (Liquidity Facility Morgan
Stanley) (a)(e)	2,000	2,000
Series PT 2189, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	3,000	3,000
Series PT 2296, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	5,310	5,310
Indianapolis Thermal Energy Sys. Participating VRDN Series
Putters 700, 2.74% (Liquidity Facility JPMorgan Chase &
Co.) (a)(e)	1,725	1,725
M.S.D. Warren Township Vision 2005 School Bldg. Corp.
Participating VRDN Series Merlots 01 A52, 2.72% (Liquidity
Facility Wachovia Bank NA) (a)(e)	6,595	6,595

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Indiana – continued
Merrillville Multi School Bldg. Corp. Participating VRDN Series
Putters 922, 2.74% (Liquidity Facility JPMorgan Chase
Bank) (a)(e)	$9,970	$9,970
North Daviess School Bldg. Corp. Participating VRDN Series
ROC II R2203, 2.74% (Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (a)(e)	6,630	6,630
Northwest Allen School Bldg. Corp. Participating VRDN Series
PT 2610, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	9,850	9,850
Purdue Univ. Rev. Series 2004 S, 2.71%, VRDN (a)	5,225	5,225
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.)
Series 1997, 2.83%, LOC U.S. Bank NA, Minnesota,
VRDN (a)	6,300	6,300
		85,355

Iowa 0.1%
Des Moines Gen. Oblig. Participating VRDN Series PT 2268,
2.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,345	3,345
Kansas 0.3%
Overland Park Gen. Oblig. Participating VRDN Series SG 01
155, 2.74% (Liquidity Facility Societe Generale) (a)(e)	3,000	3,000
Wichita Wtr. & Swr. Util. Rev. Participating VRDN Series
Putters 1136, 2.74% (Liquidity Facility JPMorgan Chase &
Co.) (a)(e)	3,020	3,020
Wyandotte County-Kansas City Unified Govt. Util. Sys. Rev.
Participating VRDN Series Putters 595, 2.74% (Liquidity
Facility JPMorgan Chase & Co.) (a)(e)	1,805	1,805
		7,825

Kentucky 0.8%
Clark County Poll. Cont. Rev. Bonds (East Kentucky Pwr. Coop.,
Inc. Proj.) Series J1, 2.95%, tender 4/15/06 (Nat’l. Rural
Utils. Coop. Fin. Corp. Guaranteed) (a)	5,305	5,305
Kentucky Tpk. Auth. Econ. Dev. Road Rev. Participating VRDN
Series PT 2809, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	4,995	4,995
Louisville & Jefferson County Metropolitan Govt. Multi-family
Hsg. Rev. (Waterford Place Apts. Proj.) 2.7%, LOC Freddie
Mac, VRDN (a)	12,975	12,975
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.)
Series 1984 B1, 3.1% (Nat’l. Rural Utils. Coop. Fin. Corp.
Guaranteed), VRDN (a)	1,300	1,300
		24,575

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Louisiana – 0.6%
East Baton Rouge Parish Sales & Use Tax Participating VRDN
Series PT 2037, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	$4,050	$4,050
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series ROC
II R 3035, 2.74% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (a)(e)	5,805	5,805
West Baton Rouge Parish Indl. District #3 Rev. Bonds (Dow
Chemical Co. Proj.) Series 1991, 2.8% tender 11/15/05,
CP mode	8,400	8,400
		18,255

Maine – 0.1%
Maine Tpk. Auth. Tpk. Rev. Participating VRDN:
Series EGL 00 1901, 2.74% (Liquidity Facility Citibank NA,
New York) (a)(e)	3,000	3,000
Series Putters 546, 2.74% (Liquidity Facility JPMorgan Chase
Bank) (a)(e)	1,065	1,065
		4,065

Maryland 0.7%
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec.
Co. Proj.) Series 1985, 2.87% tender 11/17/05, LOC
Wachovia Bank NA, CP mode	940	940
Maryland Dept. of Trans. Consolidated Trans. Rev.
Participating VRDN Series PA 1259, 2.74% (Liquidity Facility
Merrill Lynch & Co., Inc.) (a)(e)	3,300	3,300
Maryland Health & Higher Edl. Facilities Auth. Rev.
Participating VRDN:
Series MS 01 825, 2.73% (Liquidity Facility Morgan
Stanley) (a)(e)	5,000	5,000
Series MS 829, 2.73% (Liquidity Facility Morgan
Stanley) (a)(e)	1,895	1,895
Montgomery County Econ. Dev. Rev. (Georgetown Prepatory
School, Inc. Proj.) 2.7%, LOC Bank of America NA,
VRDN (a)	8,655	8,655
		19,790

Massachusetts 0.8%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating
VRDN Series EGL 720050007, 2.74% (Liquidity Facility
Citibank NA) (a)(e)	12,100	12,100
Massachusetts Gen. Oblig.:
Participating VRDN Series EGL 04 0005, 2.74% (Liquidity
Facility Citibank NA) (a)(e)	4,200	4,200

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Massachusetts continued
Massachusetts Gen. Oblig.: – continued
Series 2001 C, 2.79% (Liquidity Facility State Street Bank &
Trust Co., Boston), VRDN (a)	$2,000	$2,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Participating
VRDN Series EGL 7050063, 2.74% (Liquidity Facility
Citibank NA) (a)(e)	5,000	5,000
		23,300

Michigan – 4.5%
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green
Beach Proj.) 2.75%, LOC Fifth Third Bank, Cincinnati,
VRDN (a)	9,000	9,000
Detroit City School District Participating VRDN:
Series PT 1581, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	6,495	6,495
Series PT 1844, 2.73% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	3,945	3,945
Series PT 2158, 2.73% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	2,475	2,475
Detroit Swr. Disp. Rev.:
Participating VRDN:
Series EGL 72005001, 2.74% (Liquidity Facility Citibank
NA) (a)(e)	4,000	4,000
Series Merlots 01 A103, 2.72% (Liquidity Facility
Wachovia Bank NA) (a)(e)	1,200	1,200
Series SGB 47, 2.74% (Liquidity Facility Societe
Generale) (a)(e)	5,110	5,110
Series 2001 C2, 2.7% (FGIC Insured), VRDN (a)	5,395	5,395
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series Putters 200, 2.74% (Liquidity Facility JPMorgan Chase
Bank) (a)(e)	1,270	1,270
Series Putters 783, 2.74% (Liquidity Facility JPMorgan Chase
Bank) (a)(e)	2,000	2,000
Ecorse Pub. School District Participating VRDN Series ROC II
R7520, 2.74% (Liquidity Facility Citibank NA) (a)(e)	2,665	2,665
Grand Rapids San. Swr. Sys. Rev. Participating VRDN Series
TOC 04 G, 2.73% (Liquidity Facility Goldman Sachs Group,
Inc.) (a)(e)	6,400	6,400
Jackson County Hosp. Fin. Auth. Hosp. Rev. (W.A. Foote Mem.
Hosp.) Series 2005 B, 2.72%, LOC Bank of Nova Scotia,
New York Agcy., VRDN (a)	6,200	6,200
L’Anse Creuse Pub. Schools Participating VRDN Series Putters
927, 2.74% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	5,495	5,495

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Michigan – continued
Michigan Bldg. Auth. Rev. Participating VRDN:
Series EGL 01 2204, 2.74% (Liquidity Facility Citibank NA,
New York) (a)(e)	$17,235	$17,235
Series PT 2177, 2.73% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	6,125	6,125
Series Stars 101, 2.73% (Liquidity Facility BNP Paribas
SA) (a)(e)	1,695	1,695
Michigan Hosp. Fin. Auth. Hosp. Rev.:
Bonds Series PT 732, 2.95%, tender 7/20/06 (Liquidity
Facility Svenska Handelsbanken AB) (a)(e)(f)	7,700	7,700
Participating VRDN Series MS 1005, 2.73% (Liquidity
Facility Morgan Stanley) (a)(e)	4,975	4,975
(Health Care Equip. Ln. Prog.):
Series B, 2.73%, LOC Standard Fed. Bank, VRDN (a)	1,200	1,200
2.73%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	11,500	11,500
Michigan Muni. Bond Auth. Rev. RAN Series 2005 B2, 4%
8/18/06, LOC JPMorgan Chase Bank	15,000	15,125
Sturgis Pub. School District Participating VRDN Series Putters
728, 2.74% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	1,875	1,875
Wyandotte City School District Participating VRDN Series PT
1790, 2.73% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	2,900	2,900
		131,980

Minnesota 1.7%
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating
VRDN Series MT 120, 2.75% (Liquidity Facility Landesbank
Hessen-Thuringen) (a)(e)	2,720	2,720
Minneapolis & Saint Paul Metropolitan Arpts. Commission
Arpt. Rev. Participating VRDN:
Series Merlots 00 ZZ, 2.72% (Liquidity Facility Wachovia
Bank NA) (a)(e)	1,840	1,840
Series PT 2849, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	12,000	12,000
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 2.73% (Liquidity Facility Morgan
Stanley) (a)(e)	3,100	3,100
Series ROC II 99 4, 2.74% (Liquidity Facility Citibank
NA) (a)(e)	1,750	1,750
Minnesota Higher Ed. Facilities Auth. Rev. (Gustavus Adolphus
College Proj.) 2.73%, LOC Allied Irish Banks PLC, VRDN (a)	8,000	8,000
Minnesota Hsg. Fin. Agcy. Bonds Series 2005 D, 2.9%
5/18/06	7,400	7,400

See accompanying notes which are an integral part of the financial statements.

Annual Report 20

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Minnesota – continued
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.)
Series 1995, 2.75%, LOC Fannie Mae, VRDN (a)	$2,350	$2,350
Rockford Independent School District #883 Participating VRDN
Series ROC II R30, 2.74% (Liquidity Facility Citibank
NA) (a)(e)	5,115	5,115
South Washington County Independent School District #833
Participating VRDN Series ROC II R34, 2.74% (Liquidity
Facility Citibank NA) (a)(e)	7,080	7,080
		51,355

Missouri – 0.4%
Missouri Board Pub. Bldgs. Spl. Oblig. Participating VRDN
Series PT 1843, 2.73% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	6,820	6,820
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.
(Bethesda Health Group Proj.) Series 2001 A, 2.78%, LOC
U.S. Bank NA, Minnesota, VRDN (a)	3,800	3,800
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN
Series EGL 02 6026, 2.74% (Liquidity Facility Citibank NA,
New York) (a)(e)	2,700	2,700
		13,320

Nebraska – 0.1%
Omaha Gen. Oblig. Participating VRDN:
Series EGL 00 2701, 2.74% (Liquidity Facility Citibank NA,
New York) (a)(e)	2,000	2,000
Series EGL 04 9, 2.74% (Liquidity Facility Citibank
NA) (a)(e)	2,560	2,560
		4,560

Nevada 0.7%
Clark County Gen. Oblig. Participating VRDN Series MS 993,
2.73% (Liquidity Facility Morgan Stanley) (a)(e)	4,342	4,342
Las Vegas New Convention & Visitors Auth. Rev. Participating
VRDN Series Putters 802, 2.74% (Liquidity Facility JPMorgan
Chase Bank) (a)(e)	4,185	4,185
Nevada Gen. Oblig. Participating VRDN:
Series PT 3091, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	5,280	5,280

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nevada – continued
Nevada Gen. Oblig. Participating VRDN: – continued
Series SGB 31, 2.74% (Liquidity Facility Societe
Generale) (a)(e)	$2,500	$2,500
Nevada Sys. Higher Ed. Univs. Rev. Participating VRDN Series
Putters 1134, 2.74% (Liquidity Facility JPMorgan Chase
Bank) (a)(e)	5,300	5,300
		21,607

New Hampshire – 0.3%
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev.
(Monadnock Cmnty. Hosp. Proj.) 2.73%, LOC SunTrust Bank,
VRDN (a)	7,745	7,745
New Jersey – 3.7%
New Jersey Econ. Dev. Auth. Rev. Participating VRDN Series
EGL 04 18 Class A, 2.73% (Liquidity Facility Citibank
NA) (a)(e)	3,000	3,000
New Jersey Gen. Oblig.:
Participating VRDN:
Series EGL 03 5, 2.73% (Liquidity Facility Citibank NA,
New York) (a)(e)	2,500	2,500
Series PT 2509, 2.73% (Liquidity Facility Dexia Cr. Local
de France) (a)(e)	8,080	8,080
Series Putters 716, 2.73% (Liquidity Facility PNC Bank
NA, Pittsburgh) (a)(e)	10,000	10,000
Series ROC II R370, 2.73% (Liquidity Facility Citibank
NA) (a)(e)	1,745	1,745
TRAN Series 2005 A, 4% 6/23/06	15,900	16,015
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series PA 613, 2.73% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	16,000	16,000
Series PA 614, 2.73% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	3,825	3,825
Series PT 2493, 2.73% (Liquidity Facility Dexia Cr. Local de
France) (a)(e)	7,495	7,495
Series PT 747, 2.73% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	3,500	3,500
Series ROC II R6042, 2.73% (Liquidity Facility Citibank
NA) (a)(e)	2,000	2,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series MS 963D, 2.72% (Liquidity Facility Morgan
Stanley) (a)(e)	2,390	2,390
Series PT 1204, 2.73% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	1,500	1,500

See accompanying notes which are an integral part of the financial statements.

Annual Report

22

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New Jersey – continued
New Jersey Trans. Trust Fund Auth. Participating VRDN: -
continued
Series PT 2402, 2.73% (Liquidity Facility Dexia Cr. Local de
France) (a)(e)	$14,820	$14,820
Series Stars 133, 2.73% (Liquidity Facility BNP Paribas
SA) (a)(e)	16,000	16,000
		108,870

New Mexico – 0.1%
New Mexico Fin. Auth. Rev. Participating VRDN Series PT
3133, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	3,560	3,560
New York – 4.9%
Long Island Pwr. Auth. Elec. Sys. Rev. Participating VRDN
Series PA 996, 2.73% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	6,345	6,345
Metropolitan Trans. Auth. Rev. Participating VRDN Series PA
1083, 2.73% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	13,545	13,545
New York City Gen. Oblig.:
Participating VRDN Series ROC II R251, 2.77% (Citigroup
Global Markets Hldgs., Inc. Guaranteed) (Liquidity Facility
Citigroup Global Markets Hldgs., Inc.) (a)(e)	3,800	3,800
Series 1994 E3, 2.68%, LOC WestLB AG, VRDN (a)	5,800	5,800
New York City Hsg. Dev. Corp. Multi-family Rev. Series A,
2.7%, LOC Fleet Nat’l. Bank, VRDN (a)	8,000	8,000
New York City Indl. Dev. Agcy. Rev. (One Bryant Park LLC
Proj.) Series A, 2.72%, LOC Bank of America NA, LOC
Bank of New York, New York, VRDN (a)	6,100	6,100
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.
Participating VRDN:
Series EGL 04 15, 2.73% (Liquidity Facility Citibank
NA) (a)(e)	25,175	25,175
Series EGL 04 33 Class A, 2.73% (Liquidity Facility Citibank
NA) (a)(e)	8,500	8,500
Series MS 1070, 2.72% (Liquidity Facility Morgan
Stanley) (a)(e)	15,000	15,000
Series MS 1071, 2.72% (Liquidity Facility Morgan
Stanley) (a)(e)	15,965	15,965
Series PA 523, 2.73% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	14,000	14,000
Series ROC II R406, 2.74% (Liquidity Facility Citibank
NA) (a)(e)	8,700	8,700

See accompanying notes which are an integral part of the financial statements.

23		Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York – continued
New York State Dorm. Auth. Revs. Participating VRDN Series
PT 2592, 2.73% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	$7,500	$7,500
New York State Thruway Auth. Hwy. & Bridge Trust Fund
Participating VRDN Series MS 00 368, 2.72% (Liquidity
Facility Morgan Stanley) (a)(e)	1,460	1,460
New York Transitional Fin. Auth. Rev. Participating VRDN
Series MSDW 00 319, 2.72% (Liquidity Facility Morgan
Stanley) (a)(e)	3,760	3,760
		143,650

Non State Specific 0.1%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05
7, 2.82% (Liquidity Facility State Street Bank & Trust Co.,
Boston) (a)(e)	2,500	2,500
North Carolina – 1.5%
Charlotte Wtr. & Swr. Sys. Rev. 2.8% 2/28/06 (Liquidity
Facility Wachovia Bank NA), CP	2,000	2,000
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev.
(Guilford College Proj.) Series A, 2.72%, LOC Branch
Banking & Trust Co., VRDN (a)	8,075	8,075
North Carolina Cap. Facilities Fin. Agcy. Ed. Facilities Rev.
(Campbell Univ. Proj.) 2.72%, LOC Branch Banking & Trust
Co., VRDN (a)	5,790	5,790
North Carolina Cap. Facilities Fin. Agcy. Student Rev.
(Wolfpack Club Student Hsg. Fund LLC Proj.) Series A,
2.72%, LOC Wachovia Bank NA, VRDN (a)	7,300	7,300
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.
Participating VRDN Series MS 955 D, 2.73% (Liquidity
Facility Morgan Stanley) (a)(e)	2,000	2,000
North Carolina Gen. Oblig. Participating VRDN:
Series EGL 720051001, 2.74% (Liquidity Facility Citibank
NA) (a)(e)	3,370	3,370
Series PT 2115, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	5,415	5,415
Winston-Salem Wtr. & Swr. Sys. Rev. Series 2002 C, 2.7%
(Liquidity Facility Dexia Cr. Local de France), VRDN (a)	10,980	10,980
		44,930

Ohio – 1.9%
Bellefontaine Healthcare Facilities Rev. (High Point Reg’l.
Cancer Ctr. Proj.) 2.72%, LOC Fifth Third Bank, Cincinnati,
VRDN (a)	3,910	3,910

See accompanying notes which are an integral part of the financial statements.

Annual Report

24

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Ohio – continued
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated
Group Prog.):
Subseries B1, 2.77%, VRDN (a)	$14,000	$14,000
Subseries B3, 2.77%, VRDN (a)	2,100	2,100
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co.
Proj.) Series A, 2.86%, VRDN (a)	3,400	3,400
Ohio Gen. Oblig. Participating VRDN Series Putters 02 306,
2.74% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	12,580	12,580
Ohio Higher Edl. Facility Commission Rev.:
(Pooled Fing. Prog.):
Series 2003 B, 2.72%, LOC Fifth Third Bank, Cincinnati,
VRDN (a)	5,000	5,000
Series 2004 B, 2.72%, LOC Fifth Third Bank, Cincinnati,
VRDN (a)	2,600	2,600
(The College of Mount Saint Joseph Proj.) 2.73%, LOC Fifth
Third Bank, Cincinnati, VRDN (a)	3,060	3,060
Ohio Wtr. Dev. Auth. Rev. Participating VRDN Series MS
1118, 2.73% (Liquidity Facility Rabobank Nederland Coop.
Central) (a)(e)	2,590	2,590
Stow Gen. Oblig. BAN 3.5% 5/11/06	5,845	5,865
		55,105

Oklahoma – 0.5%
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase
III Proj.) 2.73% (AMBAC Insured), VRDN (a)	13,500	13,500
Oregon – 2.0%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating
VRDN:
Series PT 1435, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	6,500	6,500
Series Putters 876, 2.74% (Liquidity Facility JPMorgan Chase
Bank) (a)(e)	2,000	2,000
Oregon Gen. Oblig. Series 1973 G, 2.67%, VRDN (a)	16,000	16,000
Oregon Health and Science Univ. Spl. Rev. (OHSU Med.
Group Proj.) Series 2004 A, 2.71%, LOC Bank of New York,
New York, LOC California Teachers Retirement Sys.,
VRDN (a)	29,300	29,300
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI
03 F4J, 2.91% (Lehman Brothers Hldgs., Inc. Guaranteed)
(Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	4,300	4,300
		58,100

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Pennsylvania – 6.3%
Allegheny County Indl. Dev. Auth. Rev.:
(United Jewish Federation Proj.) Series 1996 A, 2.72%, LOC
PNC Bank NA, Pittsburgh, VRDN (a)	$2,700	$2,700
(UPMC Children’s Hosp. Proj.) Series 2004 A, 2.8%,
VRDN (a)	5,600	5,600
(UPMC Health Sys. Proj.) Series 2002 C, 2.72%, LOC
Comerica Bank, Detroit, VRDN (a)	2,885	2,885
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Participating
VRDN Series EGL 95 3503, 2.73% (Liquidity Facility
Citibank NA, New York) (a)(e)	17,100	17,100
Chester County Health & Ed. Facilities Auth. Retirement Cmnty.
Rev. (Kendal-Crosslands Communities Proj.) Series 2003,
2.73%, LOC Allied Irish Banks PLC, VRDN (a)	5,000	5,000
Clearfield County Indl. Dev. Auth. Rev. (Dubois Area Catholic
School Proj.) 2.72%, LOC PNC Bank NA, Pittsburgh,
VRDN (a)	2,400	2,400
Middletown Area School District Gen. Oblig. 2.72% (FSA
Insured), VRDN (a)	11,900	11,900
Montgomery County Higher Ed. & Health Auth. Rev. (Liberty
Lutheran Svcs. Proj.) 2.71%, LOC Fleet Nat’l. Bank,
VRDN (a)	3,200	3,200
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev.
(Gaudenzia Foundation, Inc. Prog.) 2.72%, LOC PNC Bank
NA, Pittsburgh, VRDN (a)	4,110	4,110
North Pennsylvania Wtr. Auth. Wtr. Rev. Participating VRDN
Series SGA 30, 2.74% (Liquidity Facility Societe
Generale) (a)(e)	5,700	5,700
Pennsylvania Higher Edl. Facilities Auth. (Washington &
Jefferson Dev. Corp. Proj.) Series A, 2.74%, LOC Unicredito
Italiano Spa, VRDN (a)	4,500	4,500
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(King’s College Proj.) Series 2001 H6, 2.72%, LOC PNC
Bank NA, Pittsburgh, VRDN (a)	4,800	4,800
(Messiah College Proj.) Series 2001 14, 2.72%, LOC PNC
Bank NA, Pittsburgh, VRDN (a)	900	900
(Student Assoc., Inc. Proj.) Series A, 2.72%, LOC Citizens
Bank of Pennsylvania, VRDN (a)	2,900	2,900
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating
VRDN:
Series MS 958, 2.73% (Liquidity Facility Morgan
Stanley) (a)(e)	2,750	2,750
Series Putters 371Z, 2.74% (Liquidity Facility JPMorgan
Chase Bank) (a)(e)	3,900	3,900

See accompanying notes which are an integral part of the financial statements.

Annual Report 26

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Pennsylvania – continued
Pennsylvania Tpk. Commission Oil Franchise Tax Rev.
Participating VRDN Series ROC II R1005, 2.73% (Liquidity
Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	$1,685	$1,685
Pennsylvania Tpk. Commission Tpk. Rev.:
Bonds Series AAB 04 9, 2.74%, tender 11/7/05 (Liquidity
Facility ABN AMRO Bank NV) (a)(e)	9,900	9,900
Participating VRDN Series 04 29 Class A, 2.73% (Liquidity
Facility Citibank NA) (a)(e)	5,000	5,000
Philadelphia Gen. Oblig. Participating VRDN Series MS 01
751, 2.73% (Liquidity Facility Morgan Stanley) (a)(e)	5,330	5,330
Philadelphia Hosps. & Higher Ed. Facilities Auth. Hosp. Rev.
(Temple Univ. Proj.) Series A, 2.7%, LOC PNC Bank NA,
Pittsburgh, VRDN (a)	20,000	20,000
Philadelphia School District:
Bonds Series MT 135, 2.85%, tender 6/15/06 (Liquidity
Facility DEPFA BANK PLC) (a)(e)(f)	19,265	19,265
Participating VRDN Series PT 2793, 2.73% (Liquidity Facility
Dexia Cr. Local de France) (a)(e)	7,015	7,015
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series
SG 158, 2.73% (Liquidity Facility Societe Generale) (a)(e)	8,000	8,000
Scranton-Lackawanna Health & Welfare Auth. Rev. 2.72%,
LOC PNC Bank NA, Pittsburgh, VRDN (a)	18,500	18,500
Wilkes Barre Gen. Oblig. Series 2004 B, 2.72%, LOC PNC
Bank NA, Pittsburgh, VRDN (a)	10,800	10,800
		185,840

South Carolina – 1.6%
Horry County School District Participating VRDN Series PT
2033, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	3,715	3,715
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.)
Series A, 2.86%, VRDN (a)	2,700	2,700
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (MUFC
Central Energy Plant Proj.) 2.7%, LOC Bank of America NA,
VRDN (a)	16,700	16,700
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev.
(The Methodist Home Proj.) Series 1994, 2.75%, LOC Bank
of America NA, VRDN (a)	8,000	8,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series Putters 1094, 2.74% (Liquidity Facility JPMorgan
Chase Bank) (a)(e)	2,860	2,860
Series ROC II R6007, 2.74% (Liquidity Facility Citibank
NA) (a)(e)	4,560	4,560

See accompanying notes which are an integral part of the financial statements.

27 Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
South Carolina – continued
South Carolina Trans. Infrastructure Bank Rev. Participating
VRDN Series PT 3183, 2.74% (Liquidity Facility Merrill Lynch
& Co., Inc.) (a)(e)	$5,365	$5,365
York County Poll. Cont. Rev. Bonds 3.05% tender 1/6/06,
CP mode	3,200	3,200
		47,100

Tennessee – 2.2%
Bristol Health & Edl. Facilities Board Rev. Participating VRDN
Series LB 03 L42J, 2.81% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (a)(e)	14,200	14,200
Clarksville Pub. Bldg. Auth. Rev. Series 1994, 2.7%, LOC Bank
of America NA, VRDN (a)	4,005	4,005
Memphis Elec. Sys. Rev. Participating VRDN Series MS 976,
2.73% (Liquidity Facility Morgan Stanley) (a)(e)	9,895	9,895
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove
Apts. Proj.) Series 2004, 2.7%, LOC Freddie Mac, VRDN (a)	18,945	18,945
Metropolitan Govt. Nashville & Davidson County Participating
VRDN Series ROC II R2201, 2.74% (Liquidity Facility
Citigroup Global Markets Hldgs., Inc.) (a)(e)	2,110	2,110
Metropolitan Govt. Nashville & Davidson County Indl. Rev.
(Ridgelake Apts. Proj.) 2.71%, LOC Freddie Mac, VRDN (a)	13,425	13,425
Rutherford County Gen. Oblig. Participating VRDN Series
Putters 643, 2.74% (Liquidity Facility JPMorgan Chase
Bank) (a)(e)	1,995	1,995
		64,575

Texas 19.7%
Arlington Gen. Oblig. Participating VRDN Series Putters 760,
2.74% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,970	2,970
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs
Rehabilitation Proj.) Series 1997, 2.75%, LOC JPMorgan
Chase Bank, VRDN (a)	1,300	1,300
Board of Regents of The Univ. of Texas Sys. Permanent Univ.
Fund Participating VRDN:
Series MS 1023, 2.73% (Liquidity Facility Morgan
Stanley) (a)(e)	8,000	8,000
Series Putters 517, 2.74% (Liquidity Facility JPMorgan Chase
Bank) (a)(e)	4,995	4,995
Series TOC 05 Y, 2.73% (Liquidity Facility Goldman Sachs
Group, Inc.) (a)(e)	4,250	4,250
Boerne Independent School District Participating VRDN Series
Putters 626, 2.74% (Liquidity Facility JPMorgan Chase &
Co.) (a)(e)	3,190	3,190

See accompanying notes which are an integral part of the financial statements.

Annual Report

28

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Brazos River Hbr. Navigation Brazoria County Envir. Facilities
Rev. (Dow Chemical Co. Proj.) Series B1, 2.85%, VRDN (a) . $	2,600	$2,600
Carrollton-Farmers Branch Independent School District Bonds
Series 1996, 5.7% 2/15/15 (Pre-Refunded to 2/15/06 @
100) (d)	4,080	4,113
Corpus Christi Gen. Oblig. Participating VRDN Series PT
2105, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	4,855	4,855
Corpus Christi Util. Sys. Rev. Series 2004 B, 2.85% 1/17/06,
CP	8,200	8,200
Corsicana Independent School District Participating VRDN
Series DB 111, 2.74% (Liquidity Facility Deutsche Bank
AG) (a)(e)	5,095	5,095
Crowley Independent School District Participating VRDN Series
PT 3039, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	7,115	7,115
Dallas Area Rapid Transit Sales Tax Rev. Series 2001, 2.9%
11/2/05 (Liquidity Facility Bayerische Landesbank
Girozentrale) (Liquidity Facility WestLB AG), CP	2,400	2,400
Dallas Independent School District Participating VRDN:
Series EGL 7050034, Class A, 2.74% (Liquidity Facility
Citibank NA) (a)(e)	2,800	2,800
Series PT 2210, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	7,320	7,320
Denton County Lewisville Independent School District
Participating VRDN Series SGA 134, 2.75% (Liquidity
Facility Societe Generale) (a)(e)	1,290	1,290
Denton Independent School District Participating VRDN Series
MS 451, 2.73% (Liquidity Facility Morgan Stanley) (a)(e)	4,015	4,015
Denton Util. Sys. Rev. Participating VRDN Series SGA 32,
2.75% (Liquidity Facility Societe Generale) (a)(e)	1,000	1,000
Duncanville Independent School District Participating VRDN
Series SGA 149, 2.75% (Liquidity Facility Societe
Generale) (a)(e)	4,000	4,000
El Paso Gen. Oblig. Participating VRDN Series Putters 1042,
2.74% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	3,615	3,615
Granbury Independent School District Participating VRDN
Series SG 129, 2.74% (Liquidity Facility Societe
Generale) (a)(e)	4,815	4,815
Harlandale Independent School District Participating VRDN
Series Putters 524, 2.74% (Liquidity Facility JPMorgan Chase
Bank) (a)(e)	2,710	2,710
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Houston
Music Hall-Hobby Ctr. Proj.) Series 1999, 2.75%, LOC
JPMorgan Chase Bank, VRDN (a)	400	400

See accompanying notes which are an integral part of the financial statements.

29 Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Harris County Gen. Oblig. Participating VRDN:
Series EGL 01 4305, 2.74% (Liquidity Facility Citibank NA,
New York) (a)(e)	$6,900	$6,900
Series MSTC 01 126 Class A, 2.73% (Liquidity Facility Bear
Stearns Companies, Inc.) (a)(e)	26,000	26,000
Series Putters 1099, 2.74% (Liquidity Facility JPMorgan
Chase Bank) (a)(e)	2,800	2,800
Series Putters 505, 2.74% (Liquidity Facility PNC Bank NA,
Pittsburgh) (a)(e)	10,620	10,620
Harris County-Houston Sports Auth. Spl. Rev. (Rodeo Proj.)
Series 2001 C, 2.75% (MBIA Insured), VRDN (a)	3,400	3,400
Hays Consolidated Independent School District Participating
VRDN Series PT 2462, 2.74% (Liquidity Facility Merrill Lynch
& Co., Inc.) (a)(e)	3,530	3,530
HFDC of Central Texas, Inc. Rev. (Villa de San Antonio Proj.)
2.73%, LOC KBC Bank NV, VRDN (a)	6,500	6,500
Houston Arpt. Sys. Rev. Participating VRDN:
Series EGL 00 4307, 2.74% (Liquidity Facility Citibank NA,
New York) (a)(e)	9,000	9,000
Series SG 03 161, 2.74% (Liquidity Facility Societe
Generale) (a)(e)	1,400	1,400
Houston Cmnty. College Sys. Rev. Participating VRDN:
Series Putters 380, 2.74% (Liquidity Facility JPMorgan Chase
Bank) (a)(e)	5,485	5,485
Series ROC II 2084, 2.74% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (a)(e)	2,500	2,500
Houston Gen. Oblig.:
Bonds Series PT 969, 2.95%, tender 7/20/06 (Liquidity
Facility DEPFA BANK PLC) (a)(e)(f)	8,200	8,200
Participating VRDN Series ROC II R242, 2.74% (Liquidity
Facility Citibank NA) (a)(e)	3,875	3,875
Series 2004 F, 2.75% 11/4/05 (Liquidity Facility DEPFA
BANK PLC), CP	5,000	5,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating
VRDN Series SG 139, 2.74% (Liquidity Facility Societe
Generale) (a)(e)	3,100	3,100
Houston Independent School District:
Bonds 2.77%, tender 6/14/06 (Permanent School Fund of
Texas Guaranteed) (a)	5,200	5,200
Participating VRDN:
Series DB 169, 2.74% (Liquidity Facility Deutsche Bank
AG) (a)(e)	3,380	3,380
Series TOC 05 F, 2.73% (Liquidity Facility Goldman Sachs
Group, Inc.) (a)(e)	10,395	10,395
See accompanying notes which are an integral part of the financial statements.

Annual Report 30

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Houston Independent School District: – continued
Participating VRDN:
Series TOC 05 M, 2.73% (Liquidity Facility Goldman
Sachs Group, Inc.) (a)(e)	$11,340	$11,340
Houston Util. Sys. Rev. Participating VRDN:
Series Merlots 04 C37, 2.72% (Liquidity Facility Wachovia
Bank NA) (a)(e)	9,125	9,125
Series PT 2243, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	7,140	7,140
Series PT 3229, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	5,355	5,355
Series Putters 527, 2.74% (Liquidity Facility JPMorgan Chase
Bank) (a)(e)	3,160	3,160
Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series SG
120, 2.74% (Liquidity Facility Societe Generale) (a)(e)	7,100	7,100
Hunt Memorial Hosp. District Rev. Series 1998, 2.75% (FSA
Insured), VRDN (a)	4,460	4,460
Katy Independent School District Series 2004 C, 2.7%
(Permanent School Fund of Texas Guaranteed), VRDN (a)	7,800	7,800
Lower Colorado River Auth. Transmission Contract Rev.
Participating VRDN:
Series MS 1082, 2.73% (Liquidity Facility Morgan
Stanley) (a)(e)	5,743	5,743
Series PT 1818, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	4,240	4,240
Mansfield Independent School District Participating VRDN
Series Putters 704, 2.74% (Liquidity Facility JPMorgan Chase
& Co.) (a)(e)	2,000	2,000
Midlothian Independent School District Participating VRDN
Series PT 3081, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	5,750	5,750
Montgomery County Muni. Util. District #46 Participating
VRDN Series Putters 548, 2.74% (Liquidity Facility JPMorgan
Chase & Co.) (a)(e)	1,715	1,715
North East Texas Independent School District Participating
VRDN Series TOC 05 U, 2.73% (Liquidity Facility Goldman
Sachs Group, Inc.) (a)(e)	6,000	6,000
Northside Independent School District Participating VRDN
Series PT 2329, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	4,640	4,640
Pearland Independent School District Participating VRDN Series
SG 106, 2.74% (Liquidity Facility Societe Generale) (a)(e)	500	500
Pflugerville Independent School District Participating VRDN Series
MS 1058, 2.73% (Liquidity Facility Morgan Stanley) (a)(e)	4,000	4,000

See accompanying notes which are an integral part of the financial statements.

31		Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Plano Independent School District Participating VRDN Series
SGA 128, 2.75% (Liquidity Facility Societe Generale) (a)(e) .	$1,680	$1,680
Princeton Independent School District Participating VRDN
Series SGB 02 41A, 2.74% (Liquidity Facility Societe
Generale) (a)(e)	1,250	1,250
Red River Ed. Fin. Corp. Ed. Rev. Participating VRDN Series
SGA 109, 2.75% (Liquidity Facility Societe Generale) (a)(e) .	7,070	7,070
Round Rock Gen. Oblig. Participating VRDN Series ROC II
R2135, 2.74% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (a)(e)	6,610	6,610
San Antonio Elec. & Gas Systems Rev.:
Participating VRDN:
Series MS 00 469, 2.73% (Liquidity Facility Morgan
Stanley) (a)(e)	9,995	9,995
Series SG 101, 2.74% (Liquidity Facility Societe
Generale) (a)(e)	2,700	2,700
Series SG 104, 2.74% (Liquidity Facility Societe
Generale) (a)(e)	12,250	12,250
Series SG 105, 2.74% (Liquidity Facility Societe
Generale) (a)(e)	11,700	11,700
Series Stars 112, 2.74% (Liquidity Facility BNP Paribas
SA) (a)(e)	1,040	1,040
2.81% (Liquidity Facility Bank of America NA), VRDN (a)	20,275	20,275
San Antonio Independent School District Bonds Series AAB 01
28, 2.76%, tender 11/7/05 (Liquidity Facility ABN-AMRO
Bank NV) (a)(e)	1,400	1,400
San Antonio Wtr. Sys. Rev.:
Participating VRDN Series Merlots 00 VV, 2.72% (Liquidity
Facility Wachovia Bank NA) (a)(e)	1,000	1,000
Series 2001 A, 2.9% 11/2/05 (Liquidity Facility Bank of
America NA), CP	6,400	6,400
Socorro Independent School District Participating VRDN:
Series EGL 00 4306, 2.74% (Liquidity Facility Citibank NA,
New York) (a)(e)	5,805	5,805
Series ROC II R2222, 2.74% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (a)(e)	4,160	4,160
Splendora Higher Ed. Facilities Corp. Rev. (Fellowship
Christian Academy Proj.) 2.75%, LOC Bank of America NA,
VRDN (a)	2,900	2,900
Spring Independent School District Participating VRDN Series
MT 82, 2.74% (Liquidity Facility BNP Paribas SA) (a)(e)	5,945	5,945
Sunnyvale School District Participating VRDN Series Putters
619, 2.74% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	3,605	3,605

See accompanying notes which are an integral part of the financial statements.

Annual Report

32

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Tarrant Reg’l. Wtr. District Wtr. Rev. Participating VRDN Series
PT 976, 2.74% (Liquidity Facility Lloyds TSB Bank PLC) (a)(e)	$7,995	$7,995
Texarkana Participating VRDN Series PT 3144, 2.74%
(Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,420	6,420
Texas A&M Univ. Rev. Participating VRDN Series Putters 945,
2.74% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,460	1,460
Texas Gen. Oblig.:
Participating VRDN:
Series DB 154, 2.74% (Liquidity Facility Deutsche Bank
AG) (a)(e)	10,775	10,775
Series EGL 03 0026, 2.74% (Liquidity Facility Citibank
NA, New York) (a)(e)	4,800	4,800
Series PT 3018, 2.74% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(e)	5,515	5,515
Series Putters 1024, 2.74% (Liquidity Facility JPMorgan
Chase Bank) (a)(e)	8,975	8,975
TRAN 4.5% 8/31/06	103,000	104,244
Texas Tpk. Auth. Central Tpk. Sys. Rev. Participating VRDN
Series PZ 76, 2.78% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	5,290	5,290
Tyler Health Facilities Dev. Corp. Hosp. Rev. Participating
VRDN Series PT 833, 2.74% (Liquidity Facility Svenska
Handelsbanken AB) (a)(e)	4,045	4,045
Tyler Wtrwks. & Swr. Rev. Participating VRDN Series SGA
112, 2.73% (Liquidity Facility Societe Generale) (a)(e)	10,000	10,000
Univ. of Texas Univ. Revs. Participating VRDN Series Putters
581, 2.74% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	3,885	3,885
Waxahachie Independent School District Participating VRDN
Series Merlots 04 C19, 2.72% (Liquidity Facility Wachovia
Bank NA) (a)(e)	5,140	5,140
		582,730

Utah 1.8%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds:
Series 1985 E2, 2.72%, tender 12/1/05 (AMBAC
Insured) (a)	6,000	6,000
Series F, 2.73%, tender 12/1/05 (AMBAC Insured) (a)	7,000	7,000
Participating VRDN:
Series EGL 96 C4402 Class A, 2.74% (Liquidity Facility
Citibank NA, New York) (a)(e)	4,000	4,000
Series MS 00 409, 2.73% (Liquidity Facility Morgan
Stanley) (a)(e)	1,535	1,535

See accompanying notes which are an integral part of the financial statements.

33 Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Utah – continued
Intermountain Pwr. Agcy. Pwr. Supply Rev.: – continued
Participating VRDN:
Series MS 175, 2.73% (Liquidity Facility Morgan
Stanley) (a)(e)	$16,495	$16,495
Saint George Elec. Rev. Participating VRDN Series Putters 917,
2.74% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	5,630	5,630
Salt Lake County Hosp. Rev. Participating VRDN Series PT 1467,
2.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,325	6,325
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Participating VRDN
Series PT 1813, 2.75% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	2,490	2,490
Utah Wtr. Fin. Agcy. Rev. Participating VRDN Series PT 1976,
2.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,145	5,145
		54,620

Vermont – 0.2%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Gifford Med.
Ctr. Proj.) Series A, 2.72%, LOC SunTrust Bank, VRDN (a)	4,900	4,900
Virginia – 2.3%
Chesapeake Bay Bridge & Tunnel Commission District Rev.
Participating VRDN Series Merlots A39, 2.72% (Liquidity
Facility Wachovia Bank NA) (a)(e)	1,975	1,975
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN
Series PT 886, 2.79% (Liquidity Facility Lloyds TSB Bank
PLC) (a)(e)	1,300	1,300
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. &
Pwr. Co. Proj.) Series 1984:
2.87% tender 11/4/05, CP mode	3,500	3,500
2.89% tender 12/1/05, CP mode	1,000	1,000
2.9% tender 12/6/05, CP mode	4,000	4,000
2.94% tender 12/2/05, CP mode	4,000	4,000
Norfolk Indl. Dev. Auth. Rev. (Children’s Hosp. of the King’s
Daughters, Inc. Proj.) 2.7%, LOC Wachovia Bank NA,
VRDN (a)	4,695	4,695
Norfolk Redev. & Hsg. Auth. Rev. (Old Dominion Univ. Real
Estate Foundation Univ. Village Student Hsg. Proj.) Series
2003 A, 2.7%, LOC Bank of America NA, VRDN (a)	5,370	5,370
Peninsula Ports Auth. Health Sys. Rev. (Riverside Health Sys.
Proj.) 2.81%, VRDN (a)	26,225	26,225
Tobacco Settlement Fing. Corp. Participating VRDN Series PA
1303, 2.78% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	10,000	10,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

34

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Virginia – continued
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating
VRDN Series MS 01 721, 2.73% (Liquidity Facility Morgan
Stanley) (a)(e)	$2,300	$2,300
Virginia Resources Auth. Clean Wtr. State Revolving Fund Rev.
Participating VRDN Series IXIS 05 15, 2.72% (Liquidity
Facility CDC Fin. CDC IXIS) (a)(e)	2,990	2,990
		67,355

Washington 4.0%
Central Puget Sound Reg’l. Trans. Auth. Sales & Use Tax Rev.
Participating VRDN Series Putters 781, 2.74% (Liquidity
Facility Dresdner Bank AG) (a)(e)	6,400	6,400
Central Puget Sound Reg’l. Trans. Auth. Sales Tax & Motor
Vehicle Excise Tax Rev. Participating VRDN Series MSTC 00
101, 2.73% (Liquidity Facility Bear Stearns Companies,
Inc.) (a)(e)	9,795	9,795
Energy Northwest Elec. Rev. Participating VRDN:
Series DB 100, 2.74% (Liquidity Facility Deutsche Bank
AG) (a)(e)	2,740	2,740
Series PT 734, 2.74% (Liquidity Facility Svenska
Handelsbanken AB) (a)(e)	7,000	7,000
Series ROC II R152, 2.74% (Liquidity Facility Citibank
NA) (a)(e)	2,230	2,230
Series ROC II R3012, 2.74% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (a)(e)	9,820	9,820
King County Gen. Oblig. Participating VRDN Series ROC II
R1028, 2.74% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (a)(e)	5,315	5,315
King County Rural Library District Participating VRDN Series
Putters 1015, 2.74% (Liquidity Facility JPMorgan Chase
Bank) (a)(e)	5,665	5,665
King County School District #401 Highline Pub. Schools
Participating VRDN Series Putters 526, 2.74% (Liquidity
Facility JPMorgan Chase Bank) (a)(e)	2,985	2,985
King County Swr. Rev. Participating VRDN Series MS 01 554,
2.73% (Liquidity Facility Morgan Stanley) (a)(e)	5,000	5,000
Pierce County School District #10 Tacoma Bonds Series MT
144, 2.95%, tender 7/20/06 (Liquidity Facility BNP Paribas
SA) (a)(e)(f)	10,940	10,940
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use
Tax Rev. Participating VRDN Series ROC II R2041, 2.74%
(Liquidity Facility Citigroup Global Markets Hldgs.,
Inc.) (a)(e)	3,960	3,960
Tulalip Tribes of The Tulalip Reservation Spl. Rev. 2.72%, LOC
Bank of America NA, VRDN (a)	11,000	11,000

See accompanying notes which are an integral part of the financial statements.

35		Annual Report

Investments continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Washington – continued
Washington Gen. Oblig. Participating VRDN:
Series PT 2095, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	$3,885	$3,885
Series PT 2562, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	5,920	5,920
Series PT 2752, 2.74% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	5,280	5,280
Series Putters 509, 2.74% (Liquidity Facility JPMorgan Chase
Bank) (a)(e)	5,470	5,470
Series SGA 35, 2.75% (Liquidity Facility Societe
Generale) (a)(e)	1,000	1,000
Series SGB 09, 2.74% (Liquidity Facility Societe
Generale) (a)(e)	900	900
Series SGB 11, 2.74% (Liquidity Facility Societe
Generale) (a)(e)	4,595	4,595
Washington Health Care Facilities Auth. Rev. Participating
VRDN Series FRRI 02 L45J, 2.81% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (a)(e)	5,000	5,000
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way
King County Proj.) 2.75%, LOC Bank of America NA,
VRDN (a)	2,300	2,300
		117,200

West Virginia – 0.6%
Cabell County Life Care Facilities Rev. (Foster Foundation
Prog.) Series 1998 A, 2.9%, LOC Huntington Nat’l. Bank,
Columbus, VRDN (a)	4,030	4,030
West Virginia Gen. Oblig. Participating VRDN Series Putters
1112, 2.74% (Liquidity Facility JPMorgan Chase & Co.) (a)(e) .	7,150	7,150
West Virginia Univ. Revs. Participating VRDN:
Series Putters 698, 2.74% (Liquidity Facility JPMorgan Chase
& Co.) (a)(e)	2,390	2,390
Series ROC II R4067, 2.74% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (a)(e)	4,685	4,685
		18,255

Wisconsin – 1.7%
Central Brown County Wtr. Auth. Wtr. Sys. Rev. Participating
VRDN Series PT 3071, 2.74% (Liquidity Facility Merrill Lynch
& Co., Inc.) (a)(e)	6,745	6,745
Milwaukee Swr. Rev. Participating VRDN Series ROC II R4500,
2.74% (Liquidity Facility Citigroup Global Markets Hldgs.,
Inc.) (a)(e)	3,570	3,570

See accompanying notes which are an integral part of the financial statements.

Annual Report

36

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Wisconsin – continued
Wisconsin Gen. Oblig. Participating VRDN:
Series MS 900, 2.73% (Liquidity Facility Morgan Stanley) (a)(e)	$2,495	$2,495
Series MS 901, 2.73% (Liquidity Facility Morgan Stanley) (a)(e)	5,245	5,245
Series PT 967, 2.74% (Liquidity Facility Lloyds TSB Bank
PLC) (a)(e)	8,925	8,925
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series PT 917, 2.74% (Liquidity Facility Landesbank
Hessen-Thuringen) (a)(e)	13,515	13,515
Series Putters 399, 2.74% (Liquidity Facility JPMorgan
Chase Bank) (a)(e)	3,245	3,245
(Nat’l. Regency of New Berlin, Inc. Proj.) 2.78%, LOC M&I
Marshall & Ilsley Bank, VRDN (a)	6,000	6,000
		49,740
	Shares
Other – 1.3%
Fidelity Tax Free Cash Central Fund, 2.68% (b)(c)	37,248,300	37,248

TOTAL INVESTMENT PORTFOLIO 94.7%
(Cost $2,796,959)		2,796,959

NET OTHER ASSETS – 5.3%		157,818
NET ASSETS 100%		$2,954,777

Security Type Abbreviations
BAN	—	BOND ANTICIPATION NOTE
CP	—	COMMERCIAL PAPER
RAN	—	REVENUE ANTICIPATION NOTE
TRAN	—	TAX AND REVENUE
ANTICIPATION NOTE
VRDN	—	VARIABLE RATE DEMAND NOTE

Legend

(a) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(b) Information in this report regarding
holdings by state and security types
does not reflect the holdings of the
Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to
investment companies and other accounts
managed by Fidelity Investments. The
rate quoted is the annualized seven day
yield of the fund at period end. A
complete unaudited listing of the fund’s
holdings as of its most recent quarter end
is available upon request.

See accompanying notes which are an integral part of the financial statements.

37 Annual Report

Investments continued

(d) Security collateralized by an amount
sufficient to pay interest and principal.

(e) Provides evidence of ownership in one
or more underlying municipal bonds.

(f) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $46,105,000
or 1.6% of net assets.

Additional information on each holding is as follows:

	Acquisition	Cost
Security	Date	(000s)
Houston Gen.
Oblig. Bonds Series
PT 969, 2.95%,
tender 7/20/06
(Liquidity Facility	5/27/04 -
DEPFA BANK PLC)	1/28/05	$8,200
Michigan Hosp.
Fin. Auth. Hosp.
Rev. Bonds
Series PT 732,
2.95%, tender
7/20/06 (Liquidity
Facility Svenska	5/29/03 -
Handelsbanken AB)	12/29/03	$7,700

Philadelphia School
District Bonds Series
MT 135, 2.85%,
tender 6/15/06
(Liquidity Facility	5/27/05 -
DEPFA BANK PLC)	6/16/05	$19,265
Pierce County
School District #10
Tacoma Bonds
Series MT 144,
2.95%, tender
7/20/06 (Liquidity
Facility BNP
Paribas SA)	6/30/05	$10,940

See accompanying notes which are an integral part of the financial statements.

Annual Report 38

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)		October 31, 2005

Assets
Investment in securities, at value (cost $2,796,959)
See accompanying schedule		$2,796,959
Cash		126,086
Receivable for investments sold		2,008
Receivable for fund shares sold		61,551
Interest receivable		17,675
Receivable from investment adviser for expense
reductions		108
Other receivables		359
Total assets		3,004,746

Liabilities
Payable for investments purchased	$3,262
Payable for fund shares redeemed	44,942
Distributions payable	106
Accrued management fee	610
Distribution fees payable	343
Other affiliated payables	504
Other payables and accrued expenses	202
Total liabilities		49,969

Net Assets		$2,954,777
Net Assets consist of:
Paid in capital		$2,954,535
Distributions in excess of net investment income		(2)
Accumulated undistributed net realized gain (loss) on
investments		244
Net Assets		$2,954,777
Daily Money Class:
Net Asset Value, offering price and redemption price
per share ($574,949 ÷ 574,517 shares)		$1.00
Capital Reserves Class:
Net Asset Value, offering price and redemption price
per share ($523,688 ÷ 523,300 shares)		$1.00
Fidelity Tax Free Money Market Fund:
Net Asset Value, offering price and redemption price
per share ($1,856,140 ÷ 1,855,704 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

39 Annual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Year ended October 31, 2005

Investment Income
Interest		$56,440

Expenses
Management fee	$6,371
Transfer agent fees	5,162
Distribution fees	3,954
Accounting fees and expenses	251
Independent trustees’ compensation	12
Custodian fees and expenses	43
Registration fees	579
Audit	47
Legal	5
Miscellaneous	86
Total expenses before reductions	16,510
Expense reductions	(3,370)	13,140

Net investment income		43,300

Net realized gain (loss) on investment securities		34
Net increase in net assets resulting from operations		$43,334

See accompanying notes which are an integral part of the financial statements.

Annual Report

40

Statement of Changes in Net Assets
		Year ended	Year ended
		October 31,	October 31,
Amounts in thousands		2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income		$43,300	$9,328
Net realized gain (loss)		34	443
Net increase in net assets resulting from operations	.	43,334	9,771
Distributions to shareholders from net investment income	.	(43,305)	(9,329)
Share transactions - net increase (decrease)		776,912	768,545
Total increase (decrease) in net assets		776,941	768,987

Net Assets
Beginning of period		2,177,836	1,408,849
End of period (including distributions in excess of net
investment income of $2 and undistributed net
investment income of $124, respectively)		$2,954,777	$2,177,836

See accompanying notes which are an integral part of the financial statements.

41 Annual Report

Financial Highlights Daily Money Class

Years ended October 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment
Operations
Net investment income	016	.005	.005	.010	.026
Distributions from net investment
income	(.016)	(.005)	(.005)	(.010)	(.026)
Net asset value,
end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnA	1.58%	.47%	.52%	.98%	2.66%
Ratios to Average Net AssetsB
Expenses before expense
reductions	74%	.74%	.74%	.73%	.77%
Expenses net of voluntary
waivers, if any	70%	.70%	.70%	.70%	.70%
Expenses net of all reductions	61%	.69%	.68%	.66%	.67%
Net investment income	1.60%	.49%	.52%	.98%	2.59%
Supplemental Data
Net assets, end of period
(in millions)	$575	$625	$544	$576	$575

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions repre sent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

42

Financial Highlights Capital Reserves Class

Years ended October 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment
Operations
Net investment income	013	.002	.003	.007	.024
Distributions from net investment
income	(.013)	(.002)	(.003)	(.007)	(.024)
Net asset value,
end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnA	1.33%	.23%	.30%	.72%	2.40%
Ratios to Average Net AssetsB
Expenses before expense
reductions	99%	.99%	.99%	.98%	1.02%
Expenses net of voluntary
waivers, if any	95%	.94%	.93%	.95%	.95%
Expenses net of all reductions	86%	.93%	.91%	.91%	.92%
Net investment income	1.35%	.25%	.29%	.72%	2.33%
Supplemental Data
Net assets, end of period
(in millions)	$524	$504	$369	$367	$298

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions repre sent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

43 Annual Report

Financial Highlights Fidelity Tax Free Money Market Fund

Years ended October 31,	2005	2004	2003	2002	2001D
Selected Per Share Data
Net asset value,
beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment
Operations
Net investment income	018	.007	.008	.012	.008
Distributions from net investment
income	(.018)	(.007)	(.008)	(.012)	(.008)
Net asset value,
end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	1.84%	.73%	.78%	1.21%	.79%
Ratios to Average Net AssetsE
Expenses before expense
reductions	49%	.49%	.49%	.49%	.53%A
Expenses net of voluntary
waivers, if any	45%	.45%	.45%	.45%	.45%A
Expenses net of all reductions	36%	.44%	.43%	.41%	.42%A
Net investment income	1.85%	.74%	.74%	1.17%	2.05%A
Supplemental Data
Net assets, end of period
(in millions)	$1,856	$1,049	$495	$254	$78

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D For the period June 19, 2001 (commencement of sale of shares) to October 31, 2001.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

44

Notes to Financial Statements

For the period ended October 31, 2005 (Amounts in thousands except ratios)

1. Significant Accounting Policies.

Tax Exempt Fund (the fund) is a fund of Newbury Street Trust (the trust) and is autho rized to issue an unlimited number of shares. The trust is registered under the Invest ment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Delaware statutory trust.

The fund offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax Free Money Market Fund. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affili ates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a 7 of the 1940 Act, securities are valued at amortized cost, which approximates value.  Investments in open end mutual funds are valued at their closing net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income dividends

45 Annual Report

Notes to Financial Statements continued (Amounts in thousands except ratios) 1. Significant Accounting Policies continued Income Tax Information and Distributions to Shareholders continued

and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to deferred trustees compensation.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$—
Unrealized depreciation	—
Net unrealized appreciation (depreciation)	—
Undistributed ordinary income	244

Cost for federal income tax purposes	$2,796,959

The tax character of distributions paid was as follows:

	October 31, 2005	October 31, 2004
Tax exempt Income	43,305	9,329

2. Operating Policies.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Annual Report

46

2. Operating Policies continued

Note Purchase Agreements. Tax Exempt, together with other affiliated funds, has entered into an agreement representing a commitment to purchase specific notes prior to their issuance. Based on the terms of the agreement, the fund committed to purchase up to $6,324 of notes with a floating rate coupon based on an Index Rate as defined in the agreement, and maturing on August 31, 2006.

Payment for the notes is not required and interest does not accrue until the delivery date. The obligation of the fund to purchase these notes is contingent upon no material adverse changes in the credit quality of the issuer. The issuer may submit a request to the fund to purchase up to the maximum principal amount of the note. The fund does not record a portfolio holding or any entries to its records until the notes are purchased. The notes are subject to market value fluctuations and there is risk the securities will not be issued as anticipated. The fund has identified securities as segregated with a value at least equal to the amount of the commitment.

According to the terms of the agreement, the issuer may not request a purchase after February 1, 2006, effectively terminating any obligation of the fund to purchase the notes. At period end, the fund had no obligation to purchase any notes.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee that is based on an annual rate of .25% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Daily Money Class and Capital Reserves Class pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which are based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Daily Money Class	00%	.25%	$1,504	$113
Capital Reserves Class	25%	.25%	2,450	311
			$3,954	$444

47 Annual Report

Notes to Financial Statements continued (Amounts in thousands except ratios) 3. Fees and Other Transactions with Affiliates continued

Sales Load. FDC receives the proceeds of deferred sales charges of .25% on certain purchases of the Daily Money Class. When Daily Money Class shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made. For the period, FDC retained no sales load from Daily Money Class.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the fund. Citibank has entered into a sub arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, to perform the activities associated with the fund’s transfer and shareholder servicing agent functions. FIIOC receives account fees and asset based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Tax Exempt pays a transfer agent fee equal to an annual rate of .20% of its month end net assets. For the period the total transfer agent fees paid by each class to FIIOC were as follows.

Daily Money Class	$1,204
Capital Reserves Class	979
Fidelity Tax Free Money Market Fund	2,979
$5,162

Citibank also has a sub arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund’s accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR

The Money Market Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $452 for the period.

4. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

Annual Report

48

4. Expense Reductions - continued
The following classes were in reimbursement during the period:
	Expense	Reimbursement
	Limitations	from adviser
Daily Money Class	70%	$243
Capital Reserves Class	95%	201
Fidelity Tax Free Money Market Fund	45%	643

In addition, through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and accounting expenses by $43 and $243, respectively. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Daily Money Class	$471
Capital Reserves Class	384
Fidelity Tax Free Money Market Fund	1,142

5. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2005	2004
From net investment income
Daily Money Class	$9,417	$2,634
Capital Reserves Class	6,442	1,042
Fidelity Tax Free Money Market Fund	27,446	5,653
Total	$43,305	$9,329

49 Annual Report

Notes to Financial Statements continued (Amounts in thousands except ratios) 7. Share Transactions. Transactions for each class of shares at a $1.00 per share were as follows:

	Years ended October 31,
	2005	2004
Daily Money Class
Shares sold	2,995,165	2,074,164
Reinvestment of distributions	8,704	2,423
Shares redeemed	(3,054,026)	(1,995,886)
Net increase (decrease)	(50,157)	80,701
Capital Reserves Class
Shares sold	2,299,484	1,984,368
Reinvestment of distributions	6,281	965
Shares redeemed	(2,285,709)	(1,851,078)
Net increase (decrease)	20,056	134,255
Fidelity Tax Free Money Market Fund
Shares sold	6,423,517	3,007,673
Reinvestment of distributions	27,099	5,599
Shares redeemed	(5,643,603)	(2,459,683)
Net increase (decrease)	807,013	553,589

Annual Report

50

Report of Independent Registered Public Accounting Firm

To the Trustees of Newbury Street Trust and the Shareholders of Tax Exempt Fund:

In our opinion, the accompanying statement of assets and liabilities, including the sched ule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax Exempt Fund (a fund of Newbury Street Trust) at October 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Tax Exempt Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant esti mates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts December 9, 2005

51 Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy, each of the Trustees oversees 322 funds advised by FMR or an affiliate. Mr. McCoy oversees 324 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)**

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Man agement, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Annual Report

52

Name, Age; Principal Occupation Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005 present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001 present), FMR Co., Inc. (2001 present), and a Director of FMR Corp. Previously, Ms. Johnson served as President and a Director of FMR (2001 2005), Senior Vice President of the Fidelity funds (2001 2005), and managed a number of Fidelity funds.

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson’s father.

53 Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Compa ny (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board mem ber of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

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54

Name, Age; Principal Occupation George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Acad emy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Pre viously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommu nications network surveillance, 2001 2004), and Teletech Holdings (cus tomer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

55 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corpora tion (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001 present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director’s Council of the Investment Com pany Institute. In addition, Mr. Mann is a member of the President’s Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Car olina (16 school system).

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Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Mem ber of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

57 Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper and Mr. Wolfe may be sent to Fidelity Invest ments, P.O. Box 55235, Boston, Massachusetts 02205 5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Newbury Street Trust. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Newbury Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Direc tor (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2004

Member of the Advisory Board of Newbury Street Trust. Mr. Wolfe also serves as a Trustee (2005 present) or Member of the Advisory Board (2004 present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

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Name, Age; Principal Occupation Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Donovan also serves as Vice Presi dent of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

Charles S. Morrison (44)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Morrison also serves as Vice President of Fidelity’s Money Market Funds (2005 present) and certain Asset Alloca tion Funds (2002 present). Previously, he served as Vice President of Fidelity’s Bond Funds (2002 2005) and certain Balanced Funds (2002 2005). He served as Vice President (2002 2005) and Bond Group Leader (2002 2005) of Fidelity Investments Fixed Income Divi sion. Mr. Morrison is also Vice President of FIMM (2002 present) and FMR (2002 present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (57)

Year of Election or Appointment: 2002

Vice President of the fund. Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Allocation Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003 present) and a Vice President of FMR (2000 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice Presi dent of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Munici pal Bond Funds (2001 2002). Mr. Murphy joined Fidelity Investments in 1989 as a portfolio manager in the Bond Group.

Michael Widrig (42)

Year of Election or Appointment: 2004

Vice President of the fund. Mr. Widrig also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibili ties, Mr. Widrig managed a variety of Fidelity funds and worked as an analyst in the Fixed Income Group.

59 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Manage ment, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corpora tion (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of the fund. Mr. Fross also serves as Assistant Secre tary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of the fund. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of the fund. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

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Name, Age; Principal Occupation John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of the fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institu tional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of the fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Temple ton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of profes sional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (38)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Trea surer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice Presi dent of the Investment Operations Group (2000 2003).

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Trustees and Officers - continued

Name, Age; Principal Occupation John H. Costello (59)

Year of Election or Appointment: 1986

Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Trea surer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (39)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

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Distributions

The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended October 31, 2005, $34,000, or, if subsequently determined to be different, the net capital gain of such year, and for dividends with respect to the taxable year ended October 31, 2004, $208,000 if subsequently determined to be differ ent, the excess of: (a) the net capital gain of such year, over (b) amounts previously designated as capital gain dividends with respect to such year.

During fiscal year ended 2005, 100% of the Tax Exempt Fund’s income dividends was free from federal income tax, and 0% of the fund’s income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

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Board Approval of Investment Advisory Contracts and Management Fees

Cash Management Funds: Treasury Fund / Prime Fund / Tax Exempt Fund

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Fixed Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to each fund and its sharehold ers by Fidelity (including the investment performance of each fund); (2) the competi tiveness of the management fee and total expenses of each fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (4) the extent to which economies of scale would be realized as each fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and indepen dent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund’s sharehold ers, with the opportunity to review and weigh the disclosure provided by the fund in its

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prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the backgrounds of the funds’ portfolio managers and the funds’ investment objectives and disciplines. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board also considered the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the

65 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restric tions. It also reviewed each fund’s absolute investment performance for each class, as well as each fund’s relative investment performance for each class measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods. For Treasury Fund, the following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the returns of Advisor C Class and Daily Money Class of the fund and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Advisor C Class and Daily Money Class represent the performance of classes with the highest and lowest 12b 1 fees, respectively (not necessarily with the highest and lowest total expenses). For each of Prime Fund and Tax Exempt Fund, the following charts considered by the Board show, over the one , three , and five year periods ended Decem ber 31, 2004, the returns of Capital Reserves Class and Daily Money Class of the fund and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. For Prime Fund, the returns of Capital Reserves Class and Daily Money Class represent the performance of classes with the highest and lowest 12b 1 fees, respectively (not necessarily with the highest and lowest total expenses). For Tax Exempt Fund, the returns of Capital Reserves Class and Daily Money Class represent the performance of classes with high and low 12b 1 fees, respec tively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

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67 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

The Board noted that the relative investment performance of Daily Money Class of each fund has compared favorably to its Lipper peer group over time. The Board considered that the variations in performance among each fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit each fund’s shareholders, particularly in light of the Board’s view that each fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board’s management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s

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standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a TMG % of 11% would mean that 89% of the funds in the Total Mapped Group had higher management fees than a fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which a fund’s management fee ranked, is also included in the charts and considered by the Board.

69 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

The Board noted that each fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. Based on its review, the Board concluded that each fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board considered the fund’s management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund paid 12b 1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and

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reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b 1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b 1 fees.

Fidelity Tax Free Money Market Fund (retail class of Tax Exempt Fund): The Board noted that the total expenses of the class ranked below its competitive median for 2004.

Daily Money Class (25 basis point 12b 1 fee class of each fund): The Board noted that the total expenses of Daily Money Class of each fund ranked above its competitive median for 2004.

Capital Reserves Class (50 basis point 12b 1 fee class of each fund): The Board noted that the total expenses of Capital Reserves Class of each fund ranked above its competi tive median for 2004. The Board also considered that in 2004, FMR waived a portion of the Capital Reserves Class expenses for each of Treasury Fund and Tax Exempt Fund to avoid the class’s yield dropping below 10 basis points.

Advisor B Class and Advisor C Class (100 basis point 12b 1 fee classes of Treasury Fund): The Board noted that the total expenses of each class ranked above its competitive median for 2004. The Board also considered that in 2004, FMR waived a portion of each class’s expenses to avoid the class’s yield dropping below 10 basis points.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses for each class of each fund were reasonable, although in most cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

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Board Approval of Investment Advisory Contracts and Management Fees continued

On an annual basis, FMR presents to the Board Fidelity’s profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the funds’ business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity’s fund profitability methodology, including additional detail on various cost allocations; (ii) fall out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Annual Report

72

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that each fund’s existing Advisory Contracts should be renewed.

73 Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report 74

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

75 Annual Report

To Visit Fidelity

For directions and hours,
please call 1 800 544 9797.

Arizona
7001 West Ray Road
Chandler, AZ
7373 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
21701 Hawthorne Boulevard
Torrance, CA
2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 East Westview Road
Littleton, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
222 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL
3501 PGA Boulevard
West Palm Beach, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Missouri
8885 Ladue Road
Ladue, MO

Annual Report 76

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Highway 35
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY
2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY

North Carolina
4611 Sharon Road
Charlotte, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
16850 SW 72nd Avenue
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX
6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
215 South State Street
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

77 Annual Report

77

Annual Report

78

79 Annual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Sub-Adviser
Fidelity Investments
Money Management, Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Citibank, N.A.
New York, NY
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

TFM-UANN-1205 1.784782.102

Item 2. Code of Ethics

As of the end of the period, October 31, 2005, Newbury Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended October 31, 2005 and October 31, 2004, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Prime Fund, Tax-Exempt Fund and Treasury Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2005A	2004A
Prime Fund	$72,000	$60,000
Tax-Exempt Fund	$38,000	$33,000
Treasury Fund	$41,000	$37,000
All funds in the Fidelity Group of Funds audited by PwC	$11,900,000	$10,600,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended October 31, 2005 and October 31, 2004 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2005A	2004A
Prime Fund	$0	$0
Tax-Exempt Fund	$0	$0
Treasury Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended October 31, 2005 and October 31, 2004, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2005A	2004A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended October 31, 2005 and October 31, 2004, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2005A	2004A
Prime Fund	$1,700	$1,600
Tax-Exempt Fund	$1,700	$1,600
Treasury Fund	$1,700	$1,600
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended October 31, 2005 and October 31, 2004, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended October 31, 2005 and October 31, 2004, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2005A	2004A
Prime Fund	$10,100	$8,800
Tax-Exempt Fund	$3,100	$2,300
Treasury Fund	$2,700	$2,700
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended October 31, 2005 and October 31, 2004, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A
PwC	$420,000	$300,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2005 and October 31, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2005 and October 31, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2005 and October 31, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2005 and October 31, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2005 and October 31, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2005 and October 31, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not applicable.

(g) For the fiscal years ended October 31, 2005 and October 31, 2004, the aggregate fees billed by PwC of $4,050,000A and $2,250,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2005A	2004A
Covered Services	$450,000	$300,000
Non-Covered Services	$3,600,000	$1,950,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Newbury Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 21, 2005
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	December 21, 2005